                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N-CSR/A


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


INVESTMENT COMPANY ACT FILE NUMBER:  811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:  2020 Calamos Court, Naperville
                                         Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:   James S. Hamman, Jr., Secretary,
                                         Calamos Advisors LLC
                                         2020 Calamos Court,
                                         Naperville, Illinois
                                         60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (630) 245-7200

DATE OF FISCAL YEAR END:  March 31, 2006

DATE OF REPORTING PERIOD:  April 1, 2005 through September 30, 2005

Calamos International Growth Fund

Supplement to the Calamos Family of Funds Semiannual report dated September 30, 2005. Page 8 of the semiannual report is deleted and replaced with this page:
The vertical scale on the chart has been corrected.

PRIMARY OBJECTIVE: Long-term capital growth

GROWTH OF $10,000
Based on a hypothetical investment made in the Fund

A SHARES from 03/16/05 through 09/30/05

                               (PERFORMANCE GRAPH)

                             INVESTMENT VALUE TABLE

                   CALAMOS INTERNATIONAL GROWTH FUND - CLASS A

Instrument Inception (3/16/2005 to 9/30/2005)

Initial Investment: 10,000
Intervals: Monthly
Currency: United States dollar
Fund Number: 0645

             CALAMOS INTERNATIONAL
             GROWTH FUND - CLASS A
   DATE               LOAD            EAFE    EAFE GROWTH
   ----      ---------------------   ------   -----------
03/16/2005            9,524          10,000      10,000
03/31/2005            9,295           9,693       9,699
04/30/2005            9,010           9,476       9,519
05/31/2005            9,219           9,491       9,555
06/30/2005            9,543           9,621       9,635
07/31/2005           10,133           9,916       9,929
08/31/2005           10,381          10,170      10,215
09/30/2005           10,914          10,625      10,647

                                    A SHARES

                                      CIGRX

                                    INCEPTION

                                 March 16, 2005

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares.

* The MSCI EAFE Growth Index measures developed market growth equity performance (excluding the U.S. and Canada). Source: Lipper Analytical Services.

** The MSCI EAFE Index measures developed market equity performance (excluding the U.S. and Canada). Source: Lipper Analytical Services.



8 SEMIANNUAL REPORT Calamos International Growth Fund

ITEM 1. REPORT TO SHAREHOLDERS.

                                     (PHOTO)

                                                      CALAMOS(R) FAMILY OF FUNDS

                                            SEMIANNUAL REPORT SEPTEMBER 30, 2005

                                                             Calamos Growth Fund

                                                          Calamos Blue Chip Fund

                                                              Calamos Value Fund

                                               Calamos International Growth Fund

                                           Calamos Global Growth and Income Fund

                                                  Calamos Growth and Income Fund

                                                         Calamos High Yield Fund

                                                        Calamos Convertible Fund

                                                     Calamos Market Neutral Fund

                                                   (CALAMOS INVESTMENTS(R) LOGO)

                                Table of Contents

President's Letter .......................................................     1
Calamos Growth Fund ......................................................     2
Calamos Blue Chip Fund ...................................................     4
Calamos Value Fund .......................................................     6
Calamos International Growth Fund ........................................     8
Calamos Global Growth and Income Fund ....................................    10
Calamos Growth and Income Fund ...........................................    12
Calamos High Yield Fund ..................................................    14
Calamos Convertible Fund .................................................    16
Calamos Market Neutral Fund ..............................................    18
Expense Overview .........................................................    20
Schedule of Investments ..................................................    22
Statements of Assets and Liabilities .....................................    52
Statements of Operations .................................................    54
Statements of Changes In Net Assets ......................................    56
Notes to Financial Statements ............................................    61
Financial Highlights .....................................................    73
Trustee Approval of Management Agreement .................................   103

President's Letter

(JOHN P. CALAMOS, SR. PHOTO)

Dear Shareholder:

Thank you for your interest in the Calamos Family of Funds, as we welcome the opportunity to be a part of your long-term financial plan. Inside this semi-annual report you will find performance, sector allocation, holdings and financial highlights for all of Calamos Investment Trust portfolios, including the newest portfolio, the Calamos International Growth Fund.

Here at Calamos Investments, we manage all of our funds to seek solid long-term risk-adjusted performance. One of the keys to our investment process is to concentrate not on short-term market fluctuations, but to position our portfolios for where we believe the market is headed, not where it has been. Although our family of funds range from more aggressive to more conservative investment approaches, each portfolio's holding is assessed on its potential downside versus its upside, and then adjusted when necessary in anticipation of our economic and market outlook. Currently, we believe that we are in the middle phase of the economic cycle, and have strived to position each portfolio for a period of slow, but stable growth, generally favoring higher quality, often larger-sized companies.

We consider our communications to shareholders to be a critical part of our customer service orientation and urge you to review the quarterly fund reviews and market commentaries for further information regarding our outlook and positioning. Remember that our Web site (www.calamos.com) can provide you with market updates, current fund performance, portfolio information and more. For example, we have recently added a tax center to assist you as tax season approaches. The center includes fund income and capital gain distributions, qualified dividend data, a tax calendar and a guide to tax forms. All data will be updated for 2005 as it becomes available.

If you have any questions about your account or investment, you can contact your financial advisor, visit us at www. calamos.com or contact a Calamos Client Service Representative at 800.582.6959 Monday thorough Friday, 8 a.m. to 6 p.m (Central Time). Once again, thank you for your confidence in Calamos Investments and the Calamos Family of Funds. We look forward to being part of your long-term investment plan in the months and years ahead.

Sincerely,


/s/ JOHN P. CALAMOS, SR.
-------------------------------------
JOHN P. CALAMOS, SR.
Chairman, CEO and Co-CIO

CALAMOS INVESTMENT TRUST

The views expressed in this report reflect those of Calamos Advisors LLC through September 30, 2005. The manager's views are subject to change at any time based on market and other conditions. This report is submitted for general information for the shareholders of the funds.


                                          President's Letter SEMIANNUAL REPORT 1

Calamos Growth Fund

PRIMARY OBJECTIVE: Long-term capital growth

GROWTH OF $10,000
Based on a hypothetical
investment made in the Fund

CLASS A SHARES from 09/30/95 through 09/30/05

                               (PERFORMANCE GRAPH)

                             INVESTMENT VALUE TABLE

                         CALAMOS GROWTH FUND - CLASS A

Previous 10 Years (9/30/1995 to 9/30/2005)

Initial Investment: 10,000
Intervals: Monthly
Currency: United States dollar
Fund Number: 0606

             CALAMOS GROWTH FUND   RUSSELL MIDCAP GROWTH TOTAL    S&P 500 INDEX* - DIVS
   DATE              LOAD                     RETURN                   REINVESTED
----------   -------------------   ----------------------------   ---------------------
09/30/1995           9,526                    10,000                      10,000
10/31/1995           9,096                     9,747                       9,964
11/30/1995           9,214                    10,183                      10,402
12/31/1995           9,392                    10,188                      10,602
01/31/1996           9,133                    10,368                      10,963
02/29/1996           9,776                    10,761                      11,065
03/31/1996          10,224                    10,845                      11,171
04/30/1996          11,581                    11,369                      11,336
05/31/1996          12,413                    11,601                      11,628
06/30/1996          11,785                    11,251                      11,672
07/31/1996          10,714                    10,377                      11,157
08/31/1996          11,518                    10,938                      11,392
09/30/1996          12,223                    11,633                      12,033
10/31/1996          12,243                    11,497                      12,365
11/30/1996          12,615                    12,174                      13,300
12/31/1996          12,953                    11,969                      13,036
01/31/1997          13,261                    12,499                      13,851
02/28/1997          12,603                    12,223                      13,959
03/31/1997          12,175                    11,533                      13,386
04/30/1997          12,553                    11,815                      14,185
05/31/1997          13,725                    12,874                      15,048
06/30/1997          14,678                    13,230                      15,723
07/31/1997          16,168                    14,497                      16,974
08/31/1997          16,699                    14,355                      16,023
09/30/1997          17,919                    15,082                      16,900
10/31/1997          17,127                    14,326                      16,336
11/30/1997          16,125                    14,477                      17,092
12/31/1997          16,090                    14,667                      17,386
01/31/1998          16,258                    14,403                      17,578
02/28/1998          17,885                    15,757                      18,846
03/31/1998          18,755                    16,418                      19,811
04/30/1998          18,661                    16,641                      20,010
05/31/1998          17,764                    15,956                      19,666
06/30/1998          19,101                    16,408                      20,465
07/31/1998          18,240                    15,705                      20,247
08/31/1998          14,370                    12,707                      17,320
09/30/1998          15,604                    13,669                      18,429
10/31/1998          16,230                    14,675                      19,928
11/30/1998          17,951                    15,665                      21,136
12/31/1998          20,484                    17,287                      22,354
01/31/1999          22,457                    17,805                      23,289
02/28/1999          20,755                    16,935                      22,565
03/31/1999          21,980                    17,878                      23,468
04/30/1999          21,971                    18,692                      24,377
05/31/1999          21,541                    18,452                      23,801
06/30/1999          24,467                    19,740                      25,122
07/31/1999          23,626                    19,112                      24,338
08/31/1999          24,383                    18,913                      24,217
09/30/1999          24,551                    18,752                      23,553
10/31/1999          26,281                    20,202                      25,044
11/30/1999          29,619                    22,294                      25,553
12/31/1999          36,400                    26,154                      27,058
01/31/2000          35,748                    26,149                      25,698
02/29/2000          50,579                    31,646                      25,212
03/31/2000          49,101                    31,679                      27,678
04/30/2000          49,519                    28,604                      26,846
05/31/2000          44,259                    26,519                      26,295
06/30/2000          51,883                    29,333                      26,943
07/31/2000          45,931                    27,475                      26,522
08/31/2000          54,197                    31,619                      28,169
09/30/2000          53,260                    30,073                      26,682
10/31/2000          49,916                    28,015                      26,569
11/30/2000          42,927                    21,927                      24,475
12/31/2000          46,078                    23,081                      24,594
01/31/2001          45,441                    24,400                      25,467
02/28/2001          43,553                    20,179                      23,145
03/31/2001          42,131                    17,291                      21,679
04/30/2001          45,191                    20,174                      23,363
05/31/2001          45,111                    20,079                      23,520
06/30/2001          44,759                    20,089                      22,947
07/31/2001          43,371                    18,735                      22,721
08/31/2001          41,506                    17,377                      21,299
09/30/2001          37,923                    14,505                      19,579
10/31/2001          39,458                    16,030                      19,952
11/30/2001          41,267                    17,755                      21,483
12/31/2001          42,541                    18,430                      21,671
01/31/2002          42,768                    17,832                      21,355
02/28/2002          41,494                    16,821                      20,943
03/31/2002          42,814                    18,105                      21,731
04/30/2002          43,325                    17,146                      20,413
05/31/2002          42,734                    16,635                      20,263
06/30/2002          40,914                    14,799                      18,820
07/31/2002          37,570                    13,361                      17,353
08/31/2002          37,923                    13,315                      17,466
09/30/2002          36,421                    12,257                      15,568
10/31/2002          37,069                    13,206                      16,938
11/30/2002          38,196                    14,240                      17,935
12/31/2002          35,784                    13,379                      16,882
01/31/2003          35,306                    13,248                      16,440
02/28/2003          34,965                    13,133                      16,193
03/31/2003          36,034                    13,377                      16,350
04/30/2003          38,127                    14,288                      17,697
05/31/2003          41,142                    15,663                      18,629
06/30/2003          41,858                    15,886                      18,867
07/31/2003          44,281                    16,454                      19,200
08/31/2003          46,590                    17,360                      19,574
09/30/2003          46,294                    17,024                      19,366
10/31/2003          50,457                    18,396                      20,462
11/30/2003          51,151                    18,888                      20,642
12/31/2003          50,935                    19,094                      21,724
01/31/2004          52,880                    19,724                      22,123
02/29/2004          53,369                    20,055                      22,430
03/31/2004          54,165                    20,017                      22,092
04/30/2004          51,128                    19,452                      21,745
05/31/2004          53,733                    19,911                      22,044
06/30/2004          55,815                    20,228                      22,472
07/31/2004          51,060                    18,888                      21,728
08/31/2004          50,127                    18,655                      21,816
09/30/2004          53,665                    19,352                      22,053
10/31/2004          54,575                    20,008                      22,390
11/30/2004          58,801                    21,042                      23,296
12/31/2004          60,433                    22,050                      24,088
01/31/2005          58,003                    21,459                      23,501
02/28/2005          58,767                    22,003                      23,996
03/31/2005          56,919                    21,681                      23,571
04/30/2005          53,509                    20,823                      23,124
05/31/2005          57,718                    22,016                      23,859
06/30/2005          57,969                    22,425                      23,893
07/31/2005          61,345                    23,734                      24,782
08/31/2005          60,752                    23,589                      24,556
09/30/2005          62,292                    23,895                      24,755

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares.

* The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

** The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies whose average market capitalization is approximately $4.2 billion, with higher price-to-book ratios and higher growth values. Source: Russell/Mellon Analytical Services LLC

                             MORNINGSTAR RATING(TM)
                                     * * * *

                               overall out of 655
                              mid-cap growth funds

                                    A SHARES
                                      CVGRX

                                    INCEPTION
                                September 4, 1990

As of 09/30/2005, Morningstar rated the Calamos Growth Fund three stars for three years, four stars for five years, and five stars for 10 years out of 655, 464 and 166 mid-cap growth funds, respectively.

Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)


2 SEMIANNUAL REPORT Calamos Growth Fund

                                                             Calamos Growth Fund

AVERAGE ANNUAL TOTAL RETURN+

                                                                                       10 YEARS OR
                                         1 YEAR         3 YEARS         5 YEARS      @SINCE INCEPTION
                                     load-adjusted   load-adjusted   load-adjusted     load-adjusted
                                     -------------   -------------   -------------   ----------------
CLASS A SHARES - Inception 9/4/90    16.07%  10.57%  19.59%  17.66%   3.18%  2.18%    20.66%  20.07%
CLASS B SHARES - Inception 9/11/00   15.21   10.21   18.70   17.99    4.20   3.86      4.30@   4.13@
CLASS C SHARES - Inception 9/3/96    15.19   14.19   18.70   18.70    2.71   2.71     19.87@  19.87@
CLASS I SHARES - Inception 9/18/97   16.37      NA   19.89      NA    3.92     NA     17.68@     NA

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Performance of the Growth Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2000. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

MARKET CAPITALIZATION

LESS THAN $1 BIL.    0%
$1-$12 BIL.         57%
$12-$25 BIL.        18%
OVER $25 BIL.       25%

FUND SECTOR ALLOCATION

INFORMATION TECHNOLOGY       25.7%
CONSUMER DISCRETIONARY       23.1%
HEALTH CARE                  18.9%
ENERGY                       11.9%
INDUSTRIALS                   7.3%
FINANCIALS                    7.1%
TELECOMMUNICATION SERVICES    3.4%
CONSUMER STAPLES              1.4%
MATERIALS                     1.2%

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


                                         Calamos Growth Fund SEMIANNUAL REPORT 3

Calamos Blue Chip Fund

PRIMARY OBJECTIVE: Long-term capital growth

GROWTH OF $10,000
Based on a hypothetical
investment made in the Fund

A SHARES from 12/01/03 through 09/30/05

                               (PERFORMANCE GRAPH)

                             INVESTMENT VALUE TABLE

                        CALAMOS BLUE CHIP FUND - CLASS A

Instrument Inception (12/1/2003 to 9/30/2005)

Initial Investment: 10,000
Intervals: Monthly
Currency: United States dollar
Fund Number: 0641

             CALAMOS BLUE CHIP FUND - CLASS A   S&P 500 INDEX* - DIVS
   DATE                    LOAD                      REINVESTED
----------   --------------------------------   ---------------------
12/01/2003                 9,524                        10,000
12/31/2003                 9,581                        10,407
01/31/2004                 9,743                        10,598
02/29/2004                 9,905                        10,745
03/31/2004                 9,781                        10,583
04/30/2004                 9,514                        10,417
05/31/2004                 9,648                        10,560
06/30/2004                 9,848                        10,765
07/31/2004                 9,390                        10,409
08/31/2004                 9,410                        10,451
09/30/2004                 9,552                        10,564
10/31/2004                 9,705                        10,726
11/30/2004                10,229                        11,160
12/31/2004                10,533                        11,539
01/31/2005                10,304                        11,258
02/28/2005                10,590                        11,495
03/31/2005                10,400                        11,291
04/30/2005                10,133                        11,077
05/31/2005                10,505                        11,430
06/30/2005                10,533                        11,446
07/31/2005                10,848                        11,872
08/31/2005                10,800                        11,763
09/30/2005                10,981                        11,993

                                    A SHARES
                                      CBCAX

                                    INCEPTION
                                December 1, 2003

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares.

* The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index data shown is from 11/30/03, since comparative index data is available only for full monthly periods. Source:
     Lipper Analytical Services.


4 SEMIANNUAL REPORT Calamos Blue Chip Fund

                                                          Calamos Blue Chip Fund

AVERAGE ANNUAL TOTAL RETURN+

                                             1 YEAR             SINCE INCEPTION
                                     ---------------------   --------------------
                                             load-adjusted          load-adjusted
                                             -------------          -------------
CLASS A SHARES - Inception 12/1/03   14.96%       9.50%      8.08%      5.24%
CLASS B SHARES - Inception 12/1/03   14.04        9.04       7.26       5.18
CLASS C SHARES - Inception 12/1/03   14.04       13.04       7.26       7.26
CLASS I SHARES - Inception 12/1/03   15.26          NA       8.35         NA

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2004. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

MARKET CAPITALIZATION

LESS THAN $2 BIL.    0%
$2-$12 BIL.          9%
$12-$25 BIL.        19%
OVER $25 BIL.       72%

FUND SECTOR ALLOCATION

HEALTH CARE                  18.6%
FINANCIALS                   17.1%
INFORMATION TECHNOLOGY       14.0%
ENERGY                       12.3%
CONSUMER DISCRETIONARY       11.7%
INDUSTRIALS                  11.7%
CONSUMER STAPLES              9.4%
UTILITIES                     2.3%
MATERIALS                     1.5%
TELECOMMUNICATION SERVICES    1.4%

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


                                      Calamos Blue Chip Fund SEMIANNUAL REPORT 5

Calamos Value Fund

PRIMARY OBJECTIVE: Long-term capital growth

GROWTH OF $10,000
Based on a hypothetical investment made in the Fund

A SHARES from 01/02/02 through 09/30/05

                               (PERFORMANCE GRAPH)

                             INVESTMENT VALUE TABLE

                          CALAMOS VALUE FUND - CLASS A

Instrument Inception (1/2/2002 to 9/30/2005)

Initial Investment: 10,000
Intervals: Monthly
Currency: United States dollar
Fund Number: 0634

             CALAMOS VALUE FUND - CLASS A
   DATE                  LOAD               RUSSELL 1000 VALUE TOTAL RETURN*
   ----      ----------------------------   --------------------------------
01/02/2002               9,524                           10,000
01/31/2002               9,476                            9,889
02/28/2002               9,219                            9,905
03/31/2002               9,419                           10,373
04/30/2002               9,457                           10,018
05/31/2002               9,486                           10,068
06/30/2002               8,695                            9,490
07/31/2002               8,000                            8,608
08/31/2002               8,038                            8,673
09/30/2002               7,200                            7,708
10/31/2002               7,486                            8,279
11/30/2002               8,257                            8,801
12/31/2002               7,743                            8,419
01/31/2003               7,486                            8,215
02/28/2003               7,276                            7,996
03/31/2003               7,333                            8,009
04/30/2003               7,924                            8,714
05/31/2003               8,638                            9,277
06/30/2003               8,886                            9,393
07/31/2003               8,971                            9,532
08/31/2003               9,200                            9,681
09/30/2003               9,114                            9,587
10/31/2003               9,743                           10,173
11/30/2003              10,029                           10,311
12/31/2003              10,324                           10,947
01/31/2004              10,648                           11,139
02/29/2004              10,971                           11,378
03/31/2004              10,733                           11,278
04/30/2004              10,610                           11,003
05/31/2004              10,762                           11,115
06/30/2004              10,952                           11,378
07/31/2004              10,362                           11,217
08/31/2004              10,495                           11,377
09/30/2004              10,524                           11,553
10/31/2004              10,800                           11,745
11/30/2004              11,229                           12,339
12/31/2004              11,695                           12,752
01/31/2005              11,286                           12,526
02/28/2005              11,581                           12,941
03/31/2005              11,438                           12,764
04/30/2005              11,086                           12,535
05/31/2005              11,429                           12,837
06/30/2005              11,657                           12,977
07/31/2005              11,914                           13,353
08/31/2005              11,981                           13,295
09/30/2005              12,048                           13,528

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares.

* The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. Source: Russell/Mellon Analytical Services LLC

                             MORNINGSTAR RATING(TM)
                                     * * * *

                      overall among 1,227 large blend funds

                                    A SHARES

                                      CVAAX

                                    INCEPTION

                                 January 2, 2002

As of 09/30/2005, Morningstar rated the Calamos Value Fund three stars for three years out of 1,227 large blend funds.

Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)


6 SEMIANNUAL REPORT Calamos Value Fund

                                                              Calamos Value Fund

AVERAGE ANNUAL TOTAL RETURN+

                                            1 YEAR                 3 YEARS             SINCE INCEPTION
                                    ---------------------   ---------------------   --------------------
                                            load-adjusted           load-adjusted          load-adjusted
                                            -------------           -------------          -------------
CLASS A SHARES - Inception 1/2/02   14 48%       9.05%      18.72%      16.79%      6.48%      5.10%
CLASS B SHARES - Inception 1/2/02   13.67        8.67       17.85       17.13       5.71       5.02
CLASS C SHARES - Inception 1/2/02   13.68       12.68       17.82       17.82       5.69       5.69
CLASS I SHARES - Inception 3/1/02   14.93          NA       19.02          NA       7.60         NA

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2004. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

MARKET CAPITALIZATION

LESS THAN $1 BIL.    0%
$1-$12 BIL.         24%
$12-$25 BIL.        22%
OVER $25 BIL.       54%

FUND SECTOR ALLOCATION

CONSUMER DISCRETIONARY       28.7%
INFORMATION TECHNOLOGY       21.3%
FINANCIALS                   17.9%
HEALTH CARE                  12.6%
ENERGY                        7.7%
CONSUMER STAPLES              5.9%
MATERIALS                     3.2%
INDUSTRIALS                   2.7%

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


                                          Calamos Value Fund SEMIANNUAL REPORT 7

Calamos International Growth Fund

PRIMARY OBJECTIVE: Long-term capital growth

GROWTH OF $10,000
Based on a hypothetical investment made in the Fund

A SHARES from 03/16/05 through 09/30/05

                               (PERFORMANCE GRAPH)

                             INVESTMENT VALUE TABLE

                   CALAMOS INTERNATIONAL GROWTH FUND - CLASS A

Instrument Inception (3/16/2005 to 9/30/2005)

Initial Investment: 10,000
Intervals: Monthly
Currency: United States dollar
Fund Number: 0645

             CALAMOS INTERNATIONAL
             GROWTH FUND - CLASS A
   DATE               LOAD            EAFE    EAFE GROWTH
   ----      ---------------------   ------   -----------
03/16/2005            9,524          10,000      10,000
03/31/2005            9,295           9,693       9,699
04/30/2005            9,010           9,476       9,519
05/31/2005            9,219           9,491       9,555
06/30/2005            9,543           9,621       9,635
07/31/2005           10,133           9,916       9,929
08/31/2005           10,381          10,170      10,215
09/30/2005           10,914          10,625      10,647

                                    A SHARES

                                      CIGRX

                                    INCEPTION

                                 March 16, 2005

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares.

* The MSCI EAFE Growth Index measures developed market growth equity performance (excluding the U.S. and Canada). Source: Lipper Analytical Services.

** The MSCI EAFE Index measures developed market equity performance (excluding the U.S. and Canada). Source: Lipper Analytical Services.


8 SEMIANNUAL REPORT Calamos International Growth Fund

                                               Calamos International Growth Fund

AVERAGE ANNUAL TOTAL RETURN+

                                     SINCE INCEPTION
                                      load-adjusted
                                     ---------------
CLASS A SHARES - Inception 3/16/05    14.60%   9.14%
CLASS B SHARES - Inception 3/16/05    14.10    9.10
CLASS C SHARES - Inception 3/16/05    14.10   13.10
CLASS I SHARES - Inception 3/16/05    14.70      NA

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2005. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

COUNTRY ALLOCATION

JAPAN            16%
CANADA           15%
SWITZERLAND       8%
AUSTRALIA         7%
UNITED KINGDOM    6%
NETHERLANDS       5%
SOUTH AFRICA      5%
AUSTRIA           4%
FINLAND           4%
OTHER COMBINED   30%

FUND SECTOR ALLOCATION

CONSUMER DISCRETIONARY       17.9%
FINANCIALS                   16.8%
INDUSTRIALS                  14.9%
INFORMATION TECHNOLOGY       14.8%
ENERGY                       11.9%
HEALTH CARE                  10.8%
MATERIALS                     5.3%
CONSUMER STAPLES              3.2%
UTILITIES                     2.8%
TELECOMMUNICATION SERVICES    1.6%

Sector allocations are based on total investments and may vary over time.


                           Calamos International Growth Fund SEMIANNUAL REPORT 9

Calamos Global Growth and Income Fund

PRIMARY OBJECTIVE: High long-term total return through capital appreciation and current income

GROWTH OF $10,000
Based on a hypothetical investment made in the Fund

A SHARES from 09/09/96 through 09/30/05

                               (PERFORMANCE GRAPH)

                             INVESTMENT VALUE TABLE

                    CALAMOS GLOBAL GROWTH & INCOME - CLASS A

Instrument Inception (9/9/1996 to 9/30/2005)

Initial Investment: 10,000
Intervals: Monthly
Currency: United States dollar
Fund Number: 0607

             CALAMOS GLOBAL GROWTH & INCOME - CLASS A
   DATE                        LOAD                     MSCI WORLD INDEX*
   ----      ----------------------------------------   -----------------
09/09/1996                     9,524                          10,000
09/30/1996                     9,600                          10,393
10/31/1996                     9,619                          10,468
11/30/1996                    10,152                          11,056
12/31/1996                    10,040                          10,881
01/31/1997                    10,384                          11,014
02/28/1997                    10,365                          11,143
03/31/1997                    10,288                          10,924
04/30/1997                    10,613                          11,283
05/31/1997                    11,052                          11,982
06/30/1997                    11,629                          12,581
07/31/1997                    12,413                          13,162
08/31/1997                    11,746                          12,284
09/30/1997                    12,276                          12,953
10/31/1997                    11,511                          12,273
11/30/1997                    11,609                          12,493
12/31/1997                    11,882                          12,647
01/31/1998                    11,962                          13,001
02/28/1998                    12,464                          13,883
03/31/1998                    13,408                          14,471
04/30/1998                    13,388                          14,615
05/31/1998                    13,510                          14,434
06/30/1998                    13,881                          14,778
07/31/1998                    13,881                          14,757
08/31/1998                    12,169                          12,791
09/30/1998                    12,228                          13,019
10/31/1998                    12,645                          14,199
11/30/1998                    13,271                          15,045
12/31/1998                    13,556                          15,783
01/31/1999                    13,812                          16,130
02/28/1999                    13,684                          15,703
03/31/1999                    14,089                          16,360
04/30/1999                    14,665                          17,007
05/31/1999                    14,452                          16,388
06/30/1999                    15,049                          17,154
07/31/1999                    15,134                          17,105
08/31/1999                    15,284                          17,077
09/30/1999                    15,091                          16,914
10/31/1999                    15,692                          17,795
11/30/1999                    17,128                          18,298
12/31/1999                    19,958                          19,782
01/31/2000                    18,892                          18,651
02/29/2000                    20,219                          18,704
03/31/2000                    20,110                          19,999
04/30/2000                    19,588                          19,156
05/31/2000                    18,826                          18,673
06/30/2000                    19,954                          19,304
07/31/2000                    19,451                          18,763
08/31/2000                    20,543                          19,376
09/30/2000                    19,943                          18,348
10/31/2000                    19,264                          18,043
11/30/2000                    18,050                          16,950
12/31/2000                    18,788                          17,226
01/31/2001                    18,788                          17,561
02/28/2001                    18,216                          16,079
03/31/2001                    17,838                          15,026
04/30/2001                    18,390                          16,140
05/31/2001                    18,289                          15,940
06/30/2001                    17,969                          15,443
07/31/2001                    17,818                          15,239
08/31/2001                    17,516                          14,511
09/30/2001                    16,717                          13,234
10/31/2001                    16,819                          13,489
11/30/2001                    17,245                          14,289
12/31/2001                    17,473                          14,380
01/31/2002                    17,601                          13,946
02/28/2002                    17,473                          13,828
03/31/2002                    17,931                          14,442
04/30/2002                    18,191                          13,957
05/31/2002                    18,087                          13,989
06/30/2002                    17,339                          13,143
07/31/2002                    16,530                          12,037
08/31/2002                    16,660                          12,062
09/30/2002                    15,929                          10,738
10/31/2002                    16,243                          11,533
11/30/2002                    16,895                          12,157
12/31/2002                    16,530                          11,570
01/31/2003                    16,504                          11,221
02/28/2003                    16,347                          11,029
03/31/2003                    16,373                          10,998
04/30/2003                    17,261                          11,981
05/31/2003                    17,966                          12,671
06/30/2003                    18,280                          12,895
07/31/2003                    18,542                          13,159
08/31/2003                    18,960                          13,447
09/30/2003                    18,673                          13,532
10/31/2003                    19,640                          14,338
11/30/2003                    19,876                          14,560
12/31/2003                    20,268                          15,477
01/31/2004                    20,843                          15,728
02/29/2004                    21,235                          15,997
03/31/2004                    21,026                          15,897
04/30/2004                    20,582                          15,581
05/31/2004                    20,739                          15,733
06/30/2004                    21,026                          16,063
07/31/2004                    20,608                          15,543
08/31/2004                    20,477                          15,618
09/30/2004                    20,817                          15,918
10/31/2004                    20,843                          16,311
11/30/2004                    21,506                          17,175
12/31/2004                    22,029                          17,836
01/31/2005                    21,610                          17,438
02/28/2005                    22,160                          17,998
03/31/2005                    21,636                          17,656
04/30/2005                    21,035                          17,284
05/31/2005                    21,820                          17,604
06/30/2005                    22,395                          17,765
07/31/2005                    23,180                          18,389
08/31/2005                    23,572                          18,536
09/30/2005                    24,750                          19,023

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares.

* The MSCI World Index is a market-capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/Pacific region. Index data shown is from 8/31/96, since comparative index data is available only for full monthly periods. Source: Lipper Analytical Services.

                             MORNINGSTAR RATING(TM)
                                      ***
                       overall among 304 world stock funds

                                    A SHARES
                                      CVLOX

                                    INCEPTION
                                September 9, 1996

As of 09/30/2005, Morningstar rated the Calamos Global Growth and Income Fund two stars for three years and four stars for five years out of 304 and 224 world stock funds, respectively.

Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)


10 SEMIANNUAL REPORT Calamos Global Growth and Income Fund

                                           Calamos Global Growth and Income Fund

AVERAGE ANNUAL TOTAL RETURN+

                                             1 YEAR                 3 YEARS                 5 YEARS            SINCE INCEPTION
                                     ---------------------   ---------------------   --------------------   ---------------------
                                             load-adjusted           load-adjusted          load-adjusted           load-adjusted
                                             -------------           -------------          -------------           -------------
CLASS A SHARES - Inception 9/9/96    18.89%      13.20%      15.82%      13.98%      4.41%      3.41%       11.12%      10.52%
CLASS B SHARES - Inception 9/11/00   17.83       12.83       14.90       14.14       5.13       4.80         4.96        4.80
CLASS C SHARES - Inception 9/24/96   17.81       16.81       14.89       14.89       3.91       3.91        10.63       10.63
CLASS I SHARES - Inception 9/18/97   18.95          NA       16.12          NA       4.68         NA         9.57          NA

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Performance of the Global Growth and Income Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2004. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

COUNTRY ALLOCATION

UNITED STATES    29%
JAPAN            17%
SWITZERLAND      10%
UNITED KINGDOM    8%
AUSTRALIA         4%
TAIWAN            3%
AUSTRIA           3%
GERMANY           3%
FINLAND           3%
OTHER COMBINED   20%

FUND SECTOR ALLOCATION

CONSUMER DISCRETIONARY       18.8%
INFORMATION TECHNOLOGY       18.3%
HEALTH CARE                  16.9%
ENERGY                       13.1%
INDUSTRIALS                  11.7%
FINANCIALS                   10.1%
MATERIALS                     4.6%
CONSUMER STAPLES              3.8%
UTILITIES                     1.7%
TELECOMMUNICATION SERVICES    1.0%

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


                      Calamos Global Growth and Income Fund SEMIANNUAL REPORT 11

Calamos Growth and Income Fund

PRIMARY OBJECTIVE: High long-term total return through growth and current income

GROWTH OF $10,000
Based on a hypothetical investment made in the Fund

A SHARES from 09/30/95 through 09/30/05

                               (PERFORMANCE GRAPH)

                             INVESTMENT VALUE TABLE

                        CALAMOS GROWTH & INCOME - CLASS A

Previous 10 Years (9/30/1995 to 9/30/2005)

Initial Investment: 10,000
Intervals: Monthly
Currency: United States dollar
Fund Number: 0604

             CALAMOS GROWTH & INCOME - CLASS A
   DATE                     LOAD                 S&P 500 INDEX - DIVS REINVESTED*   VALUE LINE CONVERTIBLE INDEX**
   ----      ---------------------------------   --------------------------------   ------------------------------
09/30/1995                  9,526                             10,000                            10,000
10/31/1995                  9,500                              9,964                             9,828
11/30/1995                  9,916                             10,402                            10,037
12/31/1995                 10,107                             10,602                            10,139
01/31/1996                 10,450                             10,963                            10,450
02/29/1996                 10,573                             11,065                            10,610
03/31/1996                 10,772                             11,171                            10,706
04/30/1996                 10,952                             11,336                            10,911
05/31/1996                 11,200                             11,628                            11,214
06/30/1996                 11,161                             11,672                            11,084
07/31/1996                 10,738                             11,157                            10,741
08/31/1996                 11,063                             11,392                            11,106
09/30/1996                 11,334                             12,033                            11,370
10/31/1996                 11,577                             12,365                            11,472
11/30/1996                 12,078                             13,300                            11,739
12/31/1996                 12,050                             13,036                            11,795
01/31/1997                 12,486                             13,851                            12,129
02/28/1997                 12,338                             13,959                            12,110
03/31/1997                 12,166                             13,386                            11,954
04/30/1997                 12,565                             14,185                            12,002
05/31/1997                 13,192                             15,048                            12,576
06/30/1997                 13,656                             15,723                            12,915
07/31/1997                 14,335                             16,974                            13,606
08/31/1997                 14,180                             16,023                            13,737
09/30/1997                 14,844                             16,900                            14,253
10/31/1997                 14,259                             16,336                            13,953
11/30/1997                 14,498                             17,092                            13,930
12/31/1997                 14,862                             17,386                            13,925
01/31/1998                 15,032                             17,578                            14,035
02/28/1998                 16,035                             18,846                            14,527
03/31/1998                 16,757                             19,811                            15,106
04/30/1998                 16,802                             20,010                            15,252
05/31/1998                 16,306                             19,666                            14,834
06/30/1998                 17,011                             20,465                            14,626
07/31/1998                 16,893                             20,247                            14,327
08/31/1998                 15,068                             17,320                            12,576
09/30/1998                 15,355                             18,429                            12,714
10/31/1998                 15,637                             19,928                            13,037
11/30/1998                 16,769                             21,136                            13,508
12/31/1998                 17,480                             22,354                            13,186
01/31/1999                 17,957                             23,289                            13,465
02/28/1999                 17,285                             22,565                            13,220
03/31/1999                 17,913                             23,468                            13,309
04/30/1999                 18,739                             24,377                            14,087
05/31/1999                 18,444                             23,801                            14,159
06/30/1999                 19,688                             25,122                            14,436
07/31/1999                 19,638                             24,338                            14,436
08/31/1999                 19,887                             24,217                            14,290
09/30/1999                 19,897                             23,553                            14,289
10/31/1999                 21,005                             25,044                            14,506
11/30/1999                 22,651                             25,553                            15,078
12/31/1999                 26,734                             27,058                            15,755
01/31/2000                 25,312                             25,698                            15,893
02/29/2000                 29,074                             25,212                            16,538
03/31/2000                 28,622                             27,678                            16,841
04/30/2000                 27,357                             26,846                            15,273
05/31/2000                 26,062                             26,295                            15,050
06/30/2000                 27,863                             26,943                            15,923
07/31/2000                 27,263                             26,522                            15,517
08/31/2000                 30,041                             28,169                            16,217
09/30/2000                 30,065                             26,682                            15,995
10/31/2000                 28,960                             26,569                            15,096
11/30/2000                 26,876                             24,475                            14,341
12/31/2000                 28,567                             24,594                            14,132
01/31/2001                 28,453                             25,467                            15,254
02/28/2001                 27,393                             23,145                            14,872
03/31/2001                 26,667                             21,679                            13,828
04/30/2001                 27,871                             23,363                            14,769
05/31/2001                 28,089                             23,520                            15,173
06/30/2001                 27,768                             22,947                            14,984
07/31/2001                 27,791                             22,721                            14,715
08/31/2001                 27,480                             21,299                            14,580
09/30/2001                 25,820                             19,579                            13,562
10/31/2001                 26,470                             19,952                            13,770
11/30/2001                 27,544                             21,483                            14,312
12/31/2001                 27,888                             21,671                            14,493
01/31/2002                 27,983                             21,355                            14,528
02/28/2002                 27,569                             20,943                            14,108
03/31/2002                 28,405                             21,731                            14,608
04/30/2002                 28,583                             20,413                            14,440
05/31/2002                 28,642                             20,263                            14,329
06/30/2002                 27,654                             18,820                            13,566
07/31/2002                 26,225                             17,353                            12,762
08/31/2002                 26,475                             17,466                            12,909
09/30/2002                 25,424                             15,568                            12,593
10/31/2002                 25,950                             16,938                            12,870
11/30/2002                 27,267                             17,935                            13,560
12/31/2002                 26,743                             16,882                            13,766
01/31/2003                 27,033                             16,440                            14,165
02/28/2003                 26,876                             16,193                            14,171
03/31/2003                 27,025                             16,350                            14,405
04/30/2003                 28,322                             17,697                            15,118
05/31/2003                 29,958                             18,629                            15,739
06/30/2003                 30,199                             18,867                            15,951
07/31/2003                 30,552                             19,200                            16,245
08/31/2003                 31,136                             19,574                            16,136
09/30/2003                 31,052                             19,366                            15,930
10/31/2003                 32,735                             20,462                            16,336
11/30/2003                 33,638                             20,642                            16,579
12/31/2003                 34,117                             21,724                            17,100
01/31/2004                 35,149                             22,123                            17,408
02/29/2004                 35,432                             22,430                            17,533
03/31/2004                 35,334                             22,092                            18,019
04/30/2004                 33,771                             21,745                            17,788
05/31/2004                 33,980                             22,044                            17,783
06/30/2004                 34,730                             22,472                            17,996
07/31/2004                 33,616                             21,728                            17,598
08/31/2004                 33,406                             21,816                            17,475
09/30/2004                 34,308                             22,053                            17,860
10/31/2004                 34,457                             22,390                            18,044
11/30/2004                 36,430                             23,296                            18,623
12/31/2004                 37,415                             24,088                            19,103
01/31/2005                 36,437                             23,501                            18,725
02/28/2005                 37,315                             23,996                            18,849
03/31/2005                 36,888                             23,571                            18,370
04/30/2005                 35,360                             23,124                            17,874
05/31/2005                 36,710                             23,859                            17,822
06/30/2005                 37,491                             23,893                            18,640
07/31/2005                 38,491                             24,782                            19,100
08/31/2005                 38,984                             24,556                            19,368
09/30/2005                 39,861                             24,755                            19,535

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares.

* The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Source: Lipper Analytical Services.

** The Value Line Convertible Index is an equally-weighted index of the largest convertibles, representing 90% of the market. Source:
     Russell/Mellon Analytical Services LLC.

                             MORNINGSTAR RATING(TM)
                                      ***
                       overall among 63 convertible funds

                                    A SHARES
                                      CVTRX

                                    INCEPTION
                               September 22, 1988

As of 09/30/2005, Morningstar rated the Calamos Growth and Income Fund three stars for three years, four stars for five years and five stars for 10 years out of 63, 56 and 33 convertible funds, respectively.

Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)


12 SEMIANNUAL REPORT Calamos Growth and Income Fund

                                                  Calamos Growth and Income Fund

AVERAGE ANNUAL TOTAL RETURN+

                                                                                                                   10 YEARS OR
                                             1 YEAR                 3 YEARS                 5 YEARS             @SINCE INCEPTION
                                     ---------------------   ---------------------   --------------------   ------------------------
                                             load-adjusted           load-adjusted          load-adjusted             load-adjusted
                                             -------------           -------------          -------------           ----------------
CLASS A SHARES - Inception 9/22/88   16.19%      10.66%      16.17%      14.30%      5.80%      4.77%       15.39%       14.83%
CLASS B SHARES - Inception 9/11/00   15.34       10.34       15.32       14.56       7.09       6.78         7.71@        7.56@
CLASS C SHARES - Inception 8/5/96    15.37       14.37       15.31       15.31       5.34       5.34        14.65@       14.65@
CLASS I SHARES - Inception 9/18/97   16.50          NA       16.47          NA       6.06         NA        13.61@          NA

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Performance of the Growth and Income Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

PORTFOLIO ASSET ALLOCATION

COMMON STOCK             35%
CONVERTIBLE              49%
CONVERTIBLE PREFERRED    12%
CORPORATE                 1%
SHORT-TERM INVESTMENTS    3%

Portfolio asset allocation is based on total investments less cash collateral for securities on loan.

FUND SECTOR ALLOCATION

INFORMATION TECHNOLOGY       19.4%
CONSUMER DISCRETIONARY       17.2%
HEALTH CARE                  17.2%
ENERGY                       16.1%
FINANCIALS                   14.8%
INDUSTRIALS                   9.1%
MATERIALS                     2.6%
TELECOMMUNICATION SERVICES    2.0%
CONSUMER STAPLES              1.1%
UTILITIES                     0.5%

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


                             Calamos Growth and Income Fund SEMIANNUAL REPORT 13

Calamos High Yield Fund

PRIMARY OBJECTIVE: Highest level of current income obtainable with reasonable risk, with a secondary objective of capital gain where consistent with the Fund's primary objective

GROWTH OF $10,000
Based on a hypothetical
investment made in the Fund

A SHARES from 08/01/99 through 09/30/05

                               (PERFORMANCE GRAPH)

                             INVESTMENT VALUE TABLE

                          CALAMOS HIGH YIELD - CLASS A

Intrument Inception (8/1/1999 to 9/30/2005)

Initial Investment: 10,000
Intervals: Monthly
Currency: United States dollar

Fund Number: 0608

             CALAMOS HIGH YIELD - CLASS A   CSFB HIGH YIELD
   DATE                  LOAD                    INDEX*
----------   ----------------------------   ---------------
08/01/1999               9,524                   10,000
08/31/1999               9,486                    9,902
09/30/1999               9,524                    9,832
10/31/1999               9,467                    9,776
11/30/1999               9,457                    9,940
12/31/1999               9,487                   10,041
01/31/2000               9,458                   10,006
02/29/2000               9,487                   10,060
03/31/2000               9,383                    9,896
04/30/2000               9,432                    9,893
05/31/2000               9,472                    9,737
06/30/2000               9,587                    9,922
07/31/2000               9,737                   10,009
08/31/2000               9,827                   10,087
09/30/2000               9,809                    9,976
10/31/2000               9,799                    9,679
11/30/2000               9,626                    9,329
12/31/2000               9,596                    9,473
01/31/2001              10,321                   10,030
02/28/2001              10,290                   10,150
03/31/2001              10,051                    9,970
04/30/2001              10,293                    9,876
05/31/2001              10,409                   10,071
06/30/2001              10,353                    9,910
07/31/2001              10,449                   10,023
08/31/2001              10,363                   10,162
09/30/2001               9,947                    9,518
10/31/2001               9,882                    9,736
11/30/2001              10,392                   10,050
12/31/2001              10,573                   10,057
01/31/2002              10,794                   10,151
02/28/2002              10,595                   10,079
03/31/2002              10,953                   10,310
04/30/2002              11,109                   10,473
05/31/2002              11,154                   10,437
06/30/2002              10,658                   10,073
07/31/2002               9,927                    9,785
08/31/2002              10,039                    9,912
09/30/2002               9,816                    9,789
10/31/2002               9,884                    9,730
11/30/2002              10,602                   10,244
12/31/2002              10,623                   10,369
01/31/2003              10,878                   10,651
02/28/2003              10,936                   10,809
03/31/2003              11,231                   11,085
04/30/2003              11,839                   11,651
05/31/2003              12,062                   11,819
06/30/2003              12,302                   12,165
07/31/2003              12,219                   12,067
08/31/2003              12,254                   12,202
09/30/2003              12,488                   12,535
10/31/2003              12,789                   12,790
11/30/2003              12,946                   12,966
12/31/2003              13,256                   13,266
01/31/2004              13,465                   13,523
02/29/2004              13,478                   13,529
03/31/2004              13,575                   13,619
04/30/2004              13,462                   13,600
05/31/2004              13,187                   13,386
06/30/2004              13,405                   13,594
07/31/2004              13,481                   13,767
08/31/2004              13,685                   13,992
09/30/2004              13,928                   14,204
10/31/2004              14,174                   14,448
11/30/2004              14,461                   14,632
12/31/2004              14,705                   14,852
01/31/2005              14,584                   14,849
02/28/2005              14,718                   15,046
03/31/2005              14,344                   14,686
04/30/2005              14,137                   14,542
05/31/2005              14,355                   14,720
06/30/2005              14,578                   14,966
07/31/2005              14,882                   15,170
08/31/2005              14,979                   15,249
09/30/2005              15,025                   15,115

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares.

* The CSFB High Yield Index is an unmanaged index of high yield debt securities. Source: Russell/Mellon Analytical Services LLC

                             MORNINGSTAR RATING(TM)
                                     * * * *

                                overall among 361
                              high yield bond funds

                                    A SHARES
                                      CHYDX

                                    INCEPTION
                                 August 1, 1999

As of 09/30/2005, Morningstar rated the Calamos High Yield Fund three stars for three years and four stars for five years out of 361 and 297 high yield bond funds, respectively.

Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)


14 SEMIANNUAL REPORT Calamos High Yield Fund

                                                         Calamos High Yield Fund

AVERAGE ANNUAL TOTAL RETURN+

                                             1 YEAR                 3 YEARS                 5 YEARS            SINCE INCEPTION
                                      --------------------   ---------------------   --------------------   ---------------------
                                             load-adjusted           load-adjusted          load-adjusted           load-adjusted
                                             -------------           -------------          -------------           -------------
CLASS A SHARES - Inception 8/1/99     7.88%      2.72%       15.25%      13.39%      8.90%      7.85%        7.68%      6.83%
CLASS B SHARES - Inception 12/21/00   7.10       2.11        14.37       13.61         NA         NA         9.71       9.41
CLASS C SHARES - Inception 12/21/00   7.09       6.10        14.34       14.34         NA         NA         9.69       9.69
CLASS I SHARES - Inception 3/1/02     8.24         NA        15.51          NA         NA         NA        10.30         NA

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Performance of the High Yield Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2004. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

QUALITY ALLOCATION

INVESTMENT GRADE         16%
BELOW INVESTMENT GRADE   75%
UNRATED SECURITIES        9%

Average credit quality percentage shown reflects the higher of the ratings of Standard & Poor's Corporation or Moody's Investors Service, Inc. Ratings are relative, subjective and not absolute standards of quality. Excludes equity securities and cash.

FUND SECTOR ALLOCATION

CONSUMER DISCRETIONARY       20.0%
INDUSTRIALS                  17.5%
FINANCIALS                   12.4%
ENERGY                       11.9%
HEALTH CARE                  10.4%
INFORMATION TECHNOLOGY        9.9%
CONSUMER STAPLES              9.2%
MATERIALS                     4.1%
UTILITIES                     3.3%
TELECOMMUNICATION SERVICES    1.3%

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


                                    Calamos High Yield Fund SEMIANNUAL REPORT 15

Calamos Convertible Fund

PRIMARY OBJECTIVE: Current income with growth as its secondary objective

GROWTH OF $10,000
Based on a hypothetical
investment made in the Fund

A SHARES from 09/30/95 through 09/30/05

                               (PERFORMANCE GRAPH)

                             INVESTMENT VALUE TABLE

                          CALAMOS CONVERTIBLE - CLASS A

Previous 10 years (9/30/1995 to 9/30/2005)

Initial Investment: 10,000
Intervals: Monthly
Currency: United States dollar
Fund Number: ____________

             CALAMOS CONVERTIBLE - CLASS A   VALUE LINE CONVERTIBLE
   DATE                   LOAD                        INDEX*
----------   -----------------------------   ----------------------
09/30/1995                9,523                       10000
10/31/1995                9,476                        9828
11/30/1995                9,801                       10037
12/31/1995                9,937                       10139
01/31/1996               10,188                       10450
02/29/1996               10,353                       10610
03/31/1996               10,460                       10706
04/30/1996               10,533                       10911
05/31/1996               10,634                       11214
06/30/1996               10,696                       11084
07/31/1996               10,330                       10741
08/31/1996               10,543                       11106
09/30/1996               10,757                       11370
10/31/1996               11,019                       11472
11/30/1996               11,541                       11739
12/31/1996               11,596                       11795
01/31/1997               11,975                       12129
02/28/1997               12,015                       12110
03/31/1997               11,838                       11954
04/30/1997               12,103                       12002
05/31/1997               12,707                       12576
06/30/1997               13,077                       12915
07/31/1997               13,697                       13606
08/31/1997               13,408                       13737
09/30/1997               13,921                       14253
10/31/1997               13,505                       13953
11/30/1997               13,796                       13930
12/31/1997               14,010                       13925
01/31/1998               13,974                       14035
02/28/1998               14,663                       14527
03/31/1998               15,528                       15106
04/30/1998               15,430                       15252
05/31/1998               15,243                       14834
06/30/1998               15,716                       14626
07/31/1998               15,538                       14327
08/31/1998               14,001                       12576
09/30/1998               14,060                       12714
10/31/1998               14,431                       13037
11/30/1998               15,072                       13508
12/31/1998               15,640                       13186
01/31/1999               15,993                       13465
02/28/1999               15,659                       13220
03/31/1999               16,020                       13309
04/30/1999               16,712                       14087
05/31/1999               16,376                       14159
06/30/1999               16,946                       14436
07/31/1999               16,927                       14436
08/31/1999               16,965                       14290
09/30/1999               16,824                       14289
10/31/1999               17,499                       14506
11/30/1999               18,602                       15078
12/31/1999               21,132                       15755
01/31/2000               20,337                       15893
02/29/2000               22,227                       16538
03/31/2000               22,128                       16841
04/30/2000               21,291                       15273
05/31/2000               20,532                       15050
06/30/2000               21,607                       15923
07/31/2000               21,499                       15517
08/31/2000               23,133                       16217
09/30/2000               23,232                       15995
10/31/2000               22,337                       15096
11/30/2000               21,462                       14341
12/31/2000               22,665                       14132
01/31/2001               22,520                       15254
02/28/2001               21,897                       14872
03/31/2001               21,412                       13828
04/30/2001               22,050                       14769
05/31/2001               22,150                       15173
06/30/2001               21,903                       14984
07/31/2001               21,835                       14715
08/31/2001               21,509                       14580
09/30/2001               20,288                       13562
10/31/2001               20,447                       13770
11/30/2001               21,335                       14312
12/31/2001               21,695                       14493
01/31/2002               21,789                       14528
02/28/2002               21,532                       14108
03/31/2002               22,174                       14608
04/30/2002               22,480                       14440
05/31/2002               22,586                       14329
06/30/2002               21,620                       13566
07/31/2002               20,337                       12762
08/31/2002               20,537                       12909
09/30/2002               19,646                       12593
10/31/2002               20,048                       12870
11/30/2002               21,326                       13560
12/31/2002               20,706                       13766
01/31/2003               20,849                       14165
02/28/2003               20,623                       14171
03/31/2003               20,482                       14405
04/30/2003               21,700                       15118
05/31/2003               22,763                       15739
06/30/2003               22,905                       15951
07/31/2003               23,085                       16245
08/31/2003               23,541                       16136
09/30/2003               23,455                       15930
10/31/2003               24,530                       16336
11/30/2003               25,194                       16579
12/31/2003               25,885                       17100
01/31/2004               26,847                       17408
02/29/2004               27,189                       17533
03/31/2004               27,274                       18019
04/30/2004               26,315                       17788
05/31/2004               26,475                       17783
06/30/2004               26,860                       17996
07/31/2004               25,847                       17598
08/31/2004               25,711                       17475
09/30/2004               26,195                       17860
10/31/2004               26,058                       18044
11/30/2004               27,164                       18623
12/31/2004               27,837                       19103
01/31/2005               27,167                       18725
02/28/2005               27,181                       18849
03/31/2005               26,813                       18370
04/30/2005               25,967                       17874
05/31/2005               26,685                       17822
06/30/2005               27,076                       18640
07/31/2005               27,930                       19100
08/31/2005               27,863                       19368
09/30/2005               28,301                       19535

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares.

* The Value Line Convertible Index is an equally-weighted index of the largest convertibles, representing 90% of the U.S. convertible securities market. Source: Russell/Mellon Analytical Services LLC.

                             MORNINGSTAR RATING(TM)
                                     * * * *

                       overall among 63 convertible funds

                                    A SHARES
                                      CCVIX

                                    INCEPTION
                                  June 21, 1985

As of 09/30/2005, Morningstar rated the Calamos Convertible Fund two stars for three years, four stars for five years and five stars for 10 years out of 63, 56 and 33 convertible funds, respectively.

Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)


16 SEMIANNUAL REPORT Calamos Convertible Fund

                                                        Calamos Convertible Fund

AVERAGE ANNUAL TOTAL RETURN+

                                                                                                                10 YEARS OR
                                            1 YEAR                 3 YEARS                 5 YEARS            @SINCE INCEPTION
                                     --------------------   ---------------------   --------------------   ---------------------
                                            load-adjusted           load-adjusted          load-adjusted           load-adjusted
                                            -------------           -------------          -------------           -------------
CLASS A SHARES - Inception 6/21/85   8.04%      2.92%       12.94%      11.12%      4.02%      3.02%       11.51%      10.96%
CLASS B SHARES - Inception 9/11/00   7.25       2.25        12.09       11.29       5.46       5.13         6.02@       5.86@
CLASS C SHARES - Inception 7/5/96    7.25       6.25        12.10       12.10       3.40       3.40        10.60@      10.60@
CLASS I SHARES - Inception 6/25/97   8.27         NA        13.22          NA       4.25         NA        10.09@         NA

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Performance of the Convertible Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

QUALITY ALLOCATION

INVESTMENT GRADE         49%
BELOW INVESTMENT GRADE   26%
UNRATED SECURITIES       25%

Average credit quality percentage shown reflects the higher of the ratings of Standard & Poor's Corporation or Moody's Investors Service, Inc. Ratings are relative, subjective and not absolute standards of quality. Excludes equity securities and cash.

FUND SECTOR ALLOCATION

HEALTH CARE              21.5%
FINANCIALS               20.5%
CONSUMER DISCRETIONARY   14.9%
INFORMATION TECHNOLOGY   13.9%
ENERGY                   11.7%
INDUSTRIALS               9.6%
MATERIALS                 4.5%
CONSUMER STAPLES          2.0%
UTILITIES                 1.4%

Sector allocations are based on total investments (excluding security lending collateral) and may vary over time.


                                   Calamos Convertible Fund SEMIANNUAL REPORT 17

Calamos Market Neutral Fund

PRIMARY OBJECTIVE: High current income consistent with stability of principal

GROWTH OF $10,000

Based on a hypothetical investment made in the Fund

A SHARES from 09/30/95 through 09/30/05

                               (PERFORMANCE GRAPH)

                             INVESTMENT VALUE TABLE

                        CALAMOS MARKET NEUTRAL - CLASS A

Previous 10 Years (9/30/1995 to 9/30/2005)

Initial Investment: 10,000
Intervals: Monthly
Currency: United States dollar
Fund Number: 0605

             CALAMOS MARKET NEUTRAL - CLASS A
   DATE                    LOAD                 LEHMAN GOVERNMENT/CREDIT INDEX*   CITIGROUP 30 DAY TREASURY BILL**
   ----      --------------------------------   -------------------------------   --------------------------------
09/30/1995                 9,529                             10,000                            10,000
10/31/1995                 9,529                             10,147                            10,044
11/30/1995                 9,716                             10,314                            10,085
12/31/1995                 9,752                             10,466                            10,132
01/31/1996                 9,815                             10,531                            10,169
02/29/1996                 9,985                             10,308                            10,207
03/31/1996                10,002                             10,221                            10,247
04/30/1996                10,156                             10,151                            10,291
05/31/1996                10,319                             10,134                            10,333
06/30/1996                10,156                             10,269                            10,375
07/31/1996                 9,897                             10,293                            10,417
08/31/1996                10,193                             10,268                            10,460
09/30/1996                10,322                             10,450                            10,503
10/31/1996                10,396                             10,694                            10,547
11/30/1996                10,517                             10,891                            10,590
12/31/1996                10,549                             10,770                            10,634
01/31/1997                10,755                             10,782                            10,677
02/28/1997                10,745                             10,805                            10,717
03/31/1997                10,745                             10,677                            10,760
04/30/1997                10,795                             10,833                            10,806
05/31/1997                11,003                             10,934                            10,851
06/30/1997                11,222                             11,065                            10,888
07/31/1997                11,561                             11,404                            10,934
08/31/1997                11,521                             11,276                            10,981
09/30/1997                11,891                             11,453                            11,017
10/31/1997                11,830                             11,637                            11,062
11/30/1997                11,881                             11,698                            11,106
12/31/1997                12,025                             11,821                            11,153
01/31/1998                12,107                             11,987                            11,196
02/28/1998                12,228                             11,963                            11,237
03/31/1998                12,436                             12,000                            11,284
04/30/1998                12,801                             12,060                            11,332
05/31/1998                12,708                             12,190                            11,377
06/30/1998                12,719                             12,314                            11,418
07/31/1998                12,844                             12,323                            11,464
08/31/1998                12,530                             12,564                            11,510
09/30/1998                12,456                             12,924                            11,554
10/31/1998                12,625                             12,832                            11,584
11/30/1998                13,037                             12,909                            11,617
12/31/1998                13,232                             12,940                            11,661
01/31/1999                13,426                             13,032                            11,702
02/28/1999                13,244                             12,723                            11,741
03/31/1999                13,517                             12,786                            11,781
04/30/1999                13,874                             12,817                            11,827
05/31/1999                13,828                             12,685                            11,871
06/30/1999                13,903                             12,646                            11,913
07/31/1999                14,031                             12,611                            11,955
08/31/1999                14,008                             12,600                            12,000
09/30/1999                14,066                             12,714                            12,044
10/31/1999                14,242                             12,747                            12,089
11/30/1999                14,629                             12,740                            12,132
12/31/1999                15,044                             12,662                            12,178
01/31/2000                15,273                             12,659                            12,228
02/29/2000                15,685                             12,818                            12,279
03/31/2000                15,825                             13,003                            12,334
04/30/2000                15,752                             12,939                            12,394
05/31/2000                15,898                             12,928                            12,450
06/30/2000                16,395                             13,192                            12,497
07/31/2000                16,359                             13,331                            12,555
08/31/2000                16,763                             13,520                            12,616
09/30/2000                16,791                             13,570                            12,678
10/31/2000                16,692                             13,655                            12,740
11/30/2000                16,385                             13,889                            12,802
12/31/2000                16,597                             14,163                            12,865
01/31/2001                17,197                             14,401                            12,928
02/28/2001                17,184                             14,549                            12,976
03/31/2001                17,189                             14,616                            13,027
04/30/2001                17,666                             14,506                            13,075
05/31/2001                17,704                             14,590                            13,117
06/30/2001                17,607                             14,660                            13,153
07/31/2001                17,620                             15,025                            13,192
08/31/2001                17,750                             15,218                            13,232
09/30/2001                17,562                             15,358                            13,269
10/31/2001                17,823                             15,748                            13,295
11/30/2001                18,018                             15,489                            13,319
12/31/2001                18,006                             15,367                            13,340
01/31/2002                18,111                             15,480                            13,359
02/28/2002                18,138                             15,612                            13,376
03/31/2002                18,187                             15,295                            13,396
04/30/2002                18,333                             15,591                            13,415
05/31/2002                18,426                             15,735                            13,435
06/30/2002                18,452                             15,869                            13,454
07/31/2002                18,292                             16,060                            13,473
08/31/2002                18,345                             16,420                            13,493
09/30/2002                18,556                             16,773                            13,511
10/31/2002                18,691                             16,613                            13,530
11/30/2002                19,136                             16,623                            13,546
12/31/2002                19,195                             17,063                            13,560
01/31/2003                19,393                             17,063                            13,574
02/28/2003                19,448                             17,367                            13,586
03/31/2003                19,480                             17,344                            13,599
04/30/2003                19,770                             17,529                            13,612
05/31/2003                20,045                             18,027                            13,625
06/30/2003                20,074                             17,955                            13,638
07/31/2003                19,892                             17,203                            13,647
08/31/2003                19,892                             17,316                            13,657
09/30/2003                20,166                             17,865                            13,668
10/31/2003                20,534                             17,638                            13,678
11/30/2003                20,752                             17,685                            13,688
12/31/2003                20,992                             17,860                            13,699
01/31/2004                21,228                             18,022                            13,710
02/29/2004                21,287                             18,242                            13,719
03/31/2004                21,450                             18,410                            13,730
04/30/2004                21,227                             17,845                            13,741
05/31/2004                20,826                             17,753                            13,750
06/30/2004                20,922                             17,826                            13,761
07/31/2004                20,861                             18,015                            13,774
08/31/2004                21,089                             18,396                            13,789
09/30/2004                21,278                             18,460                            13,805
10/31/2004                21,400                             18,620                            13,822
11/30/2004                21,706                             18,413                            13,841
12/31/2004                22,028                             18,609                            13,865
01/31/2005                21,702                             18,738                            13,887
02/28/2005                21,702                             18,615                            13,908
03/31/2005                21,229                             18,484                            13,937
04/30/2005                20,759                             18,761                            13,967
05/31/2005                21,044                             18,996                            13,999
06/30/2005                21,252                             19,120                            14,031
07/31/2005                21,658                             18,905                            14,066
08/31/2005                21,590                             19,187                            14,104
09/30/2005                21,653                             18,936                            14,143

NOTES:

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. The graphs and table do not reflect the deduction of taxes that you would pay on fund distributions or the redemption of fund shares.

Fund performance includes reinvestment of dividends and adjustment for the maximum sales charge for Class A shares.

* The Lehman Brothers Government/Credit Index is comprised of long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market.
     Source: Lipper Analytical Services.

** The Citigroup 30 Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money instruments. U.S. Treasury Bills are backed by the full faith and credit of the U.S. government and offer a guarantee as to the repayment of principal and interest at maturity. Source: Russell/Mellon Analytical Services LLC.

                             MORNINGSTAR RATING(TM)
                                      ***
                         overall among 252 conservative
                                allocation funds

                                    A SHARES
                                      CVSIX

                                    INCEPTION
                                September 4, 1990

As of 09/30/2005, Morningstar rated the Calamos Market Neutral Fund two stars for three years, four stars for five years, and four stars for 10 years out of 252, 165 and 66 conservative allocation funds, respectively.

Morningstar ratings are for Class A shares; the other classes may have different performance characteristics. For each U.S.-domiciled fund with at least a three year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar risk-adjusted return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)


18 SEMIANNUAL REPORT Calamos Market Neutral Fund

                                                     Calamos Market Neutral Fund

AVERAGE ANNUAL TOTAL RETURN+

                                                                                                               10 YEARS OR
                                            1 YEAR                 3 YEARS                5 YEARS           @SINCE INCEPTION
                                     --------------------   --------------------   --------------------   --------------------
                                            load-adjusted          load-adjusted          load-adjusted          load-adjusted
                                            -------------          -------------          -------------          -------------
CLASS A SHARES - Inception 9/4/90    1.76%      -3.05%      5.28%      3.58%       5.22%      4.20%       8.55%      8.03%
CLASS B SHARES - Inception 9/11/00   1.07       -3.52       4.52       3.67        5.07       4.75        5.23@      5.08@
CLASS C SHARES - Inception 2/16/00   1.01        0.10       4.50       4.50        4.68       4.68        5.60@      5.60@
CLASS I SHARES - Inception 5/10/00   2.06          NA       5.57         NA        5.48         NA        6.31@        NA

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Current performance may be lower or higher than the performance quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

Performance of the Market Neutral Fund includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders of certain share classes of the Fund (and a corresponding capital contribution by Calamos Asset Management, Inc., the predecessor to Calamos Advisors LLC), which increased certain return figures.

+ Average annual total return measures net investment income and capital gain or loss from portfolio investments as an annualized average assuming reinvestment of dividends and capital gains distributions. Performance shown reflects the effects of an expense reimbursement that improved results and was in effect until March 31, 2000. Load-adjusted returns are adjusted for the maximum front-end sales load of 4.75% for Class A shares and returns for Class B and C shares have been adjusted for the contingent deferred sales charge (CDSC).

QUALITY ALLOCATION

INVESTMENT GRADE         10%
BELOW INVESTMENT GRADE   67%
UNRATED SECURITIES       23%

Average credit quality percentage shown reflects the higher of the ratings of Standard & Poor's Corporation or Moody's Investors Service, Inc. Ratings are relative, subjective and not absolute standards of quality. Excludes equity securities and cash.

FUND SECTOR ALLOCATION

CONSUMER DISCRETIONARY       37.6%
HEALTH CARE                  29.2%
INDUSTRIALS                  16.3%
CONSUMER STAPLES              7.7%
ENERGY                        6.9%
FINANCIALS                    3.9%
MATERIALS                     1.7%
TELECOMMUNICATION SERVICES    0.7%
INFORMATION TECHNOLOGY       -4.0%

Sector allocations are based on total investments and may vary over time.


                                Calamos Market Neutral Fund SEMIANNUAL REPORT 19

Expense Overview

As a shareholder of a mutual fund, you incur two types of costs. You incur:

1) Transaction costs, including sales charges or loads, on purchase payments, or other distributions.

2) Ongoing costs, including management fees, distribution and/or service (12b-1) fees and other fund expenses.

The examples in this report are based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2005 to September 30, 2005. It is intended to help you understand the ongoing cost associated with investing in each mutual fund and to compare these costs with the ongoing costs of investing in other mutual funds.

There are two parts of each Fund's chart:

ACTUAL

In this part of the chart, you'll see the actual expenses you would have on a $1,000 investment made at the beginning of the period and held for the entire period in each fund from April 1, 2005 to September 30, 2005, the period covered by this report. This chart also shows the actual returns, after expenses, you would have earned during that time. This chart can help you estimate your own expenses. For example, if you invested $8,600 in Class A shares of the fund, simply divide $8,600 by $1,000, then multiply that result by the figure in the "Actual Expenses per $1,000" row. (In this example, you would multiply 8.6 by the figure.)

HYPOTHETICAL

In this part of the chart, you'll see the hypothetical expenses you would have paid on $1,000 investment from April 1, 2005 to September 30, 2005, and the hypothetical returns, after expenses, you would have earned during that time. The Securities and Exchange Commission (SEC) has established the guidelines for this chart, including the 5% annual return before expenses, which is what you'll see in the chart. Note that this chart will not help you determine your own expenses, but will help you compare expenses of the fund you own to the expenses of another fund since the information for that fund should be calculated using the same assumptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not include any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


20 SEMIANNUAL REPORT Expense Overview

                                                                Expense Overview

THE ACTUAL AND HYPOTHETICAL EXAMPLES ASSUME A $1,000 INVESTMENT AT THE BEGINNING OF THE PERIOD, APRIL 1, 2005, AND HELD THROUGH SEPTEMBER 30, 2005.

                                         CLASS A     CLASS B     CLASS C     CLASS I
                                          SHARES      SHARES      SHARES      SHARES
                                        ---------   ---------   ---------   ---------
CALAMOS GROWTH FUND
Actual Expenses per $1,000*             $    6.46   $   10.37   $   10.37   $    5.15
Ending Value                            $1,094.40   $1,090.20   $1,090.20   $1,095.50
                                        ---------   ---------   ---------   ---------
Hypothetical Expenses per $1,000*       $    6.23   $   10.00   $   10.00   $    4.96
Ending Value                            $1,018.90   $1,015.14   $1,015.14   $1,020.16
                                        ---------   ---------   ---------   ---------
Annualized Expense Ratio                     1.23%       1.98%       1.98%       0.98%

CALAMOS BLUE CHIP FUND
Actual Expenses per $1,000*             $    7.78   $   11.62   $   11.62   $    6.50
Ending Value                            $1,055.90   $1,050.80   $1,050.80   $1,056.70
                                        ---------   ---------   ---------   ---------
Hypothetical Expenses per $1,000*       $    7.64   $   11.41   $   11.41   $    6.38
Ending Value                            $1,017.50   $1,013.74   $1,013.74   $1,018.75
                                        ---------   ---------   ---------   ---------
Annualized Expense Ratio                     1.51%       2.26%       2.26%       1.26%

CALAMOS VALUE FUND
Actual Expenses per $1,000*             $    7.93   $   11.76   $   11.77   $    6.65
Ending Value                            $1,053.30   $1,049.40   $1,049.50   $1,055.30
                                        ---------   ---------   ---------   ---------
Hypothetical Expenses per $1,000*       $    7.79   $   11.56   $   11.56   $    6.53
Ending Value                            $1,017.35   $1,013.59   $1,013.59   $1,018.60
                                        ---------   ---------   ---------   ---------
Annualized Expense Ratio                     1.54%       2.29%       2.29%       1.29%

CALAMOS INTERNATIONAL GROWTH FUND
Actual Expenses per $1,000*             $    9.05   $   13.10   $   13.10   $    7.69
Ending Value                            $1,174.20   $1,169.10   $1,169.10   $1,175.20
                                        ---------   ---------   ---------   ---------
Hypothetical Expenses per $1,000*       $    8.39   $   12.16   $   12.16   $    7.13
Ending Value                            $1,016.75   $1,012.99   $1,012.99   $1,018.00
                                        ---------   ---------   ---------   ---------
Annualized Expense Ratio                     1.66%       2.41%       2.41%       1.41%

CALAMOS GLOBAL GROWTH AND INCOME FUND
Actual Expenses per $1,000*             $    7.95   $   11.96   $   11.96   $    6.61
Ending Value                            $1,143.90   $1,139.50   $1,138.60   $1,144.60
                                        ---------   ---------   ---------   ---------
Hypothetical Expenses per $1,000*       $    7.49   $   11.26   $   11.26   $    6.23
Ending Value                            $1,017.65   $1,013.89   $1,013.89   $1,018.90
                                        ---------   ---------   ---------   ---------
Annualized Expense Ratio                     1.48%       2.23%       2.23%       1.23%

CALAMOS GROWTH AND INCOME FUND
Actual Expenses per $1,000*             $    5.58   $    9.48   $    9.48   $    4.28
Ending Value                            $1,080.60   $1,076.80   $1,077.00   $1,082.10
                                        ---------   ---------   ---------   ---------
Hypothetical Expenses per $1,000*       $    5.42   $    9.20   $    9.20   $    4.15
Ending Value                            $1,019.70   $1,015.94   $1,015.94   $1,020.96
                                        ---------   ---------   ---------   ---------
Annualized Expense Ratio                     1.07%       1.82%       1.82%       0.82%

CALAMOS HIGH YIELD FUND
Actual Expenses per $1,000*             $    6.36   $   10.20   $   10.19   $    5.09
Ending Value                            $1,047.40   $1,043.70   $1,043.50   $1,049.40
                                        ---------   ---------   ---------   ---------
Hypothetical Expenses per $1,000*       $    6.28   $   10.05   $   10.05   $    5.01
Ending Value                            $1,018.85   $1,015.09   $1,015.09   $1,020.10
                                        ---------   ---------   ---------   ---------
Annualized Expense Ratio                     1.24%       1.99%       1.99%       0.99%

CALAMOS CONVERTIBLE FUND
Actual Expenses per $1,000*             $    5.77   $    9.62   $    9.62   $    4.49
Ending Value                            $1,055.50   $1,051.80   $1,052.00   $1,057.00
                                        ---------   ---------   ---------   ---------
Hypothetical Expenses per $1,000*       $    5.67   $    9.45   $    9.45   $    4.41
Ending Value                            $1,019.45   $1,015.69   $1,015.69   $1,020.71
                                        ---------   ---------   ---------   ---------
Annualized Expense Ratio                     1.12%       1.87%       1.87%       0.87%

CALAMOS MARKET NEUTRAL FUND
Actual Expenses per $1,000*             $    8.96   $   12.73   $   12.73   $    7.70
Ending Value                            $1,020.00   $1,015.70   $1,015.40   $1,021.40
                                        ---------   ---------   ---------   ---------
Hypothetical Expenses per $1,000*       $    8.95   $   12.71   $   12.71   $    7.69
Ending Value                            $1,016.19   $1,012.43   $1,012.43   $1,017.45
                                        ---------   ---------   ---------   ---------
Annualized Expense Ratio                     1.77%       2.52%       2.52%       1.52%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period multiplied by 183/365.


                                           Expense Overview SEMIANNUAL REPORT 21

Growth Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

  NUMBER OF
    SHARES                                                             VALUE
------------                                                      --------------
COMMON STOCKS (99.8%)

                CONSUMER DISCRETIONARY (23.0%)
   13,100,000   Amazon.com, Inc.#@                                $  593,430,000
    4,600,000   American Eagle Outfitters, Inc.                      108,238,000
    1,750,000   Black & Decker Corp.@                                143,657,500
    3,800,000   Carnival Corp.@                                      189,924,000
    1,300,000   Cheesecake Factory, Inc.#@                            40,612,000
    2,700,000   Chico's FAS, Inc.#A                                   99,360,000
   11,300,000   eBay, Inc.#@                                         465,560,000
    1,100,000   Federated Department Stores, Inc.@                    73,557,000
    1,600,000   Garmin, Ltd.                                         108,528,000
    2,100,000   Harrah's Entertainment, Inc.                         136,899,000
    4,950,000   Hilton Hotels Corp.@                                 110,484,000
      900,000   ITT Educational Services, Inc.#                       44,415,000
    1,350,000   Jarden Corp.#@                                        55,444,500
    1,800,000   KB Home@                                             131,760,000
      650,000   Laureate Education, Inc.#@                            31,830,500
    3,200,000   Marriott International, Inc.@                        201,600,000
    1,400,000   Men's Wearhouse, Inc.#@                               37,380,500
    2,800,000   Nordstrom, Inc.@                                      96,096,000
    4,000,000   Office Depot, Inc.#                                  118,800,000
      450,000   Overstock.com, Inc.#                                  17,257,500
      800,000   Panera Bread Company#@                                40,944,000
    1,200,000   Polo Ralph Lauren Corp.                               60,360,000
    2,000,000   Pulte Homes, Inc.@                                    85,840,000
    2,700,000   Quicksilver, Inc.#@                                   39,015,000
      600,000   R.H. Donnelley Corp.#@                                37,956,000
    1,102,500   Reader's Digest Association Inc.@                     17,606,925
    1,500,000   Ryland Group, Inc.                                   102,630,000
    1,000,000   Scientific Games Corp.#@                              31,000,000
   12,000,000   Sirius Satellite Radio, Inc.#                         78,600,000
      576,000   Sonic Corp.#                                          15,753,600
    3,200,000   Toll Brothers, Inc.#@                                142,944,000
    2,800,000   Urban Outfitters, Inc.#@                              82,320,000
    1,500,000   Weight Watchers International, Inc.#@                 77,370,000
    1,700,000   Wendy's International, Inc.@                          76,755,000
    1,200,000   Winnebago Industries, Inc.@                           34,764,000
    4,565,000   XM Satellite Radio, Inc.#@                           163,929,150
                                                                  --------------
                                                                   3,892,620,675
                                                                  --------------
                CONSUMER STAPLES (1.4%)
    3,000,000   Constellation Brands, Inc.#@                          78,000,000
    2,600,000   CVS Corp.                                             75,426,000
      600,000   Whole Foods Market, Inc.                              80,670,000
                                                                  --------------
                                                                     234,096,000
                                                                  --------------
                ENERGY (11.9%)
      450,000   Amerada Hess Corp.@                                   61,875,000
    2,900,000   Baker Hughes, Inc.@                                  173,072,000
    2,600,000   BJ Services Company@                                  93,574,000
      675,000   Cabot Oil & Gas Corp.                             $   34,094,250
      600,000   Cal Dive International, Inc.#@                        38,046,000
    1,200,000   CONSOL Energy, Inc.                                   91,524,000
    1,500,000   Diamond Offshore Drilling, Inc.@                      91,875,000
    1,200,000   Exxon Mobil Corp.@                                    76,248,000
    1,150,000   Grant Prideco, Inc.#@                                 46,747,500
      750,000   Holly Corp.@                                          47,985,000
      700,000   Hydril Company#@                                      48,048,000
      915,000   Kerr-Mcgee Corp.                                      88,855,650
    1,100,000   Nabors Industries, Ltd.#@                             79,013,000
      800,000   Newfield Exploration Company#                         39,280,000
    1,150,000   Occidental Petroleum Corp.@                           98,244,500
    1,100,000   Patterson-UTI Energy, Inc.@                           39,688,000
    1,100,000   Peabody Energy Corp.@                                 92,785,000
    1,200,000   Range Resources Corp.@                                46,332,000
      450,000   SEACOR Holdings Inc.#@                                32,661,000
    1,050,000   Tidewater Inc.@                                       51,103,500
      800,000   Unit Corp.#                                           44,224,000
    1,600,000   Valero Energy Corp.@                                 180,896,000
      900,000   Vintage Petroleum, Inc.@                              41,094,000
    3,700,000   Weatherford International, Ltd.#@                    254,042,000
    1,000,000   Western Gas Resources, Inc.                           51,230,000
    2,400,000   Williams Companies, Inc.@                             60,120,000
                                                                  --------------
                                                                   2,002,657,400
                                                                  --------------
                FINANCIALS (7.1%)
      850,000   Alliance Capital Management Holding L.P.              40,672,500
    4,000,000   Ameritrade Holding Corp.#@                            85,920,000
      850,000   Assurant, Inc@                                        32,351,000
    5,900,000   Charles Schwab Corp.@                                 85,137,000
      350,000   Chicago Mercantile Exchange Holdings, Inc.@          118,055,000
    2,000,000   CIT Group, Inc.@                                      90,360,000
    3,000,000   E*TRADE FINANCIAL Corp.#@                             52,800,000
      800,000   Franklin Resources, Inc.                              67,168,000
    1,501,000   Lehman Brothers Holdings, Inc.                       174,836,480
      934,000   Loews Corp.                                           86,310,940
    2,200,000   Moody's Corp.@                                       112,376,000
    1,800,000   Principal Financial Group, Inc.@                      85,266,000
    1,700,000   Safeco Corp.                                          90,746,000
    1,200,000   T Rowe Price Group, Inc.                              78,360,000
                                                                  --------------
                                                                   1,200,358,920
                                                                  --------------
                HEALTH CARE (18.9%)
    1,700,000   Alcon, Inc.@                                         217,396,000
      400,000   Alkermes, Inc.#@                                       6,720,000
    1,400,000   American Medical Systems Holdings, Inc.#@             28,210,000
    1,500,000   Barr Pharmaceuticals, Inc.#                           82,380,000
      450,000   Biosite, Inc.#@                                       27,837,000
    1,500,000   C. R. Bard, Inc.                                      99,045,000
    3,400,000   Caremark Rx, Inc.#@                                  169,762,000

                See accompanying Notes to Schedule of Investments


22 SEMIANNUAL REPORT Schedule of Investments

                                                                     Growth Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
----------                                                        --------------
 1,900,000   Community Health Systems, Inc.#@                     $   73,739,000
   600,000   Cooper Companies, Inc.@                                  45,966,000
 1,000,000   Covance, Inc.#@                                          47,990,000
   980,000   Dade Behring Holdings, Inc.@                             35,926,800
 1,300,000   Edwards Lifesciences Corp.#@                             57,733,000
 4,000,000   Express Scripts, Inc.#@                                 248,800,000
 2,200,000   Genzyme Corp.#@                                         157,608,000
 3,700,000   Gilead Sciences, Inc.#                                  180,412,000
 5,600,000   HCA, Inc.@                                              268,352,000
 2,000,000   Hospira, Inc.#                                           81,940,000
 3,500,000   Humana, Inc.#                                           167,580,000
   475,000   Intuitive Surgical, Inc.#@                               34,812,750
   900,000   Kinetic Concepts, Inc.#@                                 51,120,000
 4,200,000   Medco Health Solutions, Inc.#                           230,286,000
 2,300,000   PacifiCare Health Systems, Inc.#@                       183,494,000
   874,000   Pharmaceutical Product Development, Inc.#@               50,263,740
   500,000   ResMed Inc.#@                                            39,825,000
 1,300,000   Respironics, Inc.#                                       54,834,000
   590,000   TECHNE Corp.#@                                           33,618,200
 1,950,000   Triad Hospitals, Inc.#                                   88,276,500
   700,000   Ventana Medical Systems, Inc.#@                          26,649,000
   650,000   WellChoice Inc.#@                                        49,335,000
 4,700,000   WellPoint, Inc.#                                        356,354,000
                                                                  --------------
                                                                   3,196,264,990
                                                                  --------------
             INDUSTRIALS (7.2%)
   400,000   Alliant Techsystems, Inc.#@                              29,860,000
   900,000   AMETEK, Inc.                                             38,673,000
   750,000   Armor Holdings, Inc.#@                                   32,257,500
 1,100,000   C.H. Robinson Worldwide, Inc.@                           70,532,000
 2,900,000   Caterpillar, Inc.@                                      170,375,000
 1,200,000   Chicago Bridge & Iron Company, NV@                       37,308,000
   975,000   Corporate Executive Board Company@                       76,030,500
 2,000,000   Equifax Inc.@                                            69,880,000
 1,800,000   Goodrich Corp.@                                          79,812,000
 1,200,000   Herman Miller, Inc.@                                     36,360,000
   600,000   Jacobs Engineering Group, Inc.#@                         40,440,000
 1,200,000   JLG Industries, Inc.                                     43,908,000
 1,600,000   Joy Global, Inc.                                         80,736,000
 2,000,000   Precision Castparts Corp.@                              106,200,000
 2,500,000   Rockwell Automation, Inc.                               132,250,000
 1,500,000   Rockwell Collins, Inc.@                                  72,480,000
   800,000   Teledyne Technologies, Inc.@                             27,576,000
 1,200,000   Thomas & Betts Corp.#@                                   41,292,000
   500,000   UTi Worldwide, Inc.@                                     38,850,000
                                                                  --------------
                                                                   1,224,820,000
                                                                  --------------
             INFORMATION TECHNOLOGY (25.7%)
 4,533,333   Activision, Inc.#                                    $   92,706,660
 2,500,000   Agilent Technologies, Inc.#                              81,875,000
 1,600,000   Alliance Data Systems Corp.#@                            62,640,000
   699,500   Anteon International Corp.#@                             29,910,620
15,000,000   Apple Computer, Inc.#@                                  804,150,000
 2,000,000   BMC Software, Inc.#@                                     42,200,000
 1,900,000   Broadcom Corp.#                                          89,129,000
 2,500,000   CheckFree Corp.#@                                        94,550,000
 1,700,000   Cognizant Technology Solutions Corp.#@                   79,203,000
 6,700,000   Compuware Corp.#                                         63,650,000
 1,100,000   Digital River, Inc.#@                                    38,335,000
 2,000,000   Emulex Corp.#@                                           40,420,000
 1,400,000   F5 Networks, Inc.#@                                      60,858,000
 2,269,028   Freescale Semiconductor, Inc.#@                          53,503,680
   750,000   Global Payments Inc.@                                    58,290,000
 1,050,000   Google Inc.#@                                           332,283,000
 2,200,000   Harris Corp.@                                            91,960,000
 8,800,000   Hewlett-Packard Company@                                256,960,000
 1,600,000   Intersil Corp.@                                          34,848,000
 2,500,000   Jabil Circuit, Inc.#@                                    77,300,000
 5,650,000   Juniper Networks, Inc.#@                                134,413,500
 9,300,000   LSI Logic Corp.#@                                        91,605,000
 1,200,000   Macromedia, Inc.#                                        48,804,000
 4,300,000   Marvell Technology Group, Ltd.#@                        198,273,000
   800,000   MICROS Systems, Inc.#@                                   35,000,000
28,250,000   Motorola, Inc.                                          624,042,500
 1,300,000   National Semiconductor Corp.@                            34,190,000
 2,500,000   NVIDIA Corp.#@                                           85,700,000
 4,000,000   Parametric Technology Corp.#@                            27,880,000
 2,700,000   QLogic Corp.#@                                           92,340,000
 1,800,000   Sandisk Corp.#@                                          86,850,000
11,800,000   Seagate Technology                                      187,030,000
   900,000   SiRF Technology Holdings, Inc.#@                         27,117,000
 5,100,000   Tellabs, Inc.#@                                          53,652,000
 1,100,000   Trimble Navigation, Ltd.#@                               37,059,000
 7,500,000   Western Digital Corp.#@                                  96,975,000
                                                                   -------------
                                                                   4,345,702,960
                                                                   -------------
             MATERIALS (1.2%)
   500,000   Martin Marietta Materials, Inc.@                         39,230,000
   800,000   Potash Corporation of Saskatchewan, Inc.                 74,656,000
   800,000   Quanex Corporation@                                      52,976,000
   500,000   Vulcan Materials Company@                                37,105,000
                                                                   -------------
                                                                     203,967,000
                                                                   -------------

                See accompanying Notes to Schedule of Investments


                                    Schedule of Investments SEMIANNUAL REPORT 23

Growth Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                              VALUE
---------                                                        ---------------
            TELECOMMUNICATION SERVICES (3.4%)
2,100,000   Alamosa Holdings, Inc.#@                             $    35,931,000
4,200,000   America Movil, S.A. de C.V.                              110,544,000
2,600,000   American Tower Corp.#@                                    64,870,000
2,500,000   NII Holdings, Inc.#@                                     211,125,000
4,100,000   Sprint Nextel Corp.@                                      97,498,000
1,100,000   Vimpel-Communications#@                                   48,884,000
                                                                 ---------------
                                                                     568,852,000
                                                                 ---------------
            TOTAL COMMON STOCKS
               (Cost $14,096,856,572)                             16,869,339,945
                                                                 ===============

 PRINCIPAL
   AMOUNT                                                                VALUE
-----------                                                           ----------
SHORT-TERM INVESTMENT (0.1%)
$17,069,000   Citigroup, Inc.
              3.730%, 10/03/05
              (Cost $17,065,397)                                      17,065,397
                                                                      ==========

  NUMBER OF
    SHARES                                                            VALUE
-------------                                                    ---------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES ON LOAN (14.5%)

2,451,221,285   Bank of New York Institutional Cash
                Reserve Fund current rate 3.861%
                   (Cost $2,451,221,285)                           2,451,221,285
                                                                 ---------------
TOTAL INVESTMENTS (114.4%)
   (Cost $16,565,143,254)                                         19,337,626,627
                                                                 ===============
PAYABLE UPON RETURN OF SECURITIES LOANED(-14.5%)                  (2,451,221,285)
                                                                 ---------------
OTHER ASSETS, LESS LIABILITIES (0.1%)                                 16,957,227
                                                                 ---------------
NET ASSETS (100.0%)                                              $16,903,362,569
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

@    Security, or portion of security, is on loan.

                 See accompanying Notes to Financial Statements


24 SEMIANNUAL REPORT Schedule of Investments

Blue Chip Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                            -----------
COMMON STOCKS (99.3%)

            CONSUMER DISCRETIONARY (11.6%)
  12,000    Carnival Corp.@                                          $   599,760
   5,000    Centex Corp.                                                 322,900
  35,000    Comcast Corp.#@                                            1,028,300
  20,000    eBay, Inc.#@                                                 824,000
   5,200    Federated Department Stores, Inc.                            347,724
   4,000    Fortune Brands, Inc.                                         325,320
   3,000    Harrah's Enterainment, Inc.                                  195,570
  13,000    Hilton Hotels Corp.@                                         290,160
  35,000    Home Depot, Inc.                                           1,334,900
   3,000    KB Home@                                                     219,600
  13,000    Lowe's Compaines, Inc.                                       837,200
   6,500    Marriott International, Inc.                                 409,500
  13,000    McDonald's Corp.                                             435,370
   6,000    McGraw-Hill Companies, Inc.                                  288,240
  13,000    Nike, Inc.                                                 1,061,840
  17,600    Nordstrom, Inc.                                              604,032
  15,000    Office Depot, Inc.#                                          445,500
   3,000    Omnicom Group, Inc.                                          250,890
   7,500    Staples, Inc.                                                159,900
   9,000    Starbucks Corp.#                                             450,900
   4,000    Starwood Hotels & Resorts Worldwide, Inc.@                   228,680
  15,000    Target Corp.                                                 778,950
   6,000    Tiffany & Co.                                                238,620
  45,000    Time Warner, Inc.                                            814,950
  40,000    Walt Disney Company                                          965,200
   6,000    YUM! Brands, Inc.                                            290,460
                                                                     -----------
                                                                      13,748,466
                                                                     -----------
            CONSUMER STAPLES (9.4%)
  42,000    Altria Group, Inc.@                                        3,095,820
   6,500    Clorox Company                                               361,010
  23,000    Coca-Cola Company                                            993,370
   8,000    Colgate-Palmolive Company                                    422,320
  20,000    CVS Corp.                                                    580,200
   8,500    Hershey Foods Corp.                                          478,635
  10,000    Kroger Company#                                              205,900
  26,000    PepsiCo, Inc.                                              1,474,460
  32,000    Procter & Gamble Company@                                  1,902,720
   3,500    Reynolds American, Inc.@                                     290,570
  18,000    Wal-Mart Stores, Inc.@                                       788,760
  11,000    Walgreen Company                                             477,950
                                                                     -----------
                                                                      11,071,715
                                                                     -----------
            ENERGY (12.3%)
   8,000    Apache Corp.                                                 601,760
   4,000    Baker Hughes, Inc.                                           238,720
   8,000    Burlington Resources, Inc.@                                  650,560
  21,807    Chevron Corp.                                              1,411,567
  40,000    ConocoPhillips                                           $ 2,796,400
  11,000    Devon Energy (Chevron) Corp.@                                755,040
  65,000    Exxon Mobil Corp.                                          4,130,100
   4,500    Halliburton Company, Inc.@                                   308,340
  11,000    Marathon Oil Corp.                                           758,230
  10,000    Nabors Industries, Ltd.#                                     718,300
   5,000    Occidental Petroleum Corp.                                   427,150
   8,000    Schlumberger, Ltd.@                                          675,040
   9,000    Entertainment, Inc. Transocean, Inc.#@                       551,790
   4,000    Valero Energy Corp.                                          452,240
                                                                     -----------
                                                                      14,475,237
                                                                     -----------
            FINANCIALS (17.0%)
   4,000    Ace, Ltd.                                                    188,280
   7,000    AFLAC, Inc.                                                  317,100
  38,000    Allstate Corp.                                             2,101,020
  16,000    American Express Company                                     919,040
  18,000    American International Group, Inc.                         1,115,280
   4,000    Apartment Investment and Management Company                  155,120
  52,000    Bank of America Corp.                                      2,189,200
   7,500    Chubb Corp.@                                                 671,625
  47,000    Citigroup, Inc.@                                           2,139,440
   4,902    Countrywide Financial Corp.@                                 161,668
   2,100    Federal Home Loan Mortgage Corp.                             118,566
  11,400    Federal National Mortgage Association                        510,948
   8,200    Franklin Resources, Inc.                                     688,472
  12,000    Golden West Financial Corp.                                  712,680
   6,000    Goldman Sachs Group, Inc.                                    729,480
   5,000    Hartford Financial Services Group, Inc.                      385,850
  15,216    J.P. Morgan Chase & Company                                  516,279
   8,500    Lehman Brothers Holdings, Inc.                               990,080
   8,000    Loews Corp.                                                  739,280
   9,700    Merrill Lynch & Company, Inc.                                595,095
  14,000    Metlife, Inc.#@                                              697,620
  10,000    Moody's Corp.@                                               510,800
   2,000    Progressive Corp.@                                           209,540
  20,000    Providian Financial Corp.#@                                  353,600
  11,000    Prudential Financial, Inc.                                   743,160
   6,000    Safeco Corp.                                                 320,280
   8,000    St. Paul Travelers Companies, Inc.                           358,960
  20,000    Wachovia Corp.                                               951,800
                                                                     -----------
                                                                      20,090,263
                                                                     -----------
            HEALTH CARE (18.4%)
  23,000    Abbott Laboratories                                          975,200
  14,000    Aetna, Inc.@                                               1,205,960
  17,500    Amgen, Inc.#                                               1,394,225
   7,000    Bausch & Lomb, Inc.@                                         564,760
   7,000    Baxter International, Inc.                                   279,090

               See accompanying Notes to Schedule of Investments


                                    Schedule of Investments SEMIANNUAL REPORT 25

Blue Chip Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
  12,000    Bristol-Myers Squibb Company                            $    288,720
   7,500    C. R. Bard, Inc.                                             495,225
   6,500    Cigna Corp.@                                                 766,090
  12,000    Express Scripts, Inc.#                                       746,400
  13,000    Genzyme Corp.#                                               931,320
  12,000    Gilead Sciences, Inc.#                                       585,120
   4,000    Guidant Corp.                                                275,560
  15,000    HCA, Inc.                                                    718,800
  22,000    Health Management Associates, Inc.@                          516,340
   5,000    Humana, Inc.#                                                239,400
  35,000    Johnson & Johnson                                          2,214,800
  13,000    Medtronic, Inc.                                              697,060
  13,000    Merck & Company, Inc.                                        353,730
  74,000    Pfizer, Inc.                                               1,847,780
  19,000    Quest Diagnostics, Inc.                                      960,260
  12,000    St. Jude Medical, Inc.#                                      561,600
  44,000    UnitedHealth Group, Inc.                                   2,472,800
  22,000    WellPoint, Inc.#                                           1,668,040
  21,000    Wyeth                                                        971,670
                                                                    ------------
                                                                      21,729,950
                                                                    ------------
            INDUSTRIALS (11.6%)
  23,000    Boeing Company                                             1,562,850
  12,500    Burlington Northern Santa Fe Corp.                           747,500
   9,000    Caterpillar, Inc.                                            528,750
  17,000    Danaher Corp.                                                915,110
   8,000    General Dynamics Corp.                                       956,400
 126,000    General Electric Company                                   4,242,420
  14,000    Honeywell International, Inc.                                525,000
  19,000    Lockheed Martin Corp.@                                     1,159,760
  15,000    Norfolk Southern Corp.                                       608,400
   4,500    Northrop Grumman Corp.                                       244,575
  13,000    Raytheon Company                                             494,260
  10,000    United Parcel Service, Inc.                                  691,300
  20,000    United Technologies Corp.                                  1,036,800
                                                                    ------------
                                                                      13,713,125
                                                                    ------------
            INFORMATION TECHNOLOGY (13.9%)
  20,000    Apple Computer, Inc.#                                      1,072,200
  29,200    Autodesk, Inc.@                                            1,356,048
   5,500    Automatic Data Processing, Inc.                              236,720
  47,000    Cisco Systems, Inc.#                                         842,710
  25,100    Corning, Inc.#                                               485,183
  30,000    Dell, Inc.#                                             $  1,026,000
   7,500    Electronic Arts, Inc.#@                                      426,675
  25,000    EMC Corp.#                                                   323,500
  45,200    Hewlett-Packard Company                                    1,319,840
  86,500    Intel Corp.                                                2,132,225
   6,000    International Business Machines Corp.                        481,320
  90,000    Microsoft Corp.@                                           2,315,700
  56,000    Motorola, Inc.                                             1,237,040
  25,000    QUALCOMM, Inc.@                                            1,118,750
  37,500    Texas Instruments, Inc.                                    1,271,250
  24,000    Yahoo!, Inc.#                                                812,160
                                                                    ------------
                                                                      16,457,321
                                                                    ------------
            MATERIALS (1.5%)
   8,000    Air Products and Chemicals, Inc.                             441,120
  17,000    Dow Chemical Company                                         708,390
   5,000    Nucor Corp.                                                  294,950
   3,700    Vulcan Materials Company@                                    274,577
                                                                    ------------
                                                                       1,719,037
                                                                    ------------
            TELECOMMUNICATION SERVICES (1.4%)
   9,000    ALLTEL Corp.                                                 585,990
  45,674    Sprint Nextel Corp.                                        1,086,128
                                                                    ------------
                                                                       1,672,118
                                                                    ------------
            UTILITIES (2.2%)
   2,000    Constellation Energy Group, Inc.                             123,200
  29,000    Duke Energy Corp.@                                           845,930
   2,500    Entergy Corp.@                                               185,800
   9,000    Exelon Corp.                                                 480,960
   4,500    FirstEnergy Corp.@                                           234,540
   7,000    PG&E Corp.                                                   274,750
   4,500    TXU Corp.                                                    507,960
                                                                    ------------
                                                                       2,653,140
                                                                    ------------
            TOTAL COMMON STOCKS
            (Cost $104,395,116)                                      117,330,372
                                                                    ============

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                             ---------
SHORT-TERM INVESTMENT (1.2%)
$1,463,000   Citigroup, Inc.
             3.730%,10/03/05
             (Cost $1,462,691)                                         1,462,691
                                                                       =========

                See accompanying Notes to Schedule of Investments


26 SEMIANNUAL REPORT Schedule of Investments

                                                                  Blue Chip Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                               VALUE
---------                                                          ------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES ON LOAN (19.1%)
22,489,467   Bank of New York Institutional Cash
             Reserve Fund current rate 3.861%
             (Cost $22,489,467)                                    $ 22,489,467
                                                                   ------------
TOTAL INVESTMENTS (119.6%)
   (Cost $128,347,274)                                              141,282,530
                                                                   ============
PAYABLE UPON RETURN OF SECURITIES LOANED (-19.1%)                   (22,489,467)
                                                                   ------------
LIABILITIES, LESS OTHER ASSETS (-0.5%)                                 (671,259)
                                                                   ------------
NET ASSETS (100.0%)                                                $118,121,804
                                                                   ============

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

@    Security, or portion of security, is on loan.

                 See accompanying Notes to Financial Statements


                                    Schedule of Investments SEMIANNUAL REPORT 27

Value Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
----------                                                          ------------
COMMON STOCKS (98.3%)

              CONSUMER DISCRETIONARY (28.2%)
160,000       Callaway Golf Company                                 $  2,414,400
 40,000       Career Education Corp.#                                  1,422,400
 35,000       Carnival Corp.@                                          1,749,300
 36,500       Expedia, Inc.#@                                            723,065
106,000       H&R Block, Inc.                                          2,541,880
 25,000       Harley-Davidson, Inc.                                    1,211,000
 60,000       Home Depot, Inc.                                         2,288,400
 36,500       IAC/InterActiveCorp#@                                      925,275
 45,000       International Game Technology@                           1,215,000
 43,000       Marriott International, Inc.                             2,709,000
100,000       News Corp.@                                              1,650,000
102,000       Office Depot, Inc.#                                      3,029,400
 30,000       Omnicom Group, Inc.                                      2,508,900
 50,000       Reebok International, Ltd.@                              2,828,500
139,000       Time Warner, Inc.                                        2,517,290
138,000       Walt Disney Company                                      3,329,940
                                                                    ------------
                                                                      33,063,750
                                                                    ------------
              CONSUMER STAPLES (5.8%)
 60,000       Coca-Cola Company                                        2,591,400
150,000       Kroger Company#@                                         3,088,500
 27,000       Wal-Mart Stores, Inc.                                    1,183,140
                                                                    ------------
                                                                       6,863,040
                                                                    ------------
              ENERGY (7.6%)
 53,000       Anadarko Petroleum Corp.                                 5,074,750
 55,000       Marathon Oil Corp.@                                      3,791,150
                                                                    ------------
                                                                       8,865,900
                                                                    ------------
              FINANCIALS (17.6%)
 40,000       A.G. Edwards, Inc.                                       1,752,400
 52,000       American International Group, Inc.                       3,221,920
 25,000       Bank of America Corp.@                                   1,052,500
 17,500       Federal Home Loan Mortgage Corp.                           988,050
 35,000       Federal National Mortgage Association                    1,568,700
 10,000       Goldman Sachs Group, Inc.                                1,215,800
 61,000       MBNA Corp.                                               1,503,040
 80,000       Merrill Lynch & Company, Inc.                            4,908,000
 17,000       MGIC Investment Corp.@                                   1,091,400
 85,000       Washington Mutual, Inc.@                                 3,333,700
                                                                    ------------
                                                                      20,635,510
                                                                    ------------
              HEALTH CARE (12.4%)
155,000       Bristol-Myers Squibb Company                             3,729,300
 74,000       HCA, Inc.@                                               3,546,080
150,000       King Pharmaceuticals, Inc.#                              2,307,000
 60,200       Pfizer, Inc.                                             1,503,194
 76,000       Wyeth                                                    3,516,520
                                                                    ------------
                                                                      14,602,094
                                                                    ------------
              INDUSTRIALS (2.7%)
 33,000       Burlington Northern Santa Fe Corp.                    $  1,973,400
 58,000       Cendant Corp.                                            1,197,120
                                                                    ------------
                                                                       3,170,520
                                                                    ------------
              INFORMATION TECHNOLOGY (20.9%)
145,000       Hewlett-Packard Company                                  4,234,000
145,000       Microsoft Corp.@                                         3,730,850
133,000       Motorola, Inc.                                           2,937,970
300,000 EUR   Nokia Corp.                                              5,053,986
120,000       NVIDIA Corp.#@                                           4,113,600
168,630       Symantec Corp.#                                          3,821,156
 20,000       Yahoo!, Inc.#@                                             676,800
                                                                    ------------
                                                                      24,568,362
                                                                    ------------
              MATERIALS (3.1%)
  5,700 CHF   Givaudan, SA                                             3,657,533
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $101,837,548)                                    115,426,709
                                                                    ============

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                             ---------
SHORT-TERM INVESTMENT (1.7%)
$2,017,000   Citigroup, Inc.
             3.730%, 10/03/05
             (Cost $2,016,574)                                         2,016,574
                                                                       ---------

 NUMBER OF
  SHARES                                                               VALUE
----------                                                         ------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES ON LOAN (18.0%)
21,163,297   Bank of New York Institutional Cash
             Reserve Fund current rate 3.861%
             (Cost $21,163,297)                                      21,163,297
                                                                   ------------

TOTAL INVESTMENTS (118.0%)
   (Cost $125,017,419)                                              138,606,580
                                                                   ============
PAYABLE UPON RETURN OF SECURITIES LOANED (-18.0%)                   (21,163,297)
                                                                   ------------
LIABILITIES, LESS OTHER ASSETS (--%)                                    (39,625)
                                                                   ------------
NET ASSETS (100.0%)                                                $117,403,658
                                                                   ============

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

@    Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

CHF   Swiss Franc

EUR   European Monetary Unit

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.

                 See accompanying Notes to Financial Statements


28 SEMIANNUAL REPORT Schedule of Investments

International Growth Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                          -----------
COMMON STOCKS (94.4%)
              CONSUMER DISCRETIONARY (16.8%)
 53,000 EUR   Antena 3 de Television SA                              $   961,318
280,000 ZAR   Edgars Consolidated Stores                               1,397,686
225,000 HKD   Esprit Holdings Limited                                  1,680,224
 32,000 CAD   Gildan Activewear, Inc.#                                 1,219,716
 82,000 CAD   Great Canadian Gaming Corp.#                             1,252,043
 39,000 SEK   Hennes & Mauritz, AB                                     1,394,316
135,000 JPY   Hitachi Koki Company, Ltd.                               1,668,224
600,000       Mandarin Oriental International, Ltd.                      513,870
 17,000 JPY   Nitori Co., Ltd.                                         1,426,261
 90,000 EUR   Nokian Renkaat Oyj                                       2,132,400
100,000 CAD   Reitmans (Canada), Ltd.                                  1,452,903
 60,000 AUD   Rural Press, Ltd.                                          539,595
494,000 HKD   Shangri-La Asia, Ltd.                                      798,036
 38,000 JPY   Suzuki Motor Corp.                                         705,944
 10,500 JPY   USS Co., Ltd.                                              747,831
 22,000 JPY   Yamada Denki Co                                          1,675,298
                                                                     -----------
                                                                      19,565,665
                                                                     -----------
              CONSUMER STAPLES (3.0%)
    920 CHF   Lindt & Spruengli, AG                                    1,546,676
 31,000 CAD   Metro, Inc.                                                888,800
245,000 ZAR   Pick'n Pay Stores Ltd.                                   1,097,799
                                                                     -----------
                                                                       3,533,275
                                                                     -----------
              ENERGY (11.2%)
 12,000 NOK   Bonheur, ASA                                             1,051,363
 38,000 CAD   EnCana Corp.                                             2,217,892
 28,000 EUR   OMV, AG                                                  1,662,079
 22,000 CAD   Precision Drilling Corp.#                                1,082,684
145,000 AUD   Santos, Ltd.                                             1,378,940
 16,000 EUR   SBM Offshore, NV#                                        1,335,748
 46,000 NOK   Smedvig, ASA                                             1,126,536
136,000 NOK   Stolt Offshores, SA#                                     1,581,529
151,000 JPY   Teikoku Oil Company, Ltd.                                1,634,563
                                                                     -----------
                                                                      13,071,334
                                                                     -----------
              FINANCIALS (15.9%)
 28,000 EUR   Ackermans & van Haaren                                   1,412,547
133,000 EUR   Anglo Irish Bank Corp., PLC                              1,809,942
 46,000 EUR   April Group                                              1,631,281
 70,000 AUD   Australian Stock Exchange, Ltd.                          1,447,277
110,000 EUR   Banca Popolare di Milano                                 1,127,681
 18,000       Banco Itau Holding Financeira, SA                        2,135,880
 70,000       Bancolombia, SA                                          1,536,500
 38,000 EUR   EFG Eurobank Ergasias                                    1,180,290
 31,000 CAD   Home Capital Group, Inc.                                 1,000,000
 47,000 GBP   Investec, PLC                                            1,792,598
 37,000 AUD   Macquarie Bank, Ltd.                                     2,126,856
 19,000 EUR   National Bank of Greece, SA                            $   760,141
 25,000 EUR   Piraeus Bank, SA                                           523,012
                                                                     -----------
                                                                      18,484,005
                                                                     -----------
              HEALTH CARE (10.2%)
 19,500       Alcon, Inc.                                              2,493,660
375,000 ZAR   Aspen Pharmacare Holdings, Ltd.                          1,920,510
  2,500 DKK   Chr. Hansen Holdings, A/S                                  393,811
 49,000 AUD   Cochlear Limited                                         1,466,136
 19,000 DKK   Coloplast, A/S                                           1,158,710
 31,000 SEK   Elekta, AB                                               1,419,051
  6,500 CHF   Nobel Biocare Group                                      1,532,530
 11,000 CHF   Roche Holding AG                                         1,528,414
                                                                     -----------
                                                                      11,912,822
                                                                     -----------
              INDUSTRIALS (14.1%)
175,000 MXN   Alfa, SA                                                 1,073,945
 45,000 CAD   Canadian Pacific Railway, Ltd.                           1,937,032
 50,000       Chicago Bridge & Iron Company, NV                        1,554,500
 15,000 JPY   FANUC, Ltd.                                              1,220,038
 57,000 CAD   First Service Corp.#                                     1,305,729
 55,000 GBP   Homeserve PLC                                            1,071,647
 80,000 EUR   Kingspan Group PLC                                       1,028,414
 14,000 EUR   Koninklijke BAM Groep, NV                                1,287,220
  4,600 CHF   Kuehne & Nagel International, AG                         1,139,007
 37,000 GBP   Northgate, PLC                                             738,260
 18,000 NOK   Stolt-Nielsen, SA                                          723,117
 25,000 EUR   Stork, NV                                                1,239,404
 31,000 EUR   Wartsila, OYJ                                              979,516
 26,000 EUR   YIT-Yhtyma Oyj                                           1,103,704
                                                                     -----------
                                                                      16,401,533
                                                                     -----------
              INFORMATION TECHNOLOGY (14.0%)
 12,000 JPY   HOYA Corp.                                                 400,289
 36,000 JPY   HOYA Corp.#(P)                                           1,224,156
 35,000 JPY   IBIDEN Co., Ltd.                                         1,465,994
 25,000       Infosys Technologies, Ltd.                               1,857,000
215,000 HKD   Kingboard Chemical Holdings, Ltd.                          535,821
 37,000       NDS Group, PLC#                                          1,374,550
 42,000       Nice-Systems, Ltd.#                                      1,897,560
  9,000 JPY   Nintendo Company, Ltd.                                   1,055,603
 65,000 GBP   Renishaw, PLC                                              981,348
100,000 EUR   Soitec#                                                  1,696,028
 31,000 JPY   Square Enix Co., Ltd.                                      859,683
155,000 JPY   Toshiba Corp.                                              686,664
 25,000 JPY   Trend Micro, Inc.                                          797,862
    590 JPY   Yahoo Japan Corp#(P)                                       701,669
    590 JPY   Yahoo! Japan Corp.                                         694,599
                                                                     -----------
                                                                      16,228,826
                                                                     -----------

                See accompanying Notes to Schedule of Investments


                                    Schedule of Investments SEMIANNUAL REPORT 29

International Growth Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
----------                                                          ------------
             MATERIALS (5.0%)
 3,700 EUR   Boehler-Uddeholm Group                                 $    622,574
72,000 JPY   Dowa Mining Company, Ltd.                                   606,734
65,000 AUD   Energy Resources of Australia                               839,342
40,000 CAD   First Quantum Minerals, Ltd.                              1,040,860
80,000 ZAR   Highveld Steel and Vanadium Corp., Ltd                      716,650
 9,500       Sociedad Quimica y Minera de Chile, SA                    1,199,280
17,000 CAD   Teck Cominco, Ltd.                                          762,624
                                                                    ------------
                                                                       5,788,064
                                                                    ------------
             TELECOMMUNICATION SERVICES (1.6%)
43,000 CAD   TELUS Corp.                                               1,794,348
                                                                    ------------
             UTILITIES (2.6%)
 5,800 EUR   Oesterreichische Elektrizitaetswirtschafts AG             2,036,639
57,000 GBP   Scottish & Southern Energy                                1,035,540
                                                                    ------------
                                                                       3,072,179
                                                                    ------------
             TOTAL COMMON STOCKS
             (Cost $95,747,301)                                      109,852,051
                                                                    ============

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------

SHORT-TERM INVESTMENTS (5.3%)
$4,124,000   Citigroup, Inc.
             3.730%, 10/03/05                                          4,123,129
 2,000,000   UBS Finance, Inc.
             3.800%, 10/03/05                                          1,999,578
                                                                    ------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $6,122,707)                                         6,122,707
                                                                    ============
TOTAL INVESTMENTS (99.7%)
   (Cost $101,870,008)                                               115,974,758
                                                                    ------------
OTHER ASSETS, LESS LIABILITIES (0.3%)                                    334,258
                                                                    ------------
NET ASSETS (100.0%)                                                 $116,309,016
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

(P)  Security purchased on when issued basis.

FOREIGN CURRENCY ABBREVIATIONS

AUD   Australian Dollar
CAD   Canadian Dollar
CHF   Swiss Franc
DKK   Danish Krone
EUR   European Monetary Unit
GBP   British Pound Sterling
HKD   Hong Kong Dollar
JPY   Japanese Yen
MXN   Mexican Peso
NOK   Norwegian Krone
SEK   Swedish Krona
ZAR   South African Rand

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.

                               COUNTRY ALLOCATION

COUNTRY                                                           % OF PORTFOLIO
-------                                                           --------------
Japan                                                                  16.0%
Canada                                                                 14.5%
Switzerland                                                             7.5%
Australia                                                               7.1%
United Kingdom                                                          6.4%
Netherlands                                                             4.9%
South Africa                                                            4.7%
Austria                                                                 3.9%
Finland                                                                 3.8%
France                                                                  3.0%
Bermuda                                                                 2.7%
Ireland                                                                 2.6%
Sweden                                                                  2.6%
Greece                                                                  2.3%
Luxembourg                                                              2.1%
Norway                                                                  2.0%
Brazil                                                                  1.9%
Israel                                                                  1.7%
India                                                                   1.7%
Denmark                                                                 1.4%
Colombia                                                                1.4%
Belgium                                                                 1.3%
Chile                                                                   1.1%
Italy                                                                   1.0%
Mexico                                                                  1.0%
Spain                                                                   0.9%
Cayman Islands                                                          0.5%
                                                                      -----
TOTAL:                                                                100.0%

Country allocations are based on total investments (excluding short term investments) and may vary over time.

                 See accompanying Notes to Financial Statements


30 SEMIANNUAL REPORT Schedule of Investments

Global Growth and Income Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                             VALUE
   ---------                                                         -----------
CORPORATE BONDS (0.3%)
                   CONSUMER DISCRETIONARY (0.2%)
$    280,000 GBP   EMI Group, PLC
                   9.750%, 05/20/08                                  $   540,996
                                                                     -----------
                   CONSUMER STAPLES (0.1%)
     470,000       Smithfield Foods, Inc.
                   7.750%, 05/15/13                                      495,850
                                                                     -----------
                   TOTAL CORPORATE BONDS
                   (Cost $918,915)                                     1,036,846
                                                                     ===========

CONVERTIBLE BONDS (55.1%)
                   CONSUMER DISCRETIONARY (11.0%)
   1,000,000 EUR   Adidas-Salomon, AG
                   2.500%, 10/08/18                                    1,808,538
   1,260,050 AUD   APN News & Media, Ltd.
                   7.250%, 10/31/08                                    1,256,436
   2,700,000       Aristocrat Leisure, Ltd.
                   5.000%, 05/31/06                                    5,105,133
   2,800,000       Best Buy Company, Inc.@
                   2.250%, 01/15/22                                    3,076,500
   2,500,000       Carnival Corp.
                   0.000%, 10/24/21                                    2,087,500
   2,700,000       Deutsche Bank, LUX (USA Interactive)*++
                   3.893%, 05/01/12                                    3,223,125
   1,450,000       Goodyear Tire & Rubber Company*
                   4.500%, 06/15/34                                    2,098,875
   2,600,000 GBP   Hilton Group, PLC
                   3.375%, 10/02/10                                    5,824,314
                   Liberty Media Corp.(Time Warner)
     600,000       0.750%, 03/30/23                                      669,000
     500,000       0.750%, 03/30/23*                                     557,500
   1,600,000       Mahindra & Mahindra, Ltd.
                   0.000%, 05/08/09                                    1,831,091
 250,000,000 JPY   NGK SPARK PLUG Co., Ltd.
                   0.000%, 03/31/11                                    2,867,912
   4,800,000 EUR   Publicis Groupe+
                   0.750%, 07/17/08                                    1,772,399
 400,000,000 JPY   Suzuki Motor Corp.
                   0.000%, 03/31/10                                    4,184,228
   2,700,000       Walt Disney Company@
                   2.125%, 04/15/23                                    2,757,375
 300,000,000 JPY   Yamada Denki Company
                   0.000%, 09/28/07                                    5,854,832
                                                                     -----------
                                                                      44,974,758
                                                                     -----------
                   CONSUMER STAPLES (1.3%)
   5,500,000       Nestle Holdings, Inc.
                   0.000%, 06/11/08                                    5,542,224
                                                                     -----------
                   ENERGY (7.7%)
   1,600,000       Cal Dive International, Inc.*
                   3.250%, 12/15/25                                    2,022,000
   3,500,000 EUR   Fugro N.V.
                   2.375%, 04/27/10                                    5,026,740
   1,125,000 EUR   Mediobanca International, Ltd.(ENI SpA)
                   2.000%, 06/21/06                                    1,775,658
$  5,100,000       Nabors Industries, Inc.@
                   0.000%, 06/15/23                                  $ 5,820,375
   4,599,000 EUR   OMV, AG*
                   1.500%, 12/01/08                                    9,069,813
                   Repcon Luxembourg, SA (Repsol Ypf, SA)
   2,500,000       4.500%, 01/26/11                                    3,605,605
     700,000       4.500%, 01/26/11*@                                  1,009,569
   2,750,000       Schlumberger, NV (Schlumberger, Ltd.)
                   2.125%, 06/01/23                                    3,255,312
                                                                     -----------
                                                                      31,585,072
                                                                     -----------
                   FINANCIALS (5.7%)
   3,400,000 EUR   EFG Eurobank Ergasias
                   1.000%, 11/29/09                                    4,449,355
  43,000,000 HKD   Getsmart Finance. Ltd.(Sino Land)
                   1.625%, 11/30/09                                    6,060,860
     850,000       Host Marriott Corp.*
                   3.250%, 04/15/24                                      936,062
   1,400,000       Morgan Stanley (Anadarko, Diamond)
                   0.250%, 12/30/11                                    1,979,250
  11,000,000       QBE Funding Trust III*@
                   0.000%, 09/24/24                                    8,318,750
      72,300       Travelers Property Casualty Corp.
                   4.500%, 04/15/32                                    1,739,538
                                                                     -----------
                                                                      23,483,815
                                                                     -----------
                   HEALTH CARE (10.0%)
   4,500,000 EUR   Allami Privatizacios es Vagyonkezelo Rt
                   (Gedeon Richter Rt)
                   1.000%, 09/28/09                                    6,358,301
   4,500,000       Amgen, Inc.
                   0.000%, 03/01/32                                    3,583,125
   1,700,000       Celgene Corp.
                   1.750%, 06/01/08                                    3,895,125
   1,700,000       Cephalon, Inc.@
                   0.000%, 06/15/33                                    1,587,375
   1,500,000       Cytyc Corp.*
                   2.250%, 03/15/24                                    1,606,875
   1,700,000       Emdeon Corp.@
                   1.750%, 06/15/23                                    1,589,500
   3,900,000 EUR   Essilor International+
                   1.500%, 07/02/10                                    3,371,224
   2,250,000       Health Management Associates, Inc.
                   1.500%, 08/01/23                                    2,334,375
   3,400,000       Invitrogen Corp.@
                   1.500%, 02/15/24                                    3,106,750
   2,700,000       LifePoint Hospitals, Inc.*
                   3.250%, 08/15/25                                    2,716,875
   8,500,000       Roche Holdings, Inc.
                   0.000%, 07/25/21                                    6,341,718
   2,800,000       Teva Pharmaceutical Industries, Ltd.
                   0.500%, 02/01/24                                    2,807,000
   1,600,000       Wyeth++
                   3.320%, 01/15/24                                    1,658,784
                                                                     -----------
                                                                      40,957,027
                                                                     -----------

                See accompanying Notes to Schedule of Investments


                                    Schedule of Investments SEMIANNUAL REPORT 31

Global Growth and Income Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL
     AMOUNT                                                             VALUE
   ---------                                                        -----------
                   INDUSTRIALS (6.6%)
$  2,500,000 SGD   Arcadia Global (Keppel)
                   0.000%, 04/13/09                                 $  1,876,820
   1,100,000       Armor Holdings, Inc.
                   2.000%, 11/01/24                                    1,104,125
   3,700,000 EUR   BMW Finance, NV (Rolls Royce)
                   1.875%, 12/18/08                                    6,884,610
   1,930,000       FTI Consulting, Inc.*
                   3.750%, 07/15/12                                    2,050,625
   3,100,000 EUR   Kredit Wiederauf (Deutsche Post, AG)
                   0.875%, 01/08/07                                    3,884,411
   1,800,000       L-3 Communications Holdings*
                   3.000%, 08/01/35                                    1,849,500
   1,500,000       Lockheed Martin Corp.@+
                   3.540%, 08/15/33                                    1,572,960
   3,100,000       Roper Industries, Inc.
                   1.481%, 01/15/34                                    1,708,875
   4,200,000 EUR   Siemens, AG
                   1.375%, 06/04/10                                    5,997,704
                                                                    ------------
                                                                      26,929,630
                                                                    ------------
                   INFORMATION TECHNOLOGY (7.7%)
   1,600,000       ADC Telecommunications, Inc.
                   1.000%, 06/15/08                                    1,632,000
   1,700,000       Advanced Micro Devices, Inc.
                   4.750%, 02/01/22                                    1,935,875
   2,200,000       Delta Electronics, Inc.
                   0.000%, 07/30/08                                    2,784,195
   1,600,000       Electronics For Imaging, Inc.
                   1.500%, 06/01/23                                    1,652,000
   1,600,000       Flextronics International, Ltd.@
                   1.000%, 08/01/10                                    1,628,000
   4,100,000       Hon Hai Precision Industry Company, Ltd.
                   0.000%, 08/08/08                                    5,687,000
 150,000,000 JPY   Ibiden Company, Ltd
                   0.000%, 09/30/14                                    3,020,350
     520,000       Juniper Networks, Inc.*@
                   0.000%, 06/15/08                                      658,450
     750,000       LSI Logic Corp.
                   4.000%, 05/15/10                                      795,000
   2,200,000       Novell, Inc.@
                   0.500%, 07/15/24                                    1,977,250
   1,425,000       Powerwave Technologies, Inc.@
                   1.875%, 11/15/24                                    1,881,000
  14,000,000 EUR   Silicon-On-Insulator Technologies
                   0.322%, 12/20/09                                    2,380,008
   1,500,000       Sybase, Inc.*
                   1.750%, 02/22/25                                    1,625,625
 420,000,000 JPY   Toshiba Corp.
                   0.000%, 07/21/11                                    3,990,791
                                                                    ------------
                                                                      31,647,544
                                                                    ------------
                   MATERIALS (3.1%)
   4,000,000       Anglo American, PLC
                   3.375%, 04/17/07                                    5,303,560
$    700,000       Freeport-McMoRan Copper & Gold, Inc.
                   7.000%, 02/11/11                                 $  1,165,500
     935,000       Givaudan, SA
                   1.000%, 06/07/06                                    1,928,593
   4,200,000       Taiwan Cement
                   0.000%, 03/03/09                                    4,481,670
                                                                    ------------
                                                                      12,879,323
                                                                    ------------
                   TELECOMMUNICATION SERVICES (0.4%)
     825,000       Nextel Partners, Inc.
                   1.500%, 11/15/08                                    1,625,250
                                                                    ------------
                   UTILITIES (1.6%)
   3,100,000 GBP   Scottish and Southern Energy, PLC
                   3.750%, 10/29/09                                    6,527,633
                                                                    ------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $206,404,751)                               226,152,276
                                                                    ============

  NUMBER OF
    SHARES                                                               VALUE
  ---------                                                           ----------
CONVERTIBLE PREFERRED STOCKS (4.7%)
                   CONSUMER DISCRETIONARY (0.7%)
      83,300       Ford Motor Company Capital Trust II
                   6.500%                                              3,036,285
                                                                      ----------
                   ENERGY (0.9%)
      34,000       Valero Energy Corp.
                   2.000%                                              3,816,500
                                                                      ----------
                   FINANCIALS (1.8%)
   3,600,000       Fortis, NV (Assurant)*
                   7.750%                                              4,041,000
      38,500       Genworth Financial, Inc.
                   6.000%                                              1,382,150
      25,000       Hartford Financial Services Group, Inc.
                   6.000%                                              1,734,500
                                                                      ----------
                                                                       7,157,650
                                                                      ----------
                   INDUSTRIALS (1.3%)
   1,750,000 GBP   BAE Systems, PLC++
                   7.750%                                              5,243,410
                                                                      ----------
                   TOTAL CONVERTIBLE PREFERRED STOCKS
                   (Cost $15,125,747)                                 19,253,845
                                                                      ==========

COMMON STOCKS (34.9%)
                   CONSUMER DISCRETIONARY (6.1%)
      62,500       eBay, Inc.#@                                         2,575,000
     210,000 HKD   Esprit Holdings Limited                             1,568,209
      70,000 SEK   Hennes & Mauritz, AB                                2,502,619
      73,000 JPY   Honda Motor Company, Ltd.                           4,150,269
      98,500 GBP   Next, PLC                                           2,422,131
      95,000 EUR   Nokian Renkaat Oyj                                  2,250,867
      27,000 EUR   Publicis Groupe                                       858,540
      37,250       Starbucks Corp.#                                    1,866,225
     103,000 CHF   Swatch Group, AG                                    2,921,385
     183,000 JPY   Yamaha Motor Corp.                                  3,792,736
                                                                      ----------
                                                                      24,907,981
                                                                      ----------

                See accompanying Notes to Schedule of Investments


32 SEMIANNUAL REPORT Schedule of Investments

                                                   Global Growth and Income Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
                CONSUMER STAPLES (2.2%)
  159,000 JPY   KAO Corp.                                           $  3,931,491
    1,200 CHF   Lindt & Spruengli, AG                                  2,017,404
   87,000 JPY   Seven & I Holdings Co., Ltd.                           2,881,734
                                                                    ------------
                                                                       8,830,629
                                                                    ------------
                ENERGY (3.8%)
   21,000       Anadarko Petroleum Corp.                               2,010,750
   40,000       Forest Oil Corp.#@                                     2,084,000
   40,000       Noble Energy, Inc.                                     1,876,000
   50,000 EUR   OMV, AG                                                2,967,998
   34,000       PetroChina Company, Ltd.@                              2,834,580
  360,000 JPY   Teikoku Oil Company, Ltd.                              3,896,971
                                                                    ------------
                                                                      15,670,299
                                                                    ------------
                FINANCIALS (2.1%)
  240,000 EUR   Anglo Irish Bank Corp., PLC                            3,266,060
   20,000       Banco Itau Holding Financeira, SA                      2,373,200
   77,500       Washington Mutual, Inc.@                               3,039,550
                                                                    ------------
                                                                       8,678,810
                                                                    ------------
                HEALTH CARE (6.1%)
   65,000       Alcon, Inc.                                            8,312,200
   84,000 JPY   Astellas Pharma, Inc.                                  3,173,864
   45,000 SEK   Elekta, AB                                             2,059,912
   18,300 CHF   Straumann Holding, AG                                  4,903,077
   85,000 JPY   Takeda Chemical Industries                             5,088,918
   19,380       WellPoint, Inc.#                                       1,469,392
                                                                    ------------
                                                                      25,007,363
                                                                    ------------
                INDUSTRIALS (3.2%)
   24,000       Boeing Company                                         1,630,800
   65,000 JPY   FANUC, Ltd.                                            5,286,829
  140,000 EUR   Kingspan Group PLC                                     1,799,724
    7,000 CHF   Kuehne & Nagel International, AG                       1,733,271
   34,000       Raytheon Company                                       1,292,680
    3,600 CHF   Schindler Holding, Ltd.                                1,430,219
                                                                    ------------
                                                                      13,173,523
                                                                    ------------
                INFORMATION TECHNOLOGY (9.7%)
  100,000       Autodesk, Inc.                                         4,644,000
   55,000 JPY   Canon, Inc.                                            2,984,916
   22,000 JPY   HOYA Corp.                                               733,863
   66,000 JPY   HOYA Corp.#(P)                                         2,244,285
  110,000       Infosys Technologies, Ltd.@                            8,170,800
   85,000       LSI Logic Corp.#@                                        837,250
   98,266       Motorola, Inc.                                         2,170,696
   35,000 JPY   Nintendo Company, Ltd.                                 4,105,124
  490,000 EUR   Nokia Corp.                                            8,254,845
  135,000       Novell, Inc.#                                          1,005,750
   62,000       NVIDIA Corp.#                                          2,125,360
   80,000 JPY   Trend Micro, Inc.                                      2,553,157
                                                                    ------------
                                                                      39,830,046
                                                                    ------------
                MATERIALS (1.2%)
   7,700C HF    Givaudan, SA                                        $  4,940,877
                                                                    ------------
                TELECOMMUNICATION SERVICES (0.5%)
   50,000 CAD   TELUS Corp.                                            2,086,451
                                                                    ------------
                TOTAL COMMON STOCKS
                (Cost $112,404,649)                                  143,125,979
                                                                    ============

 PRINCIPAL
   AMOUNT                                                                VALUE
-----------                                                           ----------
SHORT-TERM INVESTMENT (4.5%)
$18,604,000   Citigroup, Inc.
              3.730%, 10/03/05
              (Cost $18,600,073)                                      18,600,073
                                                                      ==========

NUMBER OF
  SHARES                                                               VALUE
----------                                                         -------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES ON LOAN (10.0%)
41,175,859   Bank of New York Institutional Cash
             Reserve Fund current rate 3.861%
             (Cost $41,175,859)                                      41,175,859
                                                                   ============

TOTAL INVESTMENTS (109.5%)
   (Cost $394,629,994)                                              449,344,878
                                                                   ============
OTHER ASSETS, LESS LIABILITIES (0.5%)                                 2,145,020
                                                                   ------------
PAYABLE UPON RETURN OF SECURITIES LOANED (-10.0%)                   (41,175,859)
                                                                   ------------
NET ASSETS (100.0%)                                                $410,314,039
                                                                   ============

NOTES TO SCHEDULE OF INVESTMENTS

o    Security is considered illiquid and may be difficult to sell.

(P)  Security purchased on when issued basis.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At September 30, 2005, the market value of 144A securities that could not be exchanged to the registered form is $36,939,820 or 9.0% of net assets.

#    Non-income producing security.

@    Security, or portion of security, is on loan.

+ Security is purchased at a price that takes into account the value, if any, of accrued but unpaid interest.

(!!) Security has been priced at a fair value following procedures approved by the Board of Trustees, and at September 30, 2005 involved the use of estimates and assumptions as determined by management personnel without the utilization of an independent third party pricing service.

++ Variable rate security. The interest rate shown is the rate in effect at September 30, 2005.

                 See accompanying Notes to Financial Statements


                                    Schedule of Investments SEMIANNUAL REPORT 33

Global Growth and Income Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS

AUD   Australian Dollar
CAD   Canadian Dollar
CHF   Swiss Franc
EUR   European Monetary Unit
GBP   British Pound Sterling
HKD   Hong Kong Dollar
JPY   Japanese Yen
SEK   Swedish Krona
SGD   Singapore Dollar

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.

                               COUNTRY ALLOCATION

COUNTRY                % OF PORTFOLIO
-------                --------------
United States               28.5%
Japan                       16.6%
Switzerland                 10.3%
United Kingdom               8.4%
Australia                    3.8%
Taiwan                       3.3%
Austria                      3.1%
Germany                      3.0%
Finland                      2.7%
India                        2.6%
France                       2.2%
Hungary                      1.6%
Hong Kong                    1.6%
Ireland                      1.3%
Netherlands                  1.3%
Spain                        1.2%
Sweden                       1.2%
Greece                       1.2%
Belgium                      1.0%
Singapore                    0.9%
Netherlands Antilles         0.8%
China                        0.7%
Israel                       0.7%
Brazil                       0.6%
Canada                       0.5%
Italy                        0.5%
Bermuda                      0.4%
                           -----
TOTAL:                     100.0%
                           =====

Country allocations are based on total investments (excluding short term investments and security lending collateral) and may vary over time.

                 See accompanying Notes to Financial Statements


34 SEMIANNUAL REPORT Schedule of Investments

Growth and Income Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
CORPORATE BONDS (1.3%)
              CONSUMER DISCRETIONARY (0.1%)
$ 6,000,000   Hasbro, Inc.
              6.600%, 07/15/28                                      $  6,145,710
                                                                    ------------
              CONSUMER STAPLES (0.2%)
 11,030,000   Smithfield Foods, Inc.
              7.750%, 05/15/13                                        11,636,650
                                                                    ------------
              HEALTH CARE (0.5%)
 24,000,000   Tenet Healthcare Corp.*@
              9.250%, 02/01/15                                        24,360,000
                                                                    ------------
              INDUSTRIALS (0.5%)
 28,000,000   Hutchison Whampoa, Ltd.*@
              6.250%, 01/24/14                                        29,653,568
                                                                    ------------
              TOTAL CORPORATE BONDS
              (Cost $68,772,662)                                      71,795,928
                                                                    ------------
CONVERTIBLE BONDS (48.7%)
              CONSUMER DISCRETIONARY (8.3%)
 16,000,000   Aristocrat Leisure, Ltd.
              5.000%, 05/31/06                                        30,252,640
 20,000,000   Caesars Entertainment, Inc.
              3.599%, 04/15/24                                        24,179,000
              Carnival Corp.
 40,700,000   0.000%, 10/24/21                                        33,984,500
  6,275,000   2.000%, 04/15/21                                         8,220,250
 41,000,000   Deutsche Bank, LUX (USA Interactive)*@++
              3.893%, 05/01/12                                        48,943,750
 32,000,000   Goodyear Tire & Rubber Company*
              4.500%, 06/15/34                                        46,320,000
 1,590,000    Hilton Hotels Corp.@
              3.375%, 04/15/23                                         1,822,538
 13,400,000   Lamar Advertising Company@
              2.875%, 12/31/10                                        14,388,250
              Liberty Media Corp.(Time Warner)
 88,000,000   0.750%, 03/30/23@                                       98,120,000
 17,720,000   0.750%, 03/30/23*                                       19,757,800
 11,915,000   Lions Gate Entertainment Corp.*
              3.625%, 03/15/25                                        11,483,081
 50,000,000   Omnicom Group, Inc.@
              0.000%, 02/07/31                                        49,562,500
  9,930,000   Playboy Enterprises, Inc.*
              3.000%, 03/15/25                                        10,314,787
 21,300,000   Starwood Hotels & Resorts Worldwide, Inc.@
              3.500%, 05/16/23                                        25,160,625
 34,800,000   Walt Disney Company@
              2.125%, 04/15/23                                        35,539,500
                                                                    ------------
                                                                     458,049,221
                                                                    ------------
              CONSUMER STAPLES (0.4%)
  9,750,000   Church & Dwight Company, Inc.*
              5.250%, 08/15/33                                        13,016,250
  6,200,000   Whole Foods Market, Inc.@
              0.000%, 03/02/18                                         8,897,000
                                                                    ------------
                                                                      21,913,250
                                                                    ------------
              ENERGY (7.1%)
$24,235,000   Cal Dive International, Inc.*
              3.250%, 12/15/25                                      $ 30,626,981
  1,800,000   Diamond Offshore Drilling, Inc.@
              1.500%, 04/15/31                                         2,376,000
              Grey Wolf, Inc.
 20,660,000   3.750%, 05/07/23                                        28,743,225
  8,000,000   4.004%, 04/01/24++                                      11,791,200
 75,500,000   Halliburton Company, Inc.@
              3.125%, 07/15/23                                       142,223,125
              Massey Energy Company@
 20,000,000   2.250%, 04/01/24                                        32,775,000
 13,000,000   2.250%, 04/01/24*                                       21,303,750
 50,000,000   Nabors Industries, Inc.@
              0.000%, 06/15/23                                        57,062,500
              Schlumberger, NV (Schlumberger, Ltd.)@
 30,000,000   2.125%, 06/01/23                                        35,512,500
    200,000   1.500%, 06/01/23                                           247,500
 17,875,000   Veritas DGC, Inc.
              3.120%, 03/15/24                                        29,300,700
                                                                    ------------
                                                                     391,962,481
                                                                    ------------
              FINANCIALS (6.2%)
 43,915,000   Bank of America Corp.(NASDAQ 100)
              0.250%, 01/26/10                                        44,683,512
 22,350,000   BlackRock, Inc.*
              2.625%, 02/15/35                                        22,964,625
  1,000,000   Franklin Resources, Inc.
              0.000%, 05/11/31                                           791,250
              HCC Insurance Holdings, Inc.
 12,000,000   1.300%, 04/01/23                                        15,330,000
 10,000,000   2.000%, 09/01/21                                        13,562,500
 60,000,000   Host Marriott Corp.*@
              3.250%, 04/15/24                                        66,075,000
 20,000,000   Markel Corp.
              0.000%, 06/05/31                                         7,875,000
 47,000,000   Merrill Lynch & Company, Inc.@
              0.000%, 03/13/32                                        47,998,750
 21,000,000   Morgan Stanley (Anadarko, Diamond)
              0.250%, 12/30/11                                        29,688,750
              Providian Financial Corp.
 10,000,000   2.750%, 03/15/16                                        12,512,500
  8,045,000   4.000%, 05/15/08                                        10,931,144
 10,900,000   Select Insurance Group
              1.615%, 09/24/32                                         7,016,875
  5,815,000   Silicon Valley Bancshares*
              0.000%, 06/15/08                                         8,431,750
  2,180,000   Travelers Property Casualty Corp.
              4.500%, 04/15/32                                        52,450,800
                                                                    ------------
                                                                     340,312,456
                                                                    ------------

                See accompanying Notes to Schedule of Investments


                                    Schedule of Investments SEMIANNUAL REPORT 35

Growth and Income Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
                  HEALTH CARE (9.9%)
$67,000,000       Amgen, Inc.@
                  0.000%, 03/01/32                                  $ 53,348,750
 26,300,000       Cephalon, Inc.@
                  0.000%, 06/15/33                                    24,557,625
    600,000       Community Health Systems, Inc.
                  4.250%, 10/15/08                                       700,500
 10,500,000       Conmed Corp.@
                  2.500%, 11/15/24                                     9,935,625
                  Cytyc Corp.
 18,808,000       2.250%, 03/15/24@*                                  20,148,070
  9,692,000       2.250%, 03/15/24                                    10,382,555
 40,000,000       Emdeon Corp.@
                  1.750%, 06/15/23                                    37,400,000
 24,000,000       Genesis Healthcare Corp.*@
                  2.500%, 03/15/25                                    23,580,000
  1,350,000       Genzyme Corp.@
                  1.250%, 12/01/23                                     1,554,188
 22,850,000       Greatbatch, Inc.
                  2.250%, 06/15/13                                    21,564,688
 49,500,000       Health Management Associates, Inc.@
                  1.500%, 08/01/23                                    51,356,250
 22,950,000       Henry Schein,Inc.
                  3.000%, 08/15/34                                    25,761,375
 53,850,000       Invitrogen Corp.@
                  1.500%, 02/15/24                                    49,205,437
 48,800,000       Medtronic, Inc.@
                  1.250%, 09/15/21                                    48,983,000
                  SFBC International, Inc.
 19,263,000       2.250%, 08/15/24*                                   23,741,647
  8,585,000       2.250%, 08/15/24@                                   10,581,013
                  Teva Pharmaceutical Industries, Ltd.@
 34,000,000       0.250%, 02/01/24                                    35,232,500
 20,500,000       0.500%, 02/01/24                                    20,551,250
 45,000,000       Thoratec Corp.
                  1.380%, 05/16/34                                    28,350,000
  2,700,000       Universal Health Services, Inc.
                  0.426%, 06/23/20                                     1,579,500
 27,000,000       Valeant Pharmaceuticals International
                  4.000%, 11/15/13                                    24,603,750
 26,100,000       Wyeth@++
                  3.320%, 01/15/24                                    27,058,914
                                                                    ------------
                                                                     550,176,637
                                                                    ------------
                  INDUSTRIALS (4.3%)
 18,750,000       Armor Holdings, Inc.
                  2.000%, 11/01/24                                    18,820,312
 29,900,000       CSX Corp.@
                  0.000%, 10/30/21                                    27,395,875
 27,700,000       FTI Consulting, Inc.*@
                  3.750%, 07/15/12                                    29,431,250
 50,000,000       L-3 Communications Holdings*
                  3.000%, 08/01/35                                    51,375,000
 48,550,000       Lockheed Martin Corp.@++
                  3.540%, 08/15/33                                    50,911,472
$49,000,000       Roper Industries, Inc.@
                  1.481%, 01/15/34                                  $ 27,011,250
 19,500,000 EUR   Siemens, AG
                  1.375%, 06/04/10                                    27,846,482
  3,970,000       United Industrial Corp.*@
                  3.750%, 09/15/24                                     4,540,688
                                                                    ------------
                                                                     237,332,329
                                                                    ------------
                  INFORMATION TECHNOLOGY (8.2%)
 26,000,000       ADC Telecommunications, Inc.@
                  1.000%, 06/15/08                                    26,520,000
 35,000,000       Advanced Micro Devices, Inc.@++
                  4.750%, 02/01/22                                    39,856,250
                  BearingPoint, Inc.@*
 18,000,000       2.500%, 12/15/24                                    16,492,500
  5,000,000       2.750%, 12/15/24                                     4,643,750
 26,000,000       CommScope, Inc.@
                  1.000%, 03/15/24                                    25,382,500
 15,000,000       CSG Systems International, Inc.*
                  2.500%, 06/15/24                                    15,243,750
                  Digital River, Inc.
 17,350,000       1.250%, 01/01/24*                                   18,087,375
 10,000,000       1.250%, 01/01/24@                                   10,425,000
 21,500,000       DST Systems, Inc.
                  4.125%, 08/15/23                                    27,116,875
 25,000,000       Electronics For Imaging, Inc.@
                  1.500%, 06/01/23                                    25,812,500
                  Euronet Worldwide, Inc.*
 27,000,000       1.625%, 12/15/24                                    28,518,750
  9,925,000       3.500%, 10/15/25                                    10,098,687
    500,000       Fair Isaac Corp.@
                  1.500%, 08/15/23                                       557,500
 10,373,000       Harris Corp.
                  3.500%, 08/15/22                                    19,501,240
 16,500,000       Juniper Networks, Inc.*@
                  0.000%, 06/15/08                                    20,893,125
 12,000,000       LSI Logic Corp.@
                  4.000%, 05/15/10                                    12,720,000
  7,450,000       M-Systems Flash Disk Pioneers, Ltd.*@
                  1.000%, 03/15/35                                     8,642,000
 30,000,000       Novell, Inc.@
                  0.500%, 07/15/24                                    26,962,500
 24,000,000       Openwave Systems, Inc.@
                  2.750%, 09/09/08                                    27,570,000
                  Powerwave Technologies, Inc.
 17,500,000       1.875%, 11/15/24@                                   23,100,000
  4,493,000       1.250%, 07/15/08                                     5,947,609
 54,500,000       Sybase, Inc.*
                  1.750%, 02/22/25                                    59,064,375
                                                                    ------------
                                                                     453,156,286
                                                                    ------------
                  MATERIALS (1.9%)
 40,250,000       Anglo American, PLC
                  3.375%, 04/17/07                                    53,367,075
 10,050,000       Century Aluminum Company*
                  1.750%, 08/01/24                                     9,660,562

                See accompanying Notes to Schedule of Investments


36 SEMIANNUAL REPORT Schedule of Investments

                                                          Growth and Income Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                              VALUE
-----------                                                       --------------
$15,000,000       Freeport-McMoRan Copper & Gold, Inc.@
                  7.000%, 02/11/11                                $   24,975,000
 15,000,000       Inco, Ltd.@
                  0.000%, 03/29/21                                    18,937,500
                                                                  --------------
                                                                     106,940,137
                                                                  --------------
                  TELECOMMUNICATION SERVICES (1.9%)
 19,450,000       Nextel Partners, Inc.
                  1.500%, 11/15/08                                    38,316,500
 63,500,000       NII Holdings, Inc.*@
                  2.750%, 08/15/25                                    68,262,500
                                                                  --------------
                                                                     106,579,000
                                                                  --------------
                  UTILITIES (0.5%)
 12,000,000 GBP   Scottish and Southern Energy, PLC
                  3.750%, 10/29/09                                    25,268,257
                                                                  --------------
                  TOTAL CONVERTIBLE BONDS
                  (Cost $2,482,206,665)                            2,691,690,054
                                                                  ==============

NUMBER OF
  SHARES                                                                VALUE
---------                                                            -----------
CONVERTIBLE PREFERRED STOCKS (11.9%)

            CONSUMER DISCRETIONARY (1.6%)
2,475,000   Ford Motor Company Capital Trust II
            6.500%                                                    90,213,750
                                                                     -----------
            ENERGY (4.7%)
  280,000   Amerada Hess Corp.
            7.000%                                                    32,788,000
  200,000   Chesapeake Energy Corp.*
            5.000%                                                    32,900,000
1,750,000   Valero Energy Corp.
            2.000%                                                   196,437,500
                                                                     -----------
                                                                     262,125,500
                                                                     -----------
            FINANCIALS (4.1%)
   22,360   Fortis, NV (Assurant)*
            7.750%                                                    25,099,100
  760,000   Genworth Financial, Inc.
            6.000%                                                    27,284,000
            Hartford Financial Services Group, Inc.
  375,000   6.000%                                                    26,017,500
  300,000   7.000%                                                    21,045,000
  676,000   IndyMac Bancorp, Inc.
            6.000%                                                    43,602,000
  975,000   Metlife, Inc.
            6.375%                                                    27,368,250
  490,750   Morgan Stanley (Nuveen Investments)
            5.875%                                                    18,486,553
  666,000   Washington Mutual, Inc.
            5.375%                                                    34,798,500
                                                                     -----------
                                                                     223,700,903
                                                                     -----------
            HEALTH CARE (0.4%)
  420,000   Baxter International, Inc.
            7.000%                                                    23,940,000
                                                                     -----------

 NUMBER OF
   SHARES                                                               VALUE
-----------                                                         ------------
                  INDUSTRIALS (0.5%)
  9,000,000 GBP   BAE Systems, PLC
                  7.750%                                            $ 26,966,110
                                                                    ------------
                  INFORMATION TECHNOLOGY (0.6%)
     31,000       Lucent Technologies, Inc.
                  7.750%                                              31,348,750
                                                                    ------------
                  TOTAL CONVERTIBLE PREFERRED STOCKS
                  (Cost $472,206,274)                                658,295,013
                                                                    ============
COMMON STOCKS (34.8%)

                  CONSUMER DISCRETIONARY (6.6%)
    860,000       EchoStar Communications Corp.                       25,430,200
  2,060,000       H&R Block, Inc.@                                    49,398,800
  1,300,000       Home Depot, Inc.@                                   49,582,000
    900,000       Office Depot, Inc.#@                                26,730,000
    550,000       Reebok International, Ltd.@                         31,113,500
    887,500       Starbucks Corp.#@                                   44,463,750
    700,000       Tiffany & Co.                                       27,839,000
  2,600,000       Walt Disney Company                                 62,738,000
  1,030,000       YUM! Brands, Inc.                                   49,862,300
                                                                    ------------
                                                                     367,157,550
                                                                    ------------
                  CONSUMER STAPLES (0.5%)
  2,400,000       Del Monte Foods Company#                            25,752,000
                                                                     -----------
                  ENERGY (3.8%)
    345,000       Anadarko Petroleum Corp.@                           33,033,750
    700,000       Forest Oil Corp.#@                                  36,470,000
    410,000       Nabors Industries, Ltd.#@                           29,450,300
  1,400,000       Noble Energy, Inc.                                  65,660,000
    982,221       XTO Energy, Inc.                                    44,514,256
                                                                    ------------
                                                                     209,128,306
                                                                    ------------
                  FINANCIALS (4.1%)
    430,000       Allstate Corp.                                      23,774,700
    145,000       BlackRock, Inc.@                                    12,849,900
    450,000       Goldman Sachs Group, Inc.                           54,711,000
    225,000       Legg Mason, Inc.@                                   24,680,250
    693,840       Prudential Financial, Inc.                          46,875,830
  1,600,000       Washington Mutual, Inc.@                            62,752,000
                                                                    ------------
                                                                     225,643,680
                                                                    ------------
                  HEALTH CARE (5.8%)
    250,000       Alcon, Inc.@                                        31,970,000
    550,000       Gilead Sciences, Inc.#                              26,818,000
  1,400,000       HCA, Inc.@                                          67,088,000
  1,700,000       King Pharmaceuticals, Inc.#                         26,146,000
  2,320,000       UnitedHealth Group, Inc.@                          130,384,000
    524,400       WellPoint, Inc.#@                                   39,760,008
                                                                    ------------
                                                                     322,166,008
                                                                    ------------

                See accompanying Notes to Schedule of Investments


                                    Schedule of Investments SEMIANNUAL REPORT 37

Growth and Income Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

  NUMBER OF
    SHARES                                                             VALUE
-------------                                                     --------------
                INDUSTRIALS (3.5%)
  835,000       Boeing Company                                    $   56,738,250
1,500,000       Burlington Northern Santa Fe Corp.                    89,700,000
  177,000       L-3 Communications Holdings@                          13,995,390
  850,000       Raytheon Company                                      32,317,000
                                                                  --------------
                                                                     192,750,640
                                                                  --------------
                INFORMATION TECHNOLOGY (10.0%)
2,560,000       Autodesk, Inc.@                                      118,886,400
1,000,000       Fair Isaac Corp.@                                     44,800,000
1,350,000       Infosys Technologies, Ltd.@                          100,278,000
1,400,000       Juniper Networks, Inc.#@                              33,306,000
1,450,000       LSI Logic Corp.#@                                     14,282,500
2,276,000       Microsoft Corp.@                                      58,561,480
1,517,355       Motorola, Inc.                                        33,518,372
4,500,000 EUR   Nokia Corp.                                           75,809,800
2,000,000       Novell, Inc.#                                         14,900,000
1,700,000       NVIDIA Corp.#@                                        58,276,000
                                                                  --------------
                                                                     552,618,552
                                                                  --------------
                MATERIALS (0.5%)
  385,000       Martin Marietta Materials, Inc.@                      30,207,100
                                                                  --------------
                TOTAL COMMON STOCKS
                (Cost $1,502,916,535)                              1,925,423,836
                                                                  ==============

  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                         -----------
SHORT-TERM INVESTMENTS (3.3%)
$ 78,645,000   Citigroup, Inc.
               3.730%, 10/03/05                                       78,628,397
 100,000,000   UBS Finance, Inc.
               3.800%, 10/03/05                                       99,978,889
                                                                     -----------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $178,607,286)                                   178,607,286
                                                                     ===========

  NUMBER OF
   SHARES                                                              VALUE
------------                                                      --------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES ON LOAN (12.5%)
 693,063,438   Bank of New York Institutional Cash
               Reserve Fund current rate 3.861%
               (Cost $693,063,438)                                   693,063,438
                                                                  --------------
TOTAL INVESTMENTS (112.5%)
   (Cost $5,397,772,860)                                           6,218,875,555
                                                                  ==============
PAYABLE UPON RETURN OF SECURITIES LOANED (-12.5%)                   (693,063,438)
OTHER ASSETS, LESS LIABILITIES (--%)                                   1,015,538
                                                                  --------------
NET ASSETS (100.0%)                                               $5,526,827,655
                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS

o    Security is considered illiquid and may be difficult to sell.

@    Security, or portion of security, is on loan.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At September 30, 2005, the market value of 144A securities that could not be exchanged to the registered form is $429,397,105 or 7.8% of net assets.

++ Variable rate security. The interest rate shown is the rate in effect at September 30, 2005.

#    Non-income producing security.

(!!) Security has been priced at a fair value following procedures approved by the Board of Trustees, and at September 30, 2005 involved the use of estimates and assumptions as determined by management personnel without the utilization of an independent third party pricing service.

FOREIGN CURRENCY ABBREVIATIONS

EUR  European Monetary Unit

GBP  British Pound Sterling

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.

                 See accompanying Notes to Financial Statements


38 SEMIANNUAL REPORT Schedule of Investments

High Yield Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

   PRINCIPAL
    AMOUNT                                                              VALUE
--------------                                                       -----------
CORPORATE BONDS (54.6%)
                 CONSUMER DISCRETIONARY (16.0%)
$  561,000       Aztar Corp.@
                 7.875%, 06/15/14                                    $   589,050
   935,000       CanWest Media, Inc.@
                 7.625%, 04/15/13                                      1,022,656
   303,000       DIRECTV Financing Company, Inc.
                 8.375%, 03/15/13                                        332,164
 1,403,000 GBP   EMI Group, PLC
                 9.750%, 05/20/08                                      2,710,777
                 Ford Motor Company
 2,151,000       7.875%, 06/15/10                                      2,095,171
 1,403,000       7.450%, 07/16/31@                                     1,101,355
                 General Motors Corp.@
   561,000       8.250%, 07/15/23                                        438,983
   187,000       7.125%, 07/15/13                                        160,353
                 Goodyear Tire & Rubber Company@
 1,403,000       7.857%, 08/15/11                                      1,364,417
 1,403,000       7.000%, 03/15/28                                      1,143,445
   468,000       Houghton Mifflin Company@
                 9.875%, 02/01/13                                        498,420
   818,000       Hovnanian Enterprises, Inc.@
                 7.750%, 05/15/13                                        837,427
   935,000       IMAX Corp.
                 9.625%, 12/01/10                                      1,005,125
   935,000       Intrawest Corp.
                 7.500%, 10/15/13                                        961,881
   599,000       Isle of Capri Casinos, Inc.@
                 9.000%, 03/15/12                                        637,935
 1,450,000       Jarden Corp.
                 9.750%, 05/01/12                                      1,551,500
 1,684,000       La Quinta, Corp.
                 8.875%, 03/15/11                                      1,810,300
 1,403,000       Landry's Restaurants, Inc.@
                 7.500%, 12/15/14                                      1,339,865
   935,000       Mandalay Resort Group@
                 7.625%, 07/15/13                                        977,075
 1,871,000       NCL Holding, ASA*
                 10.625%, 07/15/14                                     1,983,260
 2,338,000       Oxford Industries, Inc.
                 8.875%, 06/01/11                                      2,443,210
   234,000       Phillips-Van Heusen Corp.
                 8.125%, 05/01/13                                        246,870
 1,403,000       Pinnacle Entertainment, Inc.@
                 8.750%, 10/01/13                                      1,452,105
   140,000       RH Donnelley Financial Corp.*
                 10.875%, 12/15/12                                       157,850
   935,000 CAD   Rogers Cable, Inc.
                 7.250%, 12/15/11                                        845,063
   935,000 CAD   Rogers Wireless, Inc.
                 7.625%, 12/15/11                                        862,613
   281,000       Russell Corp.
                 9.250%, 05/01/10                                        285,215
 1,122,000       Vail Resorts, Inc.
                 6.750%, 02/15/14                                      1,124,805
$  935,000 GBP   Warner Music Group
                 8.125%, 04/15/14                                    $ 1,708,054
                 WCI Communities, Inc.
 1,871,000       6.625%, 03/15/15@                                     1,702,610
   842,000       7.875%, 10/01/13                                        835,685
                                                                     -----------
                                                                      34,225,239
                                                                     -----------
                 CONSUMER STAPLES (6.7%)
 1,871,000       Central Garden & Pet Company
                 9.125%, 02/01/13                                      2,011,325
 1,029,000       Chattem, Inc.@
                 7.000%, 03/01/14                                      1,049,580
                 Dole Food Company, Inc.
   935,000       7.250%, 06/15/10                                        935,000
   467,000       8.875%, 03/15/11                                        486,848
 2,338,000       Jean Coutu Group, Inc.@
                 8.500%, 08/01/14                                      2,338,000
   655,000       NBTY, Inc.*
                 7.125%, 10/01/15                                        645,175
   842,000       Playtex Products, Inc.
                 8.000%, 03/01/11                                        886,205
   935,000       Revlon, Inc.@
                 9.500%, 04/01/11                                        885,912
 2,338,000       Smithfield Foods, Inc.
                 7.750%, 05/15/13                                      2,466,590
                 Spectrum Brands, Inc.@
 1,730,000       8.500%, 10/01/13                                      1,678,100
   468,000       7.375%, 02/01/15                                        423,540
   516,000       WH Intermediate Holdings, Ltd.
                 9.500%, 04/01/11                                        558,570
                                                                     -----------
                                                                      14,364,845
                                                                     -----------
                 ENERGY (7.7%)
   935,000       Arch Western Finance, LLC
                 6.750%, 07/01/13                                        958,375
   935,000       Chesapeake Energy Corp.
                 6.875%, 01/15/16                                        963,050
 1,403,000       Comstock Resources, Inc.
                 6.875%, 03/01/12                                      1,420,538
 1,403,000       Giant Industries, Inc.
                 8.000%, 05/15/14                                      1,473,150
 1,684,000       KCS Energy, Inc.
                 7.125%, 04/01/12                                      1,734,520
 1,208,000       Paramount Resources Ltd.
                 8.500%, 01/31/13                                      1,244,240
 2,525,000       Petroleo Brasileiro, SA@
                 8.375%, 12/10/18                                      2,834,312
   935,000       Range Resources Corp.
                 7.375%, 07/15/13                                        995,775
 1,403,000       Stone Energy Corp.@
                 6.750%, 12/15/14                                      1,385,463
 1,403,000       Swift Energy Company
                 9.375%, 05/01/12                                      1,522,255
 1,871,000       Williams Companies, Inc.@
                 7.750%, 06/15/31                                      2,034,712
                                                                     -----------
                                                                      16,566,390
                                                                     -----------

                See accompanying Notes to Schedule of Investments


                                    Schedule of Investments SEMIANNUAL REPORT 39

High Yield Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
             FINANCIALS (3.6%)
$1,020,000   E*TRADE FINANCIAL Corp.*
             7.375%, 09/15/13                                       $  1,035,300
   935,000   Host Marriott Corp.@
             7.125%, 11/01/13                                            959,544
 2,338,000   Leucadia National Corp.
             7.000%, 08/15/13                                          2,361,380
   281,000   Omega Healthcare Investors, Inc.
             7.000%, 04/01/14                                            285,215
   926,000   Refco Group Ltd.@
             9.000%, 08/01/12                                          1,011,655
 1,871,000   Senior Housing Properties Trust
             7.875%, 04/15/15                                          2,001,970
                                                                    ------------
                                                                       7,655,064
                                                                    ------------
             HEALTH CARE (4.2%)
 1,590,000   Ameripath, Inc.@
             10.500%, 04/01/13                                         1,661,550
 1,179,000   Bausch & Lomb, Inc.
             7.125%, 08/01/28                                          1,273,996
   935,000   Beverly Enterprises, Inc.
             7.875%, 06/15/14                                          1,040,187
   935,000   Bio-Rad Laboratories, Inc.
             7.500%, 08/15/13                                            993,438
   842,000   Quintiles Transnational Corp.
             10.000%, 10/01/13                                           951,460
 1,590,000   Tenet Healthcare Corp.*
             9.250%, 02/01/15                                          1,613,850
 1,403,000   Vanguard Health Systems, Inc.
             9.000%, 10/01/14                                          1,501,210
                                                                    ------------
                                                                       9,035,691
                                                                    ------------
             INDUSTRIALS (7.9%)
   514,000   Accuride Corp.
             8.500%, 02/01/15                                            506,290
   935,000   AMR Corp.
             7.250%, 02/05/09                                            878,900
 1,403,000   Armor Holdings, Inc.@
             8.250%, 08/15/13                                          1,518,747
 2,806,000   CNH Global, NV
             9.250%, 08/01/11                                          2,981,375
 1,871,000   Columbus McKinnon Corp.*
             8.875%, 11/01/13                                          1,899,065
   935,000   Gardner Denver, Inc.*
             8.000%, 05/01/13                                            978,244
   748,000   General Cable Corp.
             9.500%, 11/15/10                                            791,010
   468,000   Greenbrier Companies, Inc.
             8.375%, 05/15/15                                            489,060
   935,000   JLG Industries, Inc.
             8.250%, 05/01/08                                            991,100
 1,871,000   Mobile Mini, Inc.
             9.500%, 07/01/13                                          2,076,810
   561,000   Monitronics International, Inc.@
             11.750%, 09/01/10                                           569,415
$2,338,000   Terex Corp.
             7.375%, 01/15/14                                       $  2,373,070
   935,000   Wesco Distribution Inc.*@
             7.500%, 10/15/17                                            937,338
                                                                    ------------
                                                                      16,990,424
                                                                    ------------
             INFORMATION TECHNOLOGY (3.6%)
 1,871,000   Advanced Micro Devices, Inc.
             7.750%, 11/01/12                                          1,927,130
 1,871,000   Celestica, Inc.
             7.625%, 07/01/13                                          1,875,677
 1,403,000   Freescale Semiconductor, Inc.@
             7.125%, 07/15/14                                          1,501,210
   935,000   SunGard Data Systems Inc.*@
             9.125%, 08/15/13                                            973,569
 1,590,000   Telcordia Technologies*
             10.000%, 03/15/13                                         1,510,500
                                                                    ------------
                                                                       7,788,086
                                                                    ------------
             MATERIALS (3.7%)
   795,000   Aleris International, Inc.
             10.375%, 10/15/10                                           880,463
 2,806,000   Equistar Chemicals, LP
             10.625%, 05/01/11                                         3,072,570
 1,403,000   Neenah Paper, Inc.
             7.375%, 11/15/14                                          1,357,402
 1,871,000   U.S. Concrete, Inc.@
             8.375%, 04/01/14                                          1,889,710
             Union Carbide Corp.
   468,000   7.875%, 04/01/23                                            515,317
   234,000   7.500%, 06/01/25@                                           250,934
                                                                    ------------
                                                                       7,966,396
                                                                    ------------
             TELECOMMUNICATION SERVICES (1.2%)
   889,000   IPCS Escrow Company
             11.500%, 05/01/12                                         1,031,240
 1,403,000   Syniverse Technologies, Inc.*
             7.750%, 08/15/13                                          1,420,537
                                                                    ------------
                                                                       2,451,777
                                                                    ------------
             TOTAL CORPORATE BONDS
             (Cost $113,695,094)                                     117,043,912
                                                                    ============

CONVERTIBLE BONDS (19.2%)

             CONSUMER DISCRETIONARY (0.5%)
 1,000,000   Lamar Advertising Company@
             2.875%, 12/31/10                                          1,073,750
                                                                    ------------
             CONSUMER STAPLES (0.9%)
 1,500,000   Church & Dwight Company, Inc.@
             5.250%, 08/15/33                                          2,002,500
                                                                    ------------
             ENERGY (1.8%)
 3,000,000   Cal Dive International, Inc.*
             3.250%, 12/15/25                                          3,791,250
                                                                    ------------
             HEALTH CARE (4.5%)
 2,200,000   Emdeon Corp.*
             3.125%, 09/01/25                                          2,142,250

                See accompanying Notes to Schedule of Investments


40 SEMIANNUAL REPORT Schedule of Investments

                                                                 High Yield Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                VALUE
---------                                                           ------------
$2,450,000       Invitrogen Corp.@
                 1.500%, 02/15/24                                    $ 2,238,688
 2,000,000       LifePoint Hospitals, Inc.*@
                 3.250%, 08/15/25                                      2,012,500
 3,500,000       Valeant Pharmaceuticals International@
                 4.000%, 11/15/13                                      3,189,375
                                                                     -----------
                                                                       9,582,813
                                                                     -----------
                 INDUSTRIALS (5.5%)
 2,000,000       GATX Corp.
                 7.500%, 02/01/07                                      2,500,000
 2,100,000       L-3 Communications Holdings*
                 3.000%, 08/01/35                                      2,157,750
 2,000,000       Lockheed Martin Corp. @+
                 3.540%, 08/15/33                                      2,097,280
 2,000,000       Quanta Services,Inc.
                 4.500%, 10/01/23                                      2,592,500
 4,200,000       Roper Industries,Inc.@
                 1.481%, 01/15/34                                      2,315,250
                                                                     -----------
                                                                      11,662,780
                                                                     -----------
                 INFORMATION TECHNOLOGY (5.5%)
 1,900,000       ADC Telecomunications +
                 3.996%, 06/15/13                                      2,009,250
 1,000,000       Advanced Micro Devices,Inc.+
                 4.750%, 02/01/22                                      1,138,750
 3,000,000       CSG Systems International,Inc.@
                 2.500%, 06/15/24                                      3,048,750
 1,800,000       DST Systems,Inc.
                 4.125%, 08/15/23                                      2,270,250
 1,200,000       Liberty Media Corp.
                 3.500%, 01/15/31                                      1,195,500
 2,000,000       LSI Logic Corp.@
                 4.000%, 05/15/10                                      2,120,000
                                                                     -----------
                                                                      11,782,500
                                                                     -----------

                 UTILITIES (0.5%)
   550,000 GBP   Scottish and Southern Energy, PLC
                 3.750%, 10/29/09                                      1,158,128
                                                                     -----------
                 TOTAL CONVERTIBLE BONDS
                 (Cost $39,042,751)                                   41,053,721
                                                                     ===========

SYNTHETIC CONVERTIBLE SECURITIES (4.5%)
CORPORATE BONDS (3.8%)
                 CONSUMER DISCRETIONARY (1.1%)
    39,000       Aztar Corp.@
                 7.875%, 06/15/14                                         40,950
    65,000       CanWest Media, Inc.@
                 7.625%, 04/15/13                                         71,094
    21,000       DIRECTV Financing Company,Inc.
                 8.375%, 03/15/13                                         23,021
    97,000 GBP   EMI Group, PLC
                 9.750%, 05/20/08                                        187,416
                 Ford Motor Company
   149,000       7.875%, 06/15/10                                        145,133
    97,000       7.450%, 07/16/31@                                        76,145
                 General Motors Corp.@
$   39,000       8.250%, 07/15/23                                    $    30,517
    13,000       7.125%, 07/15/13                                         11,147
                 Goodyear Tire & Rubber Company@
    97,000       7.857%, 08/15/11                                         94,332
    97,000       7.000%, 03/15/28                                         79,055
    32,000       Houghton Mifflin Company@
                 9.875%, 02/01/13                                         34,080
    57,000       Hovnanian Enterprises, Inc.@
                 7.750%, 05/15/13                                         58,354
    65,000       IMAX Corp.
                 9.625%, 12/01/10                                         69,875
    65,000       Intrawest Corp.
                 7.500%, 10/15/13                                         66,869
    41,000       Isle of Capri Casinos,Inc.@
                 9.000%, 03/15/12                                         43,665
   100,000       Jarden Corp.
                 9.750%, 05/01/12                                        107,000
   116,000       La Quinta, Corp.
                 8.875%, 03/15/11                                        124,700
    97,000       Landry's Restaurants, Inc.@
                 7.500%, 12/15/14                                         92,635
    65,000       Mandalay Resort Group@
                 7.625%, 07/15/13                                         67,925
   129,000       NCL Holding, ASA*
                 10.625%, 07/15/14                                       136,740
   162,000       Oxford Industries, Inc.
                 8.875%, 06/01/11                                        169,290
    16,000       Phillips-Van Heusen Corp.
                 8.125%, 05/01/13                                         16,880
    97,000       Pinnacle Entertainment, Inc.@
                 8.750%, 10/01/13                                        100,395
    10,000       RH Donnelley Financial Corp.*
                 10.875%, 12/15/12                                        11,275
    65,000 CAD   Rogers Cable, Inc.
                 7.250%, 12/15/11                                         58,748
    65,000 CAD   Rogers Wireless, Inc.
                 7.625%, 12/15/11                                         59,968
    19,000       Russell Corp.
                 9.250%, 05/01/10                                         19,285
    78,000       Vail Resorts, Inc.
                 6.750%, 02/15/14                                         78,195
    65,000 GBP   Warner Music Group
                 8.125%, 04/15/14                                        118,742
                 WCI Communities, Inc.
   129,000       6.625%, 03/15/15@                                       117,390
    58,000       7.875%, 10/01/13                                         57,565
                                                                     -----------
                                                                       2,368,386
                                                                     -----------
                 CONSUMER STAPLES (0.5%)
   129,000       Central Garden & Pet Company
                 9.125%, 02/01/13                                        138,675
    71,000       Chattem,Inc.@
                 7.000%, 03/01/14                                         72,420

                See accompanying Notes to Schedule of Investments


                                    Schedule of Investments SEMIANNUAL REPORT 41

High Yield Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                 VALUE
---------                                                             ----------
            Dole Food Company, Inc.
$ 65,000    7.250%, 06/15/10                                          $   65,000
  32,000    8.875%, 03/15/11                                              33,360
 162,000    Jean Coutu Group, Inc.@
            8.500%, 08/01/14                                             162,000
  45,000    NBTY, Inc.*
            7.125%, 10/01/15                                              44,325
  58,000    Playtex Products, Inc.
            8.000%, 03/01/11                                              61,045
  65,000    Revlon,Inc.@
            9.500%, 04/01/11                                              61,588
 162,000    Smithfield Foods, Inc.
            7.750%, 05/15/13                                             170,910
            Spectrum Brands, Inc.@
 120,000    8.500%, 10/01/13                                             116,400
  32,000    7.375%, 02/01/15                                              28,960
  36,000    WH Intermediate Holdings, Ltd.
            9.500%, 04/01/11                                              38,970
                                                                      ----------
                                                                         993,653
                                                                      ----------

            ENERGY (0.5%)
  65,000    Arch Western Finance, LLC
            6.750%, 07/01/13                                              66,625
  65,000    Chesapeake Energy Corp.
            6.875%, 01/15/16                                              66,950
  97,000    Comstock Resources, Inc.
            6.875%, 03/01/12                                              98,213
  97,000    Giant Industries, Inc.
            8.000%, 05/15/14                                             101,850
 116,000    KCS Energy, Inc.
            7.125%, 04/01/12                                             119,480
  84,000    Paramount Resources Ltd.
            8.500%, 01/31/13                                              86,520
 175,000    Petroleo Brasileiro, SA@
            8.375%, 12/10/18                                             196,437
  65,000    Range Resources Corp.
            7.375%, 07/15/13                                              69,225
  97,000    Stone Energy Corp.@
            6.750%, 12/15/14                                              95,788
  97,000    Swift Energy Company
            9.375%, 05/01/12                                             105,245
 129,000    Williams Companies, Inc.@
            7.750%, 06/15/31                                             140,287
                                                                      ----------
                                                                       1,146,620
                                                                      ----------
            FINANCIALS (0.2%)
  70,000    E*TRADE FINANCIAL Corp.*
            7.375%, 09/15/13                                              71,050
  65,000    Host Marriott Corp.@
            7.125%, 11/01/13                                              66,706
 162,000    Leucadia National Corp.
            7.000%, 08/15/13                                             163,620
  19,000    Omega Healthcare Investors, Inc.
            7.000%, 04/01/14                                              19,285
$ 64,000    Refco Group Ltd.@
            9.000%, 08/01/12                                          $   69,920
 129,000    Senior Housing Properties Trust
            7.875%, 04/15/15                                             138,030
                                                                      ----------
                                                                         528,611
                                                                      ----------

            HEALTH CARE (0.3%)
 110,000    Ameripath, Inc.@
            10.500%, 04/01/13                                            114,950
  81,000    Bausch & Lomb, Inc.
            7.125%, 08/01/28                                              87,526
  65,000    Beverly Enterprises, Inc.
            7.875%, 06/15/14                                              72,312
  65,000    Bio-Rad Laboratories, Inc.
            7.500%, 08/15/13                                              69,063
  58,000    Quintiles Transnational Corp.
            10.000%, 10/01/13                                             65,540
 110,000    Tenet Healthcare Corp.*
            9.250%, 02/01/15                                             111,650
  97,000    Vanguard Health Systems, Inc.
            9.000%, 10/01/14                                             103,790
                                                                      ----------
                                                                         624,831
                                                                      ----------

            INDUSTRIALS (0.5%)
  36,000    Accuride Corp.
            8.500%, 02/01/15                                              35,460
  65,000    AMR Corp.
            7.250%, 02/05/09                                              61,100
  97,000    Armor Holdings, Inc.@
            8.250%, 08/15/13                                             105,002
 194,000    CNH Global, NV
            9.250%, 08/01/11                                             206,125
 129,000    Columbus McKinnon Corp.*
            8.875%, 11/01/13                                             130,935
  65,000    Gardner Denver, Inc.*
            8.000%, 05/01/13                                              68,006
  52,000    General Cable Corp.
            9.500%, 11/15/10                                              54,990
  32,000    Greenbrier Companies, Inc.
            8.375%, 05/15/15                                              33,440
  65,000    JLG Industries, Inc.
            8.250%, 05/01/08                                              68,900
 129,000    Mobile Mini, Inc.
            9.500%, 07/01/13                                             143,190
  39,000    Monitronics International, Inc.@
            11.750%, 09/01/10                                             39,585
 162,000    Terex Corp.
            7.375%, 01/15/14                                             164,430
  65,000    Wesco Distribution Inc.*@
            7.500%, 10/15/17                                              65,163
                                                                      ----------
                                                                       1,176,326
                                                                      ----------

            INFORMATION TECHNOLOGY (0.3%)
 129,000    Advanced Micro Devices, Inc.
            7.750%, 11/01/12                                             132,870

                See accompanying Notes to Schedule of Investments


42 SEMIANNUAL REPORT Schedule of Investments

                                                                 High Yield Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                 VALUE
---------                                                             ----------
 $129,000   Celestica, Inc.
            7.625%, 07/01/13                                          $  129,323
   97,000   Freescale Semiconductor, Inc.@
            7.125%, 07/15/14                                             103,790
   65,000   SunGard Data Systems Inc.*@
            9.125%, 08/15/13                                              67,681
  110,000   Telcordia Technologies*
            10.000%, 03/15/13                                            104,500
                                                                      ----------
                                                                         538,164
                                                                      ----------
            MATERIALS (0.3%)
   55,000   Aleris International, Inc.
            10.375%, 10/15/10                                             60,913
  194,000   Equistar Chemicals, LP
            10.625%, 05/01/11                                            212,430
   97,000   Neenah Paper,Inc.
            7.375%, 11/15/14                                              93,847
  129,000   U.S. Concrete, Inc.@
            8.375%, 04/01/14                                             130,290
            Union Carbide Corp.
   32,000   7.875%, 04/01/23                                              35,235
   16,000   7.500%, 06/01/25@                                             17,158
                                                                      ----------
                                                                         549,873
                                                                      ----------
            TELECOMMUNICATION SERVICES (0.1%)
   61,000   IPCS Escrow Company
            11.500%, 05/01/12                                             70,760
   97,000   Syniverse Technologies, Inc.*
            7.750%, 08/15/13                                              98,213
                                                                      ----------
                                                                         168,973
                                                                      ----------
            TOTAL CORPORATE BONDS                                      8,095,437
                                                                      ==========

NUMBER OF
CONTRACTS                                                                VALUE
---------                                                             ----------
OPTIONS (0.7%)
            CONSUMER DISCRETIONARY (0.2%)
      100   eBay, Inc.#
            Call, 01/20/07, Strike $42.50                                 66,000
      445   Home Depot, Inc.#
            Call, 01/20/07, Strike $40.00                                182,450
      430   YUM! Brands, Inc.#
            Call, 01/20/07, Strike $50.00                                215,000
                                                                       ---------
                                                                         463,450
                                                                       ---------
            FINANCIALS (0.2%)
      600   Allstate Corp.#
            Call, 01/20/07, Strike $55.00                                354,000
                                                                       ---------
            INFORMATION TECHNOLOGY (0.3%)
      300   Apple Computer, Inc.#
            Call, 01/20/07, Strike $37.50                                610,500
                                                                       ---------
            TOTAL OPTIONS                                              1,427,950
                                                                       ---------
            TOTAL SYNTHETIC CONVERTIBLE SECURITIES
            (Cost $9,110,401)                                          9,523,387
                                                                       =========

NUMBER OF
  SHARES                                                                VALUE
---------                                                            -----------
CONVERTIBLE PREFERRED STOCKS (18.8%)
                CONSUMER DISCRETIONARY (1.3%)
   76,500       Ford Motor Company Capital Trust II
                6.500%                                               $ 2,788,425
                                                                     -----------
                CONSUMER STAPLES (0.9%)
   50,000       Constellation Brands, Inc.
                5.750%                                                 1,953,000
                                                                     -----------
                ENERGY (1.5%)
   20,000       Chesapeake Energy Corp.*
                5.000%                                                 3,290,000
                                                                     -----------
                FINANCIALS (8.1%)
   80,000       Chubb Corp.
                7.000%                                                 2,612,000
2,500,000       Fortis, NV (Assurant)*
                7.750%                                                 2,806,250
   35,000       Hartford Financial Services Group, Inc.
                7.000%                                                 2,455,250
   75,000       Lazard Ltd.
                6.625%                                                 1,905,750
   40,000       Lehman Brothers Holdings, Inc.
                6.250%                                                 1,042,400
   90,000       Merrill Lynch & Company, Inc.
                6.750%                                                 3,382,470
   60,000       Washington Mutual, Inc.
                5.375%                                                 3,135,000
                                                                     -----------
                                                                      17,339,120
                                                                     -----------
                HEALTH CARE (1.2%)
   45,000       Baxter International, Inc.
                7.000%                                                 2,565,000
                                                                     -----------
                INDUSTRIALS (3.1%)
1,200,000 GBP   BAE Systems, PLC
                7.750%                                                 3,595,481
   25,000       Northrop Grumman Corp.
                7.000%                                                 3,025,000
                                                                     -----------
                                                                       6,620,481
                                                                     -----------
                UTILITIES (2.7%)
   35,000       CenterPoint Energy, Inc.+
                2.000%                                                 1,232,315
   50,000       TXU Corp.
                8.125%                                                 4,547,500
                                                                     -----------
                                                                       5,779,815
                                                                     -----------
                TOTAL CONVERTIBLE PREFERRED STOCKS
                (Cost $34,827,527)                                    40,335,841
                                                                     ===========

PREFERRED STOCK (0.4%)

                CONSUMER DISCRETIONARY (0.4%)
   35,000       Tommy Hilfiger Corp.
                9.000%
                (Cost $930,053)                                          897,750
                                                                     -----------

                See accompanying Notes to Schedule of Investments


                                    Schedule of Investments SEMIANNUAL REPORT 43

High Yield Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
SHORT-TERM INVESTMENT (1.1%)
$2,293,000   Citigroup, Inc.
             3.730%, 10/03/05
             (Cost $2,292,516)                                        $2,292,516
                                                                      ==========

 NUMBER OF
  SHARES                                                               VALUE
----------                                                         ------------
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES ON LOAN (21.4%)
45,865,015   Bank of New York Institutional Cash
             Reserve Fund current rate 3.861%
             (Cost $45,865,015)                                      45,865,015
                                                                   ------------
TOTAL INVESTMENTS (120.0%)
(Cost $245,763,357)                                                 257,012,142
                                                                   ============
PAYABLE UPON RETURN OF SECURITIES LOANED (-21.4%)                   (45,865,015)
                                                                   ------------
OTHER ASSETS, LESS LIABILITIES
(1.4%)                                                                3,081,836
                                                                   ------------
NET ASSETS (100.0%)                                                $214,228,963
                                                                   ============

NOTES TO SCHEDULE OF INVESTMENTS

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At September 30, 2005, the market value of 144A securities that could not be exchanged to the registered form is $23,013,851 or 10.7% of net assets.

#    Non-income producing security.

@    Security, or portion of security, is on loan.

++ Variable rate security. The interest rate shown is the rate in effect at September 30, 2005.

FOREIGN CURRENCY ABBREVIATIONS

CAD   Canadian Dollar
GBP   British Pound Sterling

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.

                 See accompanying Notes to Financial Statements


44 SEMIANNUAL REPORT Schedule of Investments

Convertible Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

  PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
CONVERTIBLE BONDS (74.5%)

               CONSUMER DISCRETIONARY (12.0%)
 $ 4,500,000   Best Buy Company, Inc.@
               2.250%, 01/15/22                                     $  4,944,375
  18,500,000   Carnival Corp.
               0.000%, 10/24/21                                       15,447,500
   8,250,000   Deutsche Bank, LUX (USA Interactive)*++
               3.893%, 05/01/12                                        9,848,437
  10,400,000   Goodyear Tire & Rubber Company*
               4.500%, 06/15/34                                       15,054,000
   3,000,000   Grey Global Group, Inc.*
               5.000%, 10/15/33                                        3,487,500
               Liberty Media Corp.(Time Warner)
  17,720,000   0.750%, 03/30/23*                                      19,757,800
   8,000,000   0.750%, 03/30/23@                                       8,920,000
   9,500,000   Lowe's Companies, Inc.++
               0.861%, 10/19/21                                       10,794,375
               Omnicom Group, Inc.@
  16,500,000   0.000%, 06/15/33                                       16,231,875
   2,400,000   0.000%, 02/07/31                                        2,379,000
   7,170,000   Scientific Games Corp.*
               0.750%, 12/01/24                                        8,433,713
  10,000,000   Walt Disney Company@
               2.125%, 04/15/23                                       10,212,500
                                                                    ------------
                                                                     125,511,075
                                                                    ------------
               CONSUMER STAPLES (1.4%)
               Church & Dwight Company,Inc.
   4,000,000   5.250%, 08/15/33*                                       5,340,000
   3,000,000   5.250%, 08/15/33@                                       4,005,000
   5,250,000   Nestle Holdings, Inc.
               0.000%, 06/11/08                                        5,290,305
                                                                    ------------
                                                                      14,635,305
                                                                    ------------
               ENERGY (9.7%)
   7,000,000   Cooper Cameron Corp.*@
               1.500%, 05/15/24                                        8,452,500
   5,600,000   Diamond Offshore Drilling, Inc.@
               1.500%, 04/15/31                                        7,392,000
   8,000,000   Grey Wolf, Inc.++
               4.004%, 04/01/24                                       11,791,200
               Halliburton Company, Inc.@
   6,300,000   3.125%, 07/15/23*                                      11,867,625
   4,300,000   3.125%, 07/15/23                                        8,100,125
  16,000,000   Nabors Industries, Inc.@
               0.000%, 06/15/23                                       18,260,000
  15,000,000   Schlumberger, NV (Schlumberger, Ltd.)
               2.125%, 06/01/23                                       17,756,250
   5,000,000   SEACOR Holdings Inc.@
               2.875%, 12/15/24                                        5,825,000
   7,500,000   Veritas DGC, Inc.*++
               3.120%, 03/15/24                                       12,294,000
                                                                    ------------
                                                                     101,738,700
                                                                    ------------
               FINANCIALS (9.0%)
 $12,000,000   Bank of America Corp.(NASDAQ 100)
               0.250%, 01/26/10                                     $ 12,210,000
  13,000,000   Financial Federal Corp.*
               2.000%, 04/15/34                                       13,260,000
               HCC Insurance Holdings, Inc.
   5,235,000   1.300%, 04/01/23@                                       6,687,713
   5,000,000   2.000%, 09/01/21                                        6,781,250
  14,800,000   Host Marriott Corp.*@
               3.250%, 04/15/24                                       16,298,500
   6,250,000   LandAmerica Financial Group, Inc.
               3.125%, 11/15/33                                        6,929,687
  12,000,000   Merrill Lynch & Company, Inc.
               0.000%, 03/13/32                                       12,255,000
   6,300,000   Morgan Stanley (Anadarko, Diamond)
               0.250%, 12/30/11                                        8,906,625
     435,000   Travelers Property Casualty Corp.
               4.500%, 04/15/32                                       10,466,100
                                                                    ------------
                                                                      93,794,875
                                                                    ------------
               HEALTH CARE (17.4%)
  13,500,000   Amgen, Inc.@
               0.000%, 03/01/32                                       10,749,375
  11,000,000   Community Health Systems, Inc.
               4.250%, 10/15/08                                       12,842,500
   6,200,000   Conmed Corp.*
               2.500%, 11/15/24                                        5,866,750
   5,850,000   Edwards Lifesciences Corp.@
               3.875%, 05/15/33                                        5,974,313
  10,850,000   Emdeon Corp.*@
               3.125%, 09/01/25                                       10,565,187
  18,500,000   Genzyme Corp.@
               1.250%, 12/01/23                                       21,298,125
  20,000,000   Invitrogen Corp.*@
               3.250%, 06/15/25                                       20,700,000
  16,500,000   Laboratory Corporation of America Holdings
               0.000%, 09/11/21                                       12,168,750
  23,000,000   Medtronic, Inc.@
               1.250%, 09/15/21                                       23,086,250
  12,750,000   ResMed Ltd.@
               4.000%, 06/20/06                                       16,845,937
  14,000,000   Roche Holdings,Inc.
               0.000%, 07/25/21                                       10,445,182
               Teva Pharmaceutical Industries, Ltd.@
   6,500,000   0.250%, 02/01/24                                        6,735,625
   5,500,000   0.500%, 02/01/24                                        5,513,750
   6,950,000   Watson Pharmaceuticals, Inc.@
               1.750%, 03/15/23                                        7,097,688
  12,000,000   Wyeth@++
               3.320%, 01/15/24                                       12,440,880
                                                                    ------------
                                                                     182,330,312
                                                                    ------------
               INDUSTRIALS (7.1%)
               Alliant Techsystems, Inc.@
   5,800,000   3.000%, 08/15/24*                                       6,735,250
     650,000   2.750%, 02/15/24                                          697,125

                See accompanying Notes to Schedule of Investments


                                    Schedule of Investments SEMIANNUAL REPORT 45

Convertible Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

    PRINCIPAL
     AMOUNT                                                             VALUE
----------------                                                    ------------
 $17,000,000       CSX Corp.
                   0.000%, 10/30/21                                 $ 15,576,250
  13,500,000       Fluor Corp.@
                   1.500%, 02/15/24                                   16,841,250
  11,900,000       L-3 Communications Holdings*
                   3.000%, 08/01/35                                   12,227,250
  10,000,000       Lockheed Martin Corp.@++
                   3.540%, 08/15/33                                   10,486,400
   8,000,000 EUR   Siemens, AG
                   1.375%, 06/04/10                                   11,424,198
                                                                    ------------
                                                                      73,987,723
                                                                    ------------
                   INFORMATION TECHNOLOGY (12.9%)
   5,000,000       ADC Telecommunications, Inc.@
                   1.000%, 06/15/08                                    5,100,000
   9,500,000       Advanced Micro Devices, Inc.++
                   4.750%, 02/01/22                                   10,818,125
  11,200,000       Cadence Design Systems, Inc.@
                   0.000%, 08/15/23                                   12,348,000
  13,300,000       CSG Systems International, Inc.*
                   2.500%, 06/15/24                                   13,516,125
  14,350,000       DST Systems, Inc.@
                   4.125%, 08/15/23                                   18,098,937
  10,000,000       Fair Isaac Corp.@
                   1.500%, 08/15/23                                   11,150,000
   8,450,000       Flextronics International, Ltd.@
                   1.000%, 08/01/10                                    8,597,875
   6,400,000       Harris Corp.
                   3.500%, 08/15/22                                   12,032,000
  10,000,000       Juniper Networks, Inc.*
                   0.000%, 06/15/08                                   12,662,500
   2,500,000       LSI Logic Corp.@
                   4.000%, 05/15/10                                    2,650,000
  11,000,000       Photronics, Inc.
                   2.250%, 04/15/08                                   14,836,250
  12,000,000       Sybase, Inc.*
                   1.750%, 02/22/25                                   13,005,000
                                                                    ------------
                                                                     134,814,812
                                                                    ------------
                   MATERIALS (4.4%)
  18,000,000       Anglo American, PLC
                   3.375%, 04/17/07                                   23,866,021
  11,000,000       Givaudan, SA
                   1.000%, 06/07/06                                   22,689,321
                                                                    ------------
                                                                      46,555,342
                                                                    ------------
                   UTILITIES (0.6%)
                   CenterPoint Energy, Inc.
   3,000,000       2.875%, 01/15/24@                                   3,600,000
   2,000,000       3.750%, 05/15/23                                    2,657,500
                                                                    ------------
                                                                       6,257,500
                                                                    ------------
                   TOTAL CONVERTIBLE BONDS
                   (Cost $715,735,959)                               779,625,644
                                                                    ============
CONVERTIBLE PREFERRED STOCKS (17.7%)

                   CONSUMER DISCRETIONARY (2.7%)
     782,000       Ford Motor Company Capital Trust II
                   6.500%                                           $ 28,503,900
                                                                    ------------
                   CONSUMER STAPLES (0.5%)
     140,000       Constellation Brands, Inc.
                   5.750%                                              5,468,400
                                                                    ------------
                   ENERGY (1.8%)
     160,000       Amerada Hess Corp.
                   7.000%                                             18,736,000
                                                                    ------------
                   FINANCIALS (10.1%)
     520,000       Chubb Corp.
                   7.000%                                             16,998,800
   6,100,000       Fortis, NV (Assurant)*
                   7.750%                                              6,847,250
     485,000       Genworth Financial, Inc.
                   6.000%                                             17,411,500
     325,000       Lazard Ltd.
                   6.625%                                              8,258,250
     430,000       Lehman Brothers Holdings, Inc.
                   6.250%                                             11,205,800
     400,000       Metlife, Inc.
                   6.375%                                             11,228,000
     279,000       Morgan Stanley (Nuveen Investments)
                   5.875%                                             10,509,930
     440,930       Washington Mutual, Inc.
                   5.375%                                             23,038,592
                                                                    ------------
                                                                     105,498,122
                                                                    ------------
                   HEALTH CARE (1.1%)
     200,000       Baxter International, Inc.
                   7.000%                                             11,400,000
                                                                    ------------
                   INDUSTRIALS (0.1%)
      12,200       Northrop Grumman Corp.
                   7.000%                                              1,476,200
                                                                    ------------
                   INFORMATION TECHNOLOGY (0.6%)
   5,800,000       Lucent Technologies, Inc.
                   7.750%                                              5,865,250
                                                                    ------------
                   UTILITIES (0.8%)
     247,180       CenterPoint Energy, Inc.
                   2.875%                                              8,702,961
                                                                    ------------
                   TOTAL CONVERTIBLE PREFERRED STOCKS
                   (Cost $165,065,116)                               185,650,833
                                                                    ============

                See accompanying Notes to Schedule of Investments


46 SEMIANNUAL REPORT Schedule of Investments

                                                                Convertible Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                            -----------
COMMON STOCKS (6.3%)

            FINANCIALS (1.1%)
  176,400   Prudential Financial, Inc.                               $11,917,584
                                                                     -----------
            HEALTH CARE (2.6%)
  255,000   HCA, Inc.                                                 12,219,600
  198,360   WellPoint, Inc.#                                          15,039,655
                                                                     -----------
                                                                      27,259,255
                                                                     -----------
            INDUSTRIALS (2.3%)
  350,000   Boeing Company                                            23,782,500
                                                                     -----------
            INFORMATION TECHNOLOGY (0.3%)
  260,000   LSI Logic Corp.#@                                          2,561,000
                                                                     -----------
            TOTAL COMMON STOCKS
            (Cost $41,000,733)                                        65,520,339
                                                                     ===========

 PRINCIPAL
   AMOUNT                                                                VALUE
-----------                                                           ----------
SHORT-TERM INVESTMENT (2.1%)
$21,473,000   Citigroup, Inc.
              3.730%, 10/03/05
              (Cost $21,468,467)                                      21,468,467
                                                                      ==========

 NUMBER OF
   SHARES                                                             VALUE
-----------                                                      --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES
ON LOAN (17.5%)
183,084,217   Bank of New York Institutional Cash
              Reserve Fund current rate 3.861%
              (Cost $183,084,217)                                   183,084,217
                                                                 --------------
TOTAL INVESTMENTS (118.1%)
   (Cost $1,126,354,492)                                          1,235,349,500
                                                                 ==============
PAYABLE UPON RETURN OF SECURITIES LOANED (-17.5%)                  (183,084,217)
                                                                 --------------
LIABILITIES, LESS OTHER ASSETS
(-0.6%)                                                              (6,341,646)
                                                                 --------------
NET ASSETS (100.0%)                                              $1,045,923,637
                                                                 ==============

NOTES TO SCHEDULE OF INVESTMENTS

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At September 30, 2005, the market value of 144A securities that could not be exchanged to the registered form is $91,540,624 or 8.8% of net assets.

#    Non-income producing security.

@    Security, or portion of security, is on loan.

++ Variable rate security. The interest rate shown is the rate in effect at September 30, 2005.

FOREIGN CURRENCY ABBREVIATIONS

EUR   European Monetary Unit

Note: Market Value for Securities denominated in foreign currencies are shown in U.S. dollars.

                 See accompanying Notes to Financial Statements


                                    Schedule of Investments SEMIANNUAL REPORT 47

Market Neutral Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
CONVERTIBLE BONDS (48.7%)

              CONSUMER DISCRETIONARY (12.3%)
$ 2,300,000   Charming Shoppes, Inc.<>
              4.750%, 06/01/12                                      $  2,814,625
  1,500,000   CSK Auto, Inc.*
              3.375%, 08/15/25                                         1,456,875
  9,640,000   Dick's Sporting Goods, Inc.*<>
              1.606%, 02/18/24                                         6,603,400
  8,000,000   Hilton Hotels Corp.<>
              3.375%, 04/15/23                                         9,170,000
 16,000,000   Lamar Advertising Company<>
              2.875%, 12/31/10                                        17,180,000
  2,800,000   Lithia Motors, Inc.*<>
              2.875%, 05/01/14                                         2,646,000
  1,500,000   Navigant International, Inc.*
              4.875%, 11/01/23                                         1,526,250
                                                                    ------------
                                                                      41,397,150
                                                                    ------------
              ENERGY (2.5%)
  5,400,000   Hanover Compressor Company<>
              4.750%, 01/15/14                                         6,061,500
  2,500,000   Willbros Group, Inc.*
              2.750%, 03/15/24                                         2,456,250
                                                                    ------------
                                                                       8,517,750
                                                                    ------------
              FINANCIALS (6.1%)
              American Equity Investment Life Holding
              Company<>
 12,500,000   5.250%, 12/06/24*                                       13,609,375
    575,000   5.250%, 12/06/24                                           626,031
  4,500,000   CompuCredit Corp.*
              3.625%, 05/30/25                                         5,220,000
  1,000,000   Encore Capital Group, Inc.*
              3.375%, 09/19/10                                         1,028,750
                                                                    ------------
                                                                      20,484,156
                                                                    ------------
              HEALTH CARE (14.0%)
  4,000,000   Advanced Medical Optics, Inc.*<>
              1.375%, 07/01/25                                         3,825,000
  4,100,000   Conmed Corp.<>
              2.500%, 11/15/24                                         3,879,625
  6,700,000   Edwards Lifesciences Corp.<>
              3.875%, 05/15/33                                         6,842,375
  2,500,000   Encysive Pharmaceuticals, Inc.*
              2.500%, 03/15/12                                         2,684,375
 14,000,000   Henry Schein, Inc.*<>
              3.000%, 08/15/34                                        15,715,000
  7,000,000   Human Genome Sciences, Inc.*
              2.250%, 10/15/11                                         7,516,250
  2,000,000   Manor Care, Inc.*
              2.125%, 08/01/35                                         2,045,000
  4,550,000   Watson Pharmaceuticals, Inc.<>
              1.750%, 03/15/23                                         4,646,688
                                                                    ------------
                                                                      47,154,313
                                                                    ------------
              INDUSTRIALS (11.2%)
              Alliant Techsystems, Inc.<>
$11,900,000   2.750%, 02/15/24*                                     $ 12,762,750
  6,800,000   2.750%, 02/15/24                                         7,293,000
              Expressjet Holdings, Inc.
  9,500,000   4.250%, 08/01/23<>                                       8,170,000
  2,250,000   4.250%, 08/01/23*                                        1,935,000
  1,950,000   GATX Corp.<>
              7.500%, 02/01/07                                         2,437,500
              Mercury Computer Systems, Inc.
  3,000,000   2.000%, 05/01/24*                                        3,157,500
  2,100,000   2.000%, 05/01/24<>                                       2,210,250
                                                                    ------------
                                                                      37,966,000
                                                                    ------------
              INFORMATION TECHNOLOGY (1.9%)
  3,000,000   Bell Microproducts, Inc.<>
              3.750%, 03/05/24                                         3,285,000
  2,000,000   Credence Systems Corp.
              1.500%, 05/15/08                                         1,892,500
  1,150,000   Flextronics International, Ltd.<>
              1.000%, 08/01/10                                         1,170,125
                                                                    ------------
                                                                       6,347,625
                                                                    ------------
              TELECOMMUNICATION SERVICES (0.7%)
  2,500,000   Dobson Communications Corp.*
              1.500%, 10/01/25                                         2,428,125
                                                                    ------------
              TOTAL CONVERTIBLE BONDS
              (Cost $163,821,210)                                    164,295,119
                                                                    ============

SYNTHETIC CONVERTIBLE SECURITIES (41.2%)
CORPORATE BONDS (30.8%)

              CONSUMER DISCRETIONARY (11.7%)
  5,000,000   Beazer Homes USA, Inc.
              6.500%, 11/15/13                                         4,850,000
  2,500,000   Goodyear Tire & Rubber Company
              7.857%, 08/15/11                                         2,431,250
  7,000,000   Houghton Mifflin Company<>
              9.875%, 02/01/13                                         7,455,000
  7,000,000   Intrawest Corp.
              7.500%, 10/15/13                                         7,201,250
  4,875,000   Reader's Digest Association, Inc.
              6.500%, 03/01/11                                         4,972,500
  7,000,000   Vail Resorts, Inc.
              6.750%, 02/15/14                                         7,017,500
  5,700,000   WCI Communities, Inc.
              7.875%, 10/01/13                                         5,657,250
                                                                    ------------
                                                                      39,584,750
                                                                    ------------
              CONSUMER STAPLES (4.1%)
  7,000,000   Chattem, Inc.
              7.000%, 03/01/14                                         7,140,000
  6,800,000   Spectrum Brands, Inc.
              8.500%, 10/01/13                                         6,596,000
                                                                    ------------
                                                                      13,736,000
                                                                    ------------

                See accompanying Notes to Schedule of Investments


48 SEMIANNUAL REPORT Schedule of Investments

                                                             Market Neutral Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                          ------------
             ENERGY (5.4%)
$6,000,000   Arch Western Finance, LLC<>
             6.750%, 07/01/13                                       $  6,150,000
 7,319,000   Chesapeake Energy Corp.
             6.875%, 01/15/16                                          7,538,570
 4,385,000   Comstock Resources, Inc.
             6.875%, 03/01/12                                          4,439,812
                                                                    ------------
                                                                      18,128,382
                                                                    ------------
             HEALTH CARE (9.6%)
 2,410,000   Alpharma, Inc.
             8.625%, 05/01/11                                          2,494,350
 6,230,000   Bio-Rad Laboratories, Inc.<>
             6.125%, 12/15/14                                          6,074,250
 7,500,000   HCA, Inc.
             6.250%, 02/15/13                                          7,450,800
 9,600,000   Omnicare, Inc.
             6.125%, 06/01/13                                          9,456,000
 7,000,000   Valeant Pharmaceuticals International
             7.000%, 12/15/11                                          6,930,000
                                                                    ------------
                                                                      32,405,400
                                                                    ------------
             TOTAL CORPORATE BONDS                                   103,854,532
                                                                    ============

NUMBER OF
CONTRACTS                                                                VALUE
---------                                                              ---------
OPTIONS (10.4%)
            CONSUMER DISCRETIONARY (1.5%)
    1,500   Amazon.com, Inc.#
            Call, 01/20/07, Strike $45.00                              1,185,000
    2,100   AutoNation, Inc.#
            Put, 01/20/07, Strike $20.00                                 330,750
    2,200   Barnes & Noble, Inc.#
            Put, 01/20/07, Strike $35.00                                 682,000
            eBay, Inc.#
    1,000   Call, 01/20/07, Strike $57.50                                205,000
      550   Call, 01/20/07, Strike $42.50                                363,000
      500   Call, 01/20/07, Strike $40.00                                400,000
            Harley-Davidson, Inc.#
    1,200   Call, 01/20/07, Strike $60.00                                252,000
      600   Call, 01/19/08, Strike $50.00                                450,000
      500   Lear Corp.#
            Call, 01/21/06, Strike $55.00                                  1,250
    1,000   Omnicom Group#
            Put, 01/20/07, Strike $80.00                                 490,000
    1,500   Sirius Satellite Radio Inc.#
            Call, 01/19/08, Strike $7.50                                 300,000
    1,800   YUM! Brands, Inc.#
            Call, 01/20/07, Strike $55.00                                549,000
                                                                      ----------
                                                                       5,208,000
                                                                      ----------
            ENERGY (2.2%)
      850   Baker-Hughes Inc.#
            Call, 01/19/08, Strike $60.00                                986,000
    2,100   Chesapeake Energy Corp.#
            Call, 04/22/06, Strike $35.00                              1,554,000
    1,400   Nabors Industries Ltd.#
            Call, 03/18/06, Strike $70.00                             $1,148,000
    2,500   Patterson-UTI Energy, Inc.#
            Call, 02/18/06, Strike $32.50                              1,462,500
    1,450   Pride International, Inc.#
            Put, 01/20/07, Strike $25.00                                 322,625
    1,500   Transocean, Inc.#
            Call, 02/18/06, Strike $60.00                              1,080,000
      750   Weatherford International Inc.#
            Call, 01/19/08, Strike $70.00                              1,027,500
                                                                      ----------
                                                                       7,580,625
                                                                      ----------
            FINANCIALS (1.3%)
    1,800   Ameritrade Holding Corp.#
            Call, 01/19/08, Strike $20.00                                963,000
      365   Bear Stearns & Company#
            Call, 01/19/08, Strike $105.00                               733,650
    2,600   E*TRADE Financial Corp.#
            Call, 01/19/08, Strike $17.50                              1,081,600
      365   Goldman Sachs Group, Inc.#
            Call, 01/19/08, Strike $120.00                               737,300
      930   MetLife, Inc.#
            Call, 01/20/07, Strike $45.00                                823,050
                                                                      ----------
                                                                       4,338,600
                                                                      ----------
            HEALTH CARE (1.1%)
      965   Abgenix, Inc.#
            Call, 01/19/08, Strike $12.50                                366,700
    1,000   Boston Scientific Corp.#
            Call, 01/21/06, Strike $40.00                                  2,500
            Celera Genomics Group#
    1,100   Call, 01/21/06, Strike $15.00                                 33,000
    1,000   Call, 01/20/07, Strike $12.50                                215,000
    1,200   HCA, Inc.#
            Call, 01/20/07, Strike $55.00                                357,000
      350   Invitrogen Corp.#
            Call, 01/20/07, Strike $85.00                                218,750
    1,500   Johnson & Johnson#
            Call, 01/20/07, Strike $65.00                                720,000
    1,000   Sepracor, Inc.#
            Call, 01/21/06, Strike $55.00                                750,000
    2,000   Tenet Healthcare Corp.#
            Call, 01/20/07, Strike $12.50                                300,000
    2,000   WebMD Corp.#
            Call, 01/19/08, Strike $10.00                                660,000
                                                                      ----------
                                                                       3,622,950
                                                                      ----------
            INDUSTRIALS (0.2%)
    2,150   Quanta Services, Inc.#
            Call, 01/19/08, Strike $12.50                                774,000
            INFORMATION TECHNOLOGY (3.9%)
    1,000   Akamai Technologies#
            Call, 01/19/08, Strike $15.00                                440,000
            Broadcom Corp.#
    1,000   Call, 01/20/07, Strike $45.00                                945,000
      900   Call, 01/21/06, Strike $45.00                                432,000

                See accompanying Notes to Schedule of Investments


                                    Schedule of Investments SEMIANNUAL REPORT 49

Market Neutral Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

NUMBER OF
CONTRACTS                                                               VALUE
---------                                                           ------------
    1,500   CheckFree Corp.#
            Call, 01/20/07, Strike $40.00                           $    787,500
            Cirrus Logic Inc.#
    1,200   Call, 01/19/08, Strike $7.50                                 261,000
      500   Call, 01/20/07, Strike $7.50                                  76,250
    1,500   Corning Inc.#
            Call, 01/19/08, Strike $20.00                                750,000
      660   FLIR Systems, Inc.#
            Call, 01/20/07, Strike $30.00                                343,200
    1,500   Hewlett Packard#
            Call, 01/19/08, Strike $25.00                              1,095,000
            Juniper Networks, Inc.#
    1,000   Call, 01/21/06, Strike $25.00                                125,000
      900   Call, 01/21/06, Strike $22.50                                229,500
    5,000   LSI Logic Corp.#
            Call, 01/20/07, Strike $10.00                                900,000
    3,500   Lucent Technologies, Inc.#
            Call, 01/21/06, Strike $5.00                                  17,500
    1,700   Motorola, Inc.#
            Call, 01/20/07, Strike $20.00                                731,000
    1,500   NVIDIA Corp.#
            Call, 01/20/07, Strike $25.00                              1,800,000
    1,100   QLogic Corp.#
            Call, 01/20/07, Strike $40.00                                407,000
    1,600   QUALCOMM, Inc.#
            Call, 01/20/07, Strike $40.00                              1,520,000
      500   RF Micro Devices, Inc.#
            Call, 01/21/06, Strike $12.50                                  1,250
    1,300   Sybase, Inc.#
            Call, 01/20/07, Strike $20.00                                702,000
      900   Symantec Corp.#
            Call, 01/20/07, Strike $25.00                                234,000
    2,000   Tellabs, Inc.#
            Call, 01/19/08, Strike $10.00                                510,000
      730   Texas Instruments#
            Call, 01/19/08, Strike $30.00                                675,250
                                                                    ------------
                                                                      12,982,450
                                                                    ------------
            MATERIALS (0.2%)
    1,000   Monsanto Company#
            Put, 01/20/07, Strike $65.00                                 835,000
                                                                    ------------
            TOTAL OPTIONS                                             35,341,625
                                                                    ------------
            TOTAL SYNTHETIC CONVERTIBLE
            SECURITIES
            (Cost $149,200,420)                                      139,196,157
                                                                    ============

NUMBER OF
  SHARES                                                               VALUE
---------                                                          ------------
CONVERTIBLE PREFERRED STOCKS (5.9%)

            CONSUMER DISCRETIONARY (3.1%)
 290,000    Ford Motor Company Capital Trust II<>
            6.500%                                                 $ 10,570,500
                                                                   ------------
            INDUSTRIALS (2.8%)
 77,700     Northrop Grumman Corp.<>
            7.000%                                                    9,401,700
                                                                   ------------
            TOTAL CONVERTIBLE PREFERRED STOCKS
            (Cost $22,240,439)                                       19,972,200
                                                                   ------------
COMMON STOCKS (2.5%)

            CONSUMER DISCRETIONARY (1.5%)
  53,000    AutoNation, Inc.#                                         1,058,410
  44,000    Barnes & Noble, Inc.                                      1,658,800
  30,000    Omnicom Group, Inc.                                       2,508,900
                                                                   ------------
                                                                      5,226,110
                                                                   ------------
            ENERGY (0.3%)
  32,000    Pride International, Inc.#                                  912,320
                                                                   ------------
            MATERIALS (0.7%)
  35,000    Monsanto Company                                          2,196,250
                                                                   ------------
            TOTAL COMMON STOCKS
            (Cost $8,085,070)                                         8,334,680
                                                                   ============
TOTAL INVESTMENTS (98.3%)
(Cost $343,347,139)                                                 331,798,156
                                                                   ------------
COMMON STOCKS SOLD SHORT (-45.1%)

            CONSUMER DISCRETIONARY (-10.3%)
 (50,000)   Amazon.com, Inc.                                         (2,265,000)
(175,400)   Charming Shoppes, Inc.                                   (1,871,518)
 (35,650)   CSK Auto, Inc.                                             (530,472)
 (85,700)   Dick's Sporting Goods, Inc.                              (2,580,427)
 (40,350)   eBay, Inc.                                               (1,662,420)
(450,500)   Ford Motor Company                                       (4,441,930)
 (54,000)   Harley-Davidson, Inc.                                    (2,615,760)
(141,972)   Hilton Hotels Corp.                                      (3,168,815)
(217,500)   Lamar Advertising Company                                (9,865,800)
 (37,150)   Lithia Motors, Inc.                                      (1,076,607)
 (59,300)   Navigant International, Inc.                               (729,390)
 (60,000)   Sirius Satellite Radio, Inc.                               (393,000)
 (70,000)   YUM! Brands, Inc.                                        (3,388,700)
                                                                   ------------
                                                                    (34,589,839)
                                                                   ------------

                See accompanying Notes to Schedule of Investments


50 SEMIANNUAL REPORT Schedule of Investments

                                                             Market Neutral Fund

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                               VALUE
---------                                                         --------------
            ENERGY (-6.8%)
 (29,750)   Baker Hughes, Inc.                                    $  (1,775,480)
(100,400)   Chesapeake Energy Corp.                                  (3,840,300)
(234,000)   Hanover Compressor Company                               (3,243,240)
 (42,000)   Nabors Industries Ltd.                                   (3,016,860)
(125,000)   Patterson-UTI Energy, Inc.                               (4,510,000)
 (51,800)   Transocean, Inc.                                         (3,175,858)
 (26,250)   Weatherford International, Ltd.                          (1,802,325)
 (89,500)   Willbros Group, Inc.                                     (1,418,575)
                                                                  -------------
                                                                    (22,782,638)
                                                                  -------------
            FINANCIALS (-5.3%)
(443,600)   American Equity Investment Life Holding Company          (5,034,860)
 (90,000)   Ameritrade Holding Corp.                                 (1,933,200)
 (14,600)   Bear Stearns & Company                                   (1,602,350)
 (59,200)   CompuCredit Corp.                                        (2,629,664)
(109,000)   E*TRADE Financial Corp.                                  (1,918,400)
 (27,000)   Encore Capital Group, Inc.                                 (481,680)
 (15,700)   Goldman Sachs Group, Inc.                                (1,908,806)
 (46,500)   Metlife, Inc.                                            (2,317,095)
                                                                  -------------
                                                                    (17,826,055)
                                                                  -------------
            HEALTH CARE (-9.1%)
 (33,800)   Abgenix, Inc.                                              (428,584)
 (46,000)   Advanced Medical Optics, Inc.                            (1,745,700)
 (42,000)   Celera Genomics Group                                      (509,460)
 (61,000)   Conmed Corp.                                             (1,700,680)
 (40,200)   Edwards Lifesciences Corp.                               (1,785,282)
 (90,000)   Emdeon Corp.                                               (997,200)
(120,000)   Encysive Pharmaceuticals, Inc.                           (1,413,600)
 (34,000)   HCA, Inc.                                                (1,629,280)
(151,000)   Henry Schein, Inc.                                       (6,435,620)
(246,150)   Human Genome Sciences, Inc.                              (3,345,179)
  (8,700)   Invitrogen Corp.                                           (654,501)
 (66,000)   Johnson & Johnson                                        (4,176,480)
 (24,600)   Manor Care, Inc.                                           (944,886)
 (35,000)   Sepracor, Inc.                                           (2,064,650)
 (70,000)   Tenet Healthcare Corp.                                     (786,100)
 (55,700)   Watson Pharmaceuticals, Inc.                             (2,039,177)
                                                                  -------------
                                                                    (30,656,379)
                                                                  -------------
            INDUSTRIALS (-5.5%)
(102,900)   Alliant Techsystems, Inc.                                (7,681,484)
(290,000)   Expressjet Holdings, Inc.                                (2,601,300)
 (25,500)   GATX Corp.                                               (1,008,525)
(108,100)   Mercury Computer Systems, Inc.                           (2,837,625)
 (66,355)   Northrop Grumman Corp.                                   (3,606,394)
 (86,000)   Quanta Services, Inc.                                    (1,097,360)
                                                                  -------------
                                                                    (18,832,688)
                                                                  -------------
            INFORMATION TECHNOLOGY (-7.8%)
 (40,000)   Akamai Technologies, Inc.                             $    (638,000)
(164,000)   Bell Microproducts, Inc.                                 (1,644,920)
 (42,000)   Broadcom Corp.                                           (1,970,220)
 (29,800)   CheckFree Corp.                                          (1,127,036)
 (68,000)   Cirrus Logic, Inc.                                         (516,120)
 (52,500)   Corning, Inc.                                            (1,014,825)
 (92,000)   Credence Systems Corp.                                     (734,160)
 (48,250)   Flextronics International, Ltd.                            (620,013)
 (13,200)   FLIR Systems, Inc.                                         (390,456)
 (60,000)   Hewlett-Packard Company                                  (1,752,000)
 (64,600)   Juniper Networks, Inc.                                   (1,536,834)
(150,000)   LSI Logic Corp.                                          (1,477,500)
 (55,000)   Motorola, Inc.                                           (1,214,950)
 (90,000)   NVIDIA Corp.                                             (3,085,200)
 (51,700)   QLogic Corp.                                             (1,768,140)
 (65,000)   QUALCOMM, Inc.                                           (2,908,750)
 (65,000)   Sybase, Inc.                                             (1,522,300)
 (26,600)   Symantec Corp.                                             (602,756)
 (90,000)   Tellabs, Inc.                                              (946,800)
 (29,200)   Texas Instruments, Inc.                                    (989,880)
                                                                  -------------
                                                                    (26,460,860)
                                                                  -------------
            TELECOMMUNICATION SERVICES (-0.3%)
(146,500)   Dobson Communications Corp.                              (1,125,120)
                                                                  -------------
            TOTAL COMMON STOCKS SOLD SHORT
            (Cost $139,262,806)                                    (152,273,579)
                                                                  =============
OTHER ASSETS, LESS LIABILITIES
(46.8%)                                                             157,871,421
NET ASSETS (100.0%)                                               $ 337,395,998
                                                                  =============

NOTES TO SCHEDULE OF INVESTMENTS

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At September 30, 2005, the market value of 144A securities that could not be exchanged to the registered form is $12,310,000 or 3.6% of net assets.

#    Non-income producing security.

<>   Security, or portion of security, is held in a segregated account as collateral for securities sold short aggregating a total market value of $166,698,117.

                 See accompanying Notes to Financial Statements


                                    Schedule of Investments SEMIANNUAL REPORT 51

Statements of Assets and Liabilities

                                                                                                               GLOBAL
                                                     GROWTH        BLUE CHIP       VALUE     INTERNATIONAL   GROWTH AND
SEPTEMBER 30, 2005 (UNAUDITED)                        FUND           FUND          FUND       GROWTH FUND    INCOME FUND
------------------------------                  ---------------  ------------  ------------  -------------  ------------
ASSETS
Investments, at value (cost $16,565,143,254,
   $128,347,274, $125,017,419, $101,870,008,
   $394,629,994, respectively)o                 $19,337,626,627  $141,282,530  $138,606,580   $115,974,758  $449,344,878
Cash with custodian (interest bearing)                6,990,972         1,265           649          6,072        60,353
Foreign currency (cost $52,265,$2,965,207)                   --            --            --         52,231     2,959,879
Net unrealized appreciation on forward
   foreign currency contracts                                --            --            --             --     1,721,303
Accrued interest and dividends                        5,893,533       141,730       114,365         98,461     1,462,405
Receivable for investments sold                      47,829,588     1,011,159            --             --        93,607
Receivable for Fund shares sold                      58,113,002       146,417       116,335      1,516,914     2,985,074
Prepaid expenses                                        268,939        27,676        17,852         24,628        33,669
Deferred offering costs                                      --            --            --         65,641            --
Other assets                                             38,429        13,360        21,263          4,289        23,751
                                                ---------------  ------------  ------------   ------------  ------------
      Total assets                               19,456,761,090   142,624,137   138,877,044    117,742,994   458,684,919
                                                ---------------  ------------  ------------   ------------  ------------

LIABILITIES AND NET ASSETS
Payables:
   Investments purchased                             64,904,866     1,609,913            --      1,222,540     5,932,197
   Fund shares redeemed                              20,105,083       228,792       109,020         74,939       749,409
   Affiliates:
      Investment advisory fees                       10,730,355        96,132        96,410         89,060       317,043
      Distribution fees                                 627,945         3,648         3,753          2,830        18,117
      Other                                             157,619         1,135         1,138          1,303         3,689
   Accounts payable and accrued liabilities           5,651,368        73,246        99,768         43,306       174,566
   Payable upon return of securities loaned       2,451,221,285    22,489,467    21,163,297             --    41,175,859
                                                ---------------  ------------  ------------   ------------  ------------
      Total liabilities                           2,553,398,521    24,502,333    21,473,386      1,433,978    48,370,880
                                                ---------------  ------------  ------------   ------------  ------------
      NET ASSETS                                $16,903,362,569  $118,121,804  $117,403,658   $116,309,016  $410,314,039
                                                ===============  ============  ============   ============  ============

ANALYSIS OF NET ASSETS
Paid in capital                                  13,275,196,157   106,894,958    98,257,649    102,581,968   335,618,029
Undistributed net investment income (loss)          (73,182,486)      (61,455)      (74,505)       586,638    (2,609,055)
Accumulated net realized gain (loss) on
   investments, options and forward foreign
   currency contracts                               928,865,525    (1,646,955)    5,632,442       (968,549)   20,906,983
Unrealized appreciation (depreciation) of
   investments, options and forward foreign
   currency contracts                             2,772,483,373    12,935,256    13,588,072     14,108,959    56,398,082
                                                ---------------  ------------  ------------   ------------  ------------
      NET ASSETS                                $16,903,362,569  $118,121,804  $117,403,658   $116,309,016  $410,314,039
                                                ===============  ============  ============   ============  ============

CLASS A SHARES (no par value: unlimited
   number of shares authorized)**@
Net assets applicable to shares outstanding     $12,003,414,074  $ 85,976,142  $ 90,028,865   $ 96,292,856  $241,327,984
Shares outstanding                                  219,811,191     7,466,442     7,116,229      8,404,159    25,521,088
Net asset value and redemption price per share  $         54.61  $      11.52  $      12.65   $      11.46  $       9.46
                                                ---------------  ------------  ------------   ------------  ------------
Maximum offering price per share (Net asset
   value, plus 4.99% of net asset value or
   4.75% of offering price)                     $         57.33  $      12.09  $      13.28   $      12.03  $       9.93
                                                ---------------  ------------  ------------   ------------  ------------

CLASS B SHARES (no par value: unlimited
   number of shares authorized)**@
Net assets applicable to shares outstanding     $ 1,252,246,576  $  8,868,149  $  9,238,399   $  4,178,896  $ 32,448,897
Shares outstanding                                   22,264,923       780,077       750,688        366,254     3,310,905
Net asset value, offering price and
   redemption price per share                   $         56.24  $      11.37  $      12.31   $      11.41  $       9.80
                                                ---------------  ------------  ------------   ------------  ------------

CLASS C SHARES (no par value: unlimited
   number of shares authorized)**@
Net assets applicable to shares outstanding     $ 3,515,696,754  $ 14,364,834  $ 14,398,449   $  7,141,812  $131,273,531
Shares outstanding                                   67,179,030     1,263,416     1,170,712        626,153    14,142,253
Net asset value, offering price and
   redemption price per share                   $         52.33  $      11.37  $      12.30   $      11.41  $       9.28
                                                ---------------  ------------  ------------   ------------  ------------

CLASS I SHARES (no par value: unlimited
   number of shares authorized)@
Net assets applicable to shares outstanding     $   132,005,165  $  8,912,679  $  3,737,945   $  8,695,452  $  5,263,627
Shares outstanding                                    2,279,733       770,693       292,594        757,921       553,951
Net asset value, offering price and
   redemption price per share                   $         57.90  $      11.56  $      12.78   $      11.47  $       9.50
                                                ---------------  ------------  ------------   ------------  ------------

o Including securities on loan with a value of $2,411,009,112, $21,908,497, $20,505,763, and $40,303,258 for the Growth Fund, Blue Chip Fund, Value Fund, and Global Growth and Income Fund, respectively.

**   Redemption price may be reduced by contingent deferred sales change.

@    Redemption price may be reduced by a redemption fee.

                 See accompanying Notes to Financial Statements


52 SEMIANNUAL REPORT Statements of Assets and Liabilities

                                            Statements of Assets and Liabilities

                                                              GROWTH AND      HIGH YIELD      CONVERTIBLE       MARKET
SEPTEMBER 30, 2005 (UNAUDITED)                                INCOME FUND        FUND            FUND        NEUTRAL FUND
                                                            --------------   ------------   --------------   ------------
ASSETS
Investments, at value (cost $5,397,772,860, $245,763,357,
   $1,126,354,492, $343,347,139, respectively)o             $6,218,875,555   $257,012,142   $1,235,349,500   $331,798,156
Cash with custodian (interest bearing)                              57,515          3,407       12,785,632             --
Restricted cash for open options (interest bearing)                     --        150,000               --        150,000
Restricted cash for short positions (interest bearing)                  --             --               --    154,187,035
Net unrealized appreciation on forward foreign currency
   contracts                                                            --             --          164,970             --
Accrued interest and dividends                                  16,109,434      3,305,515        4,311,112      3,968,843
Receivable for investments sold                                         --             --               --     11,867,226
Receivable for Fund shares sold                                 21,372,794        383,659            5,972         35,706
Prepaid expenses                                                    88,584         33,157           21,192         26,729
Other assets                                                        28,421         23,636           24,543         23,871
                                                            --------------   ------------   --------------   ------------
   Total assets                                              6,256,532,303    260,911,516    1,252,662,921    502,057,566
                                                            --------------   ------------   --------------   ------------
LIABILITIES AND NET ASSETS
Common stocks sold short, at value
   (proceeds $139,262,806)                                              --             --               --    152,273,579
Due to custodian                                                        --             --               --      1,551,542
Payables:
   Investments purchased                                        24,168,400             --       19,976,806      8,888,468
   Fund shares redeemed                                          7,663,317        542,345        2,719,727      1,565,495
   Affiliates:
      Investment advisory fees                                   2,961,545        133,636          621,919        214,180
      Distribution fees                                            264,516         10,806           55,430         14,541
      Other                                                         51,754          2,110           10,071          3,433
   Accounts payable and accrued liabilities                      1,531,678        128,641          271,114        150,330
   Payable upon return of securities loaned                    693,063,438     45,865,015      183,084,217             --
                                                            --------------   ------------   --------------   ------------
         Total liabilities                                     729,704,648     46,682,553      206,739,284    164,661,568
                                                            --------------   ------------   --------------   ------------
         NET ASSETS                                         $5,526,827,655   $214,228,963   $1,045,923,637   $337,395,998
                                                            ==============   ============   ==============   ============
ANALYSIS OF NET ASSETS
Paid in capital                                              4,528,106,881    198,676,131      839,709,554    372,583,221
Undistributed net investment income (loss)                     (30,790,459)      (182,422)     (19,071,649)    (3,494,199)
Accumulated net realized gain (loss) on investments,
   options and forward foreign currency contracts              208,417,209      4,488,916      116,126,397     (7,133,268)
Unrealized appreciation (depreciation) of investments,
   options and forward foreign currency contracts              821,094,024     11,246,338      109,159,335    (24,559,756)
                                                            --------------   ------------   --------------   ------------
         NET ASSETS                                         $5,526,827,655   $214,228,963   $1,045,923,637   $337,395,998
                                                            ==============   ============   ==============   ============
CLASS A SHARES (no par value: unlimited number of shares
   authorized)**@
Net assets applicable to shares outstanding                 $2,890,972,672   $108,157,454   $  451,004,043   $178,280,864
Shares outstanding                                              91,939,743     10,079,392       21,373,661     14,067,440
Net asset value and redemption price per share              $        31.44   $      10.73   $        21.10   $      12.67
                                                            --------------   ------------   --------------   ------------
Maximum offering price per share (Net asset value, plus
   4.99% of net asset value or 4.75% of offering price)     $        33.01   $      11.27   $        22.15   $      13.30
                                                            --------------   ------------   --------------   ------------
CLASS B SHARES (no par value: unlimited number of
   shares authorized)**@
Net assets applicable to shares outstanding                 $  691,085,654   $ 34,119,400   $  185,672,505   $ 34,182,689
Shares outstanding                                              19,876,941      3,101,174        7,763,455      2,591,751
Net asset value, offering price and redemption price per
   share                                                    $        34.77   $      11.00   $        23.92   $      13.19
                                                            --------------   ------------   --------------   ------------
CLASS C SHARES (no par value: unlimited number of
   shares authorized)**@
Net assets applicable to shares outstanding                 $1,831,346,762   $ 70,116,758   $  379,900,216   $ 98,055,644
Shares outstanding                                              57,889,820      6,402,006       17,964,319      7,634,336
Net asset value, offering price and redemption price per
   share                                                    $        31.64   $      10.95   $        21.15   $      12.84
                                                            --------------   ------------   --------------   ------------
CLASS I SHARES (no par value: unlimited number of
   shares authorized)@
Net assets applicable to shares outstanding                 $  113,422,567   $  1,835,351   $   29,346,873   $ 26,876,801
Shares outstanding                                               3,671,464        171,104        1,454,756      2,139,601
Net asset value, offering price and redemption price per
   share                                                    $        30.89   $      10.73   $        20.17   $      12.56
                                                            --------------   ------------   --------------   ------------

o Including securities on loan with a value of $676,068,329, $44,737,085, and $179,084,825, for the Growth and Income Fund, High Yield Fund, and Convertible Fund, respectively.

**   Redemption price may be reduced by contingent deferred sales change.

@    Redemption price may be reduced by a redemption fee.

                 See accompanying Notes to Financial Statements


                       Statements of Assets and Liabilities SEMIANNUAL REPORT 53

Statements of Operations

                                                                                                                       GLOBAL
                                                             GROWTH        BLUE CHIP      VALUE     INTERNATIONAL    GROWTH AND
PERIOD ENDED SEPTEMBER 30, 2005 (UNAUDITED)                   FUND           FUND         FUND       GROWTH FUND    INCOME FUND
                                                         --------------   ----------   ----------   -------------   -----------
INVESTMENT INCOME
Interest                                                 $      472,212   $   30,063   $   48,477    $   106,338    $ 2,237,524
Dividends                                                    35,476,862      842,167      858,689        962,613      1,697,227
Securities lending income                                     2,597,955        6,986        6,442             --        117,205
                                                         --------------   ----------   ----------    -----------    -----------
   Total investment income*                                  38,547,029      879,216      913,608      1,068,951      4,051,956
                                                         --------------   ----------   ----------    -----------    -----------
EXPENSES
Investment advisory fees                                     61,390,582      550,893      560,958        412,611      1,701,640
Distribution fees
   Class A                                                   13,715,958      103,248      108,102         89,024        247,326
   Class B                                                    5,836,550       41,726       42,772          8,118        135,444
   Class C                                                   16,206,016       67,521       68,595         10,522        553,461
Financial accounting fees                                       875,721        6,193        6,327          4,706         19,215
Transfer agent fees                                          10,142,636       47,286       61,721         17,384        189,443
Accounting fees                                                 327,103       13,159       13,288         13,771         16,421
Audit and legal fees                                            190,865       22,354       21,161         20,001         24,761
Custodian fees                                                  440,061        8,257        7,121         26,622         41,442
Printing and mailing fees                                     1,826,084        5,003        7,992          6,315         35,721
Registration fees                                               478,741       30,531       31,323          7,923         42,466
Trustees' fees                                                   54,425        7,525        7,525          7,730          8,044
Offering costs                                                       --           --           --         56,101             --
Other                                                           227,014        5,414        5,597          6,678         11,757
                                                         --------------   ----------   ----------    -----------    -----------
   Total expenses                                           111,711,756      909,110      942,482        687,506      3,027,141
                                                         --------------   ----------   ----------    -----------    -----------
   NET INVESTMENT INCOME (LOSS)                             (73,164,727)     (29,894)     (28,874)       381,445      1,024,815
                                                         ==============   ==========   ==========    ===========    ===========
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) FROM:
Investments                                                 495,890,512     (543,415)   3,550,618       (879,215)     8,553,713
Foreign currency transactions                                        --           --        1,347        (89,334)     8,509,753
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                               1,001,386,801    6,635,462    2,093,097     15,556,697     25,833,014
Foreign currency translations                                        --           --       (1,807)         5,018      3,198,480
                                                         --------------   ----------   ----------    -----------    -----------
   NET GAIN (LOSS) ON INVESTMENTS                         1,497,277,313    6,092,047    5,643,255     14,593,166     46,094,960
                                                         ==============   ==========   ==========    ===========    ===========
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       $1,424,112,586   $6,062,153   $5,614,381    $14,974,611    $47,119,775
                                                         ==============   ==========   ==========    ===========    ===========

*    Net of foreign taxes withheld of $612,052, $30,748, $108,655, and $133,791 for the Growth Fund, Value Fund, International Growth Fund, and Global Growth and Income Fund, respectively.

                 See accompanying Notes to Financial Statements


54 SEMIANNUAL REPORT Statements of Operations

                                                        Statements of Operations

PERIOD ENDED SEPTEMBER 30, 2005           GROWTH AND    HIGH YIELD    CONVERTIBLE      MARKET
(UNAUDITED)                               INCOME FUND      FUND          FUND       NEUTRAL FUND
--------------------------------------   ------------   ----------   ------------   ------------
INVESTMENT INCOME
Interest                                 $ 31,325,018   $6,260,084   $  7,349,214   $10,564,216
Dividends                                  22,252,807    1,103,586      5,683,436       761,466
Securities lending income                   1,592,454       86,062        244,498            --
                                         ------------   ----------   ------------   -----------
   Total investment income*                55,170,279    7,449,732     13,277,148    11,325,682
                                         ------------   ----------   ------------   -----------
EXPENSES
Investment advisory fees                   16,967,137      796,723      3,879,937     1,500,471
Distribution fees
   Class A                                  3,330,145      137,545        583,727       275,649
   Class B                                  3,267,016      156,057        941,511       182,191
   Class C                                  8,453,541      347,065      1,958,475       555,051
Financial accounting fees                     290,033       11,965         60,681        22,459
Transfer agent fees                         2,517,405      119,556        490,203       158,701
Accounting fees                               110,167       14,140         30,787        17,416
Audit and legal fees                           75,975       23,477         30,853        24,046
Custodian fees                                167,232        8,901         24,617        10,676
Printing and mailing fees                     583,103       18,882         90,228        27,969
Registration fees                             135,951       36,383         31,615        28,087
Trustees' fees                                 22,224        7,801         10,310         8,351
Dividend expense on short positions                --           --             --     1,226,294
Other                                          83,917        9,605         24,652        12,871
   Total expenses                          36,003,846    1,688,100      8,157,596     4,050,232
                                         ------------   ----------   ------------   -----------
   NET INVESTMENT INCOME (LOSS)            19,166,433    5,761,632      5,119,552     7,275,450
                                         ============   ==========   ============   ===========

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) FROM:
Investments                               165,154,834    2,573,649     76,787,663    17,197,031
Foreign currency transactions                  (3,222)     (11,673)     2,705,283            --
Short positions                                    --           --             --   (15,695,344)

CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION ON:
Investments                               214,168,611    1,024,950    (30,699,959)   (5,311,621)
Foreign currency translations                 (14,327)      (8,062)       789,702            --
Short Positions                                    --           --             --     2,314,829

   NET GAIN (LOSS) ON INVESTMENTS         379,305,896    3,578,864     49,582,689    (1,495,105)
                                         ------------   ----------   ------------   -----------
   NET INCREASE (DECREASE) IN NET
      ASSETS RESULTING FROM OPERATIONS   $398,472,329   $9,340,496   $ 54,702,241   $ 5,780,345
                                         ============   ==========   ============   ===========

*    Net of foreign taxes withheld of $457,334 for the Growth &Income Fund.

                 See accompanying Notes to Financial Statements


                                   Statements of Operations SEMIANNUAL REPORT 55

Statements of Changes in Net Assets

                                                           GROWTH FUND                        BLUE CHIP FUND
                                               -----------------------------------   --------------------------------
                                                  (unaudited)                          (unaudited)
                                               Six Months Ended      Year Ended      Six Months Ended     Year Ended
                                                 Sept.30,2005       March 31,2005      Sept.30,2005     March 31,2005
                                               ----------------   ----------------   ----------------   -------------
OPERATIONS
Net investment income (loss)                   $   (73,164,727)   $  (107,830,319)     $    (29,894)     $    69,171
Net realized gain (loss) from investments,
   options and foreign currency transactions       495,890,512        479,472,890          (543,415)      (1,080,721)
Change in net unrealized appreciation/
   depreciation on investments, options and
foreign currency translations                    1,001,386,801        179,911,253         6,635,462        6,050,699
                                               ---------------    ---------------      ------------      -----------
Net increase (decrease) in net assets
   resulting from operations                     1,424,112,586        551,553,824         6,062,153        5,039,149
                                               ---------------    ---------------      ------------      -----------
DISTRIBUTIONS TO SHAREHOLDERS
NET INVESTMENT INCOME
   Class A                                                  --                 --                --          (63,962)
   Class B                                                  --                 --                --               --
   Class C                                                  --                 --                --               --
   Class I                                                  --                 --                --           (4,058)
NET REALIZED GAINS
   Class A                                                  --        (24,554,337)               --               --
   Class B                                                  --         (2,726,788)               --               --
   Class C                                                  --         (7,655,607)               --               --
   Class I                                                  --           (416,810)               --               --
                                               ---------------    ---------------      ------------      -----------
   Total distributions                                      --        (35,353,542)               --          (68,020)
                                               ---------------    ---------------      ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS                    1,012,675,503      5,405,164,139        13,008,542       55,438,181
                                               ===============    ===============      ============      ===========
TOTAL INCREASE (DECREASE) IN NET ASSETS          2,436,788,089      5,921,364,421        19,070,695       60,409,310
                                               ---------------    ---------------      ------------      -----------
NET ASSETS
Beginning of period                            $14,466,574,480    $ 8,545,210,059      $ 99,051,109      $38,641,799
                                               ---------------    ---------------      ------------      -----------
End of period                                   16,903,362,569     14,466,574,480       118,121,804       99,051,109
                                               ---------------    ---------------      ------------      -----------
Undistributed net investment income (loss)     $   (73,182,486)   $       (17,759)     $    (61,455)     $   (31,561)

                 See accompanying Notes to Financial Statements


56 SEMIANNUAL REPORT Statements of Changes in Net Assets

                                             Statements of Changes in Net Assets

                                                                                                    INTERNATIONAL
                                                                  VALUE FUND                         GROWTH FUND
                                                     ---------------------------------   ----------------------------------
                                                        (unaudited)                         (unaudited)
                                                     Six Months Ended     Year Ended     Six Months Ended    Period Ended
                                                      Sept. 30, 2005    March 31, 2005    Sept. 30, 2005    March 31, 2005*
                                                     ----------------   --------------   ----------------   ---------------
OPERATIONS
Net investment income (loss)                           $    (28,874)     $    (53,592)     $    381,445       $    42,525
Net realized gain (loss) from investments,
   options and foreign currency transactions              3,551,965         2,107,674          (968,549)          162,668
Change in net unrealized appreciation/depreciation
   on investments, options and foreign
   currency translations                                  2,091,290         3,954,811        15,561,715        (1,452,756)
                                                       ------------      ------------      ------------       -----------
   Net increase (decrease) in net assets
      resulting from operations                           5,614,381         6,008,893        14,974,611        (1,247,563)
                                                       ------------      ------------      ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS
NET INVESTMENT INCOME
   Class A                                                       --                --                --                --
   Class B                                                       --                --                --                --
   Class C                                                       --                --                --                --
   Class I                                                       --                --                --                --
NET REALIZED GAINS
   Class A                                                       --                --                --                --
   Class B                                                       --                --                --                --
   Class C                                                       --                --                --                --
   Class I                                                       --                --                --                --
                                                       ------------      ------------      ------------       -----------
   Total distributions                                           --                --                --                --
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS                          (90,826)       52,627,143        50,581,968        52,000,000
                                                       ============      ============      ============       ===========
TOTAL INCREASE (DECREASE) IN NET ASSETS                   5,523,555        58,636,036        65,556,579        50,752,437
                                                       ------------      ------------      ------------       -----------
NET ASSETS
Beginning of period                                    $111,880,103      $ 53,244,067      $ 50,752,437       $        --
                                                       ------------      ------------      ------------       -----------
End of period                                           117,403,658       111,880,103       116,309,016        50,752,437
                                                       ------------      ------------      ------------       -----------
Undistributed net investment income (loss)             $    (74,505)     $    (45,631)     $    586,638       $   205,193

*    The International Growth Fund commenced operations on March 16, 2005.

                 See accompanying Notes to Financial Statements


                        Statements of Changes in Net Assets SEMIANNUAL REPORT 57

Statements of Changes in Net Assets

                                                                GLOBAL GROWTH
                                                               AND INCOME FUND                GROWTH AND INCOME FUND
                                                     ---------------------------------  ---------------------------------
                                                        (unaudited)                       (unaudited)
                                                     Six Months Ended     Year Ended    Six Months Ended     Year Ended
                                                      Sept. 30, 2005    March 31, 2005   Sept. 30, 2005    March 31, 2005
                                                     ----------------   --------------  ----------------   --------------
OPERATIONS
Net investment income (loss)                           $  1,024,815      $  3,645,608    $   19,166,433    $   46,159,006
Net realized gain (loss) from investments,
   options and foreign currency transactions             17,063,466        (6,165,349)      165,151,612        24,654,210
Change in net unrealized appreciation/depreciation
   on investments, options and
   foreign currency translations                         29,031,494         9,892,195       214,154,284       123,616,149
                                                       ------------      ------------    --------------    --------------
   Net increase (decrease) in net assets
      resulting from operations                          47,119,775         7,372,454       398,472,329       194,429,365
                                                       ------------      ------------    --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS
NET INVESTMENT INCOME
   Class A                                                       --                --       (27,633,338)      (31,570,237)
   Class B                                                       --                --        (2,553,282)       (4,095,250)
   Class C                                                       --                --        (8,492,262)      (12,024,671)
   Class I                                                       --                --        (1,118,382)         (886,470)
NET REALIZED GAINS
   Class A                                                       --           (61,215)               --       (12,932,049)
   Class B                                                       --            (8,235)               --        (3,041,273)
   Class C                                                       --           (38,088)               --        (8,156,178)
   Class I                                                       --            (1,795)               --          (333,968)
                                                       ------------      ------------    --------------    --------------
   Total distributions                                           --          (109,333)      (39,797,264)      (73,040,096)
NET INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL SHARE TRANSACTIONS                            48,580,531       131,966,385       250,805,424       918,555,672
                                                       ------------      ------------    --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  95,700,306       139,229,506       609,480,489     1,039,944,941
                                                       ============      ============    ==============    ==============
NET ASSETS
Beginning of period                                    $314,613,733      $175,384,227    $4,917,347,166    $3,877,402,225
                                                       ------------      ------------    --------------    --------------
End of period                                           410,314,039       314,613,733     5,526,827,655     4,917,347,166
                                                       ------------      ------------    --------------    --------------
Undistributed net investment income (loss)             $ (2,609,055)     $ (3,633,870)   $  (30,790,459)   $  (10,159,628)

                 See accompanying Notes to Financial Statements


58 SEMIANNUAL REPORT Statements of Changes in Net Assets

                                             Statements of Changes in Net Assets

                                                              HIGH YIELD FUND                     CONVERTIBLE FUND
                                                     ---------------------------------   ---------------------------------
                                                        (unaudited)                         (unaudited)
                                                     Six Months Ended     Year Ended     Six Months Ended     Year Ended
                                                      Sept. 30, 2005    March 31, 2005    Sept. 30, 2005    March 31, 2005
                                                     ----------------   --------------   ----------------   --------------
OPERATIONS
Net investment income (loss)                           $  5,761,632      $ 12,178,309     $    5,119,552    $   18,031,142
Net realized gain (loss) from investments,
   options and foreign currency transactions              2,561,976         2,912,592         79,492,946        69,360,513
Change in net unrealized appreciation/depreciation
   on investments, options and
   foreign currency translations                          1,016,888        (4,977,147)       (29,910,257)     (117,954,824)
                                                       ------------      ------------     --------------    --------------
   Net increase (decrease) in net
      assets resulting from operations                    9,340,496        10,113,754         54,702,241       (30,563,169)
                                                       ------------      ------------     --------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS

NET INVESTMENT INCOME
   Class A                                               (5,453,704)       (5,301,418)       (10,127,871)       (9,538,727)
   Class B                                               (1,280,784)       (1,173,446)        (2,484,924)       (1,898,484)
   Class C                                               (2,899,301)       (3,173,264)        (6,243,100)       (5,133,474)
   Class I                                                  (87,807)         (149,472)          (776,302)         (898,113)
NET REALIZED GAINS
   Class A                                                       --        (1,544,731)                --       (26,586,043)
   Class B                                                       --          (372,742)                --        (8,927,935)
   Class C                                                       --        (1,023,477)                --       (22,020,753)
   Class I                                                       --           (39,613)                --        (2,252,300)
                                                       ------------      ------------     --------------    --------------
   Total distributions                                   (9,721,596)      (12,778,163)       (19,632,197)      (77,255,829)
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL SHARE TRANSACTIONS                (6,211,291)       28,525,518       (132,070,469)     (181,801,850)
                                                       ------------      ------------     --------------    --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  (6,592,391)       25,861,109        (97,000,425)     (289,620,848)
                                                       ============      ============     ==============    ==============
NET ASSETS
Beginning of period                                    $220,821,354      $194,960,245     $1,142,924,062    $1,432,544,910
End of period                                           214,228,963       220,821,354      1,045,923,637     1,142,924,062
Undistributed net investment income (loss)             $   (182,422)     $  3,777,542     $  (19,071,649)   $   (4,559,004)

                 See accompanying Notes to Financial Statements


                        Statements of Changes in Net Assets SEMIANNUAL REPORT 59

Statements of Changes in Net Assets

                                                            MARKET NEUTRAL FUND
                                                     ---------------------------------
                                                        (unaudited)
                                                     Six Months Ended     Year Ended
                                                      Sept. 30, 2005    March 31, 2005
                                                     ----------------   --------------
OPERATIONS
Net investment income (loss)                          $   7,275,450     $  19,135,089
Net realized gain (loss) from investments,
   options and foreign currency transactions              1,501,687         5,245,341
Change in net unrealized appreciation/depreciation
   on investments, options and
   foreign currency translations                         (2,996,792)      (31,194,713)
                                                      -------------     -------------
   Net increase (decrease) in net
      assets resulting from operations                    5,780,345        (6,814,283)
                                                      -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS
NET INVESTMENT INCOME
   Class A                                              (11,438,011)      (20,704,798)
   Class B                                               (1,494,672)       (2,320,399)
   Class C                                               (4,809,466)       (8,424,516)
   Class I                                               (1,673,481)       (2,471,652)
NET REALIZED GAINS
   Class A                                                       --       (11,589,910)
   Class B                                                       --        (1,485,912)
   Class C                                                       --        (5,242,115)
   Class I                                                       --        (1,394,948)
                                                      -------------     -------------
   Total distributions                                  (19,415,630)      (53,634,250)
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL SHARE TRANSACTIONS              (137,637,871)     (130,668,008)
                                                      -------------     -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (151,273,156)     (191,116,541)
                                                      =============     =============
NET ASSETS
Beginning of period                                   $ 488,669,154     $ 679,785,695
End of period                                           337,395,998       488,669,154
Undistributed net investment income (loss)            $  (3,494,199)    $   8,645,981

                 See accompanying Notes to Financial Statements


60 SEMIANNUAL REPORT Statements of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of nine series, CALAMOS Growth Fund, CALAMOS Blue Chip Fund, CALAMOS Value Fund, CALAMOS International Growth Fund, CALAMOS Global Growth and Income Fund, CALAMOS Growth and Income Fund, CALAMOS High Yield Fund, CALAMOS Convertible Fund, and CALAMOS Market Neutral Fund (the "Funds"). Each fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust currently offers Class A, Class B, Class C and Class I shares of each of the Funds. The CALAMOS Convertible Fund and CALAMOS Market Neutral Fund are closed to all new investments, subject to the exceptions enumerated in the Prospectus.

PORTFOLIO VALUATION. In computing the net asset value of the Funds, portfolio securities that are traded on a securities exchange in the United States, except an option security, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Funds' may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Funds' pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds' net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.


                              Notes to Financial Statements SEMIANNUAL REPORT 61

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Except for securities of foreign issuers valued by a pricing service, values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, foreign currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Funds may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that each Fund pays a premium whether or not the option is exercised. Additionally, each of the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

ALLOCATION OF EXPENSES BETWEEN CLASSES. Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class of a Fund are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day plus current day fund share activity.

USE OF ESTIMATES. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

INCOME TAXES. No provision has been made for income taxes because the Trust's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders substantially all of its taxable income and gains.


62 SEMIANNUAL REPORT Notes to Financial Statements

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these "book/tax" differences are permanent in nature such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. The Funds also may treat a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Financial records are not adjusted for temporary differences.

INDEMNIFICATIONS. Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. Each Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

NOTE 2 - INVESTMENT ADVISER AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC ("Calamos Advisors"), each Fund pays a monthly investment advisory fee based on the average daily net assets of each Fund, computed as follows: The Growth and Income Fund, Convertible Fund, and Market Neutral Fund fees are at the annual rate of 0.75% of the first $500 million of average daily net assets, 0.70% of the next $500 million of average daily net assets, 0.65% of average daily net assets in excess of $1 billion. The High Yield Fund fee is at the annual rate of 0.75% of the Fund's average daily net assets. The Growth Fund pays a fee at the annual rate of 1.00% of the first $500 million of the Growth Fund's average daily net assets, .90% of the next $500 million of average daily net assets, ..80% of the next $5 billion of average daily net assets (average daily net assets in excess of $1 billion to $6 billion), .78% of the next $5 billion of average daily net assets (average daily net assets in excess of $6 billion to $11 billion), .76% of the next $5 billion of average daily net assets (average daily net assets in excess of $11 billion to $16 billion), .74% of the next $5 billion of average daily net assets (average daily net assets in excess of $16 billion to $21 billion), .72% of the next $5 billion of average daily net assets (average daily net assets in excess of $21 billion to $26 billion) and .70% of average daily net assets in excess of $26 billion. The Blue Chip Fund, Value Fund, and Global Growth and Income Fund fees are at the annual rate of 1.00% of each Fund's average daily net assets.

The International Growth Fund pays a fee based on average daily net assets of the Fund that is accrued daily and paid on a monthly basis, except for the performance fee, which will be accrued and paid on a monthly basis beginning in March 2006. The performance adjustment equally increases or decreases the management fee, on a monthly basis, by 1/12 of 0.03% of the Fund's average daily net assets for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index ("Index") on an annualized basis, respectively. The base fee is at the annual rate of 1.00% of the first $500 million of International Growth Fund's average daily net assets, 0.95% of the next $500 million of average daily net assets, 0.90% of the next $5 billion of average daily net assets (average daily net assets in excess of $1 billion to $6 billion), 0.88% of the next $5 billion of average daily net assets (average daily net assets in excess of $6 billion to $11 billion), 0.86% of the next $5 billion of average daily net assets (average daily net assets in excess of $11 billion to $16 billion), 0.84% of the next $5 billion of average daily net assets (average daily net assets in excess of $16 billion to $21 billion), 0.82% of the next $5 billion of average daily net assets (average daily net assets in excess of $21 billion to $26 billion) and 0.80% of average daily net assets in excess of $26 billion.

The performance adjustment rate is calculated by comparing over the performance period the Fund's performance to that of the Index. The performance period for International Growth Fund commenced at the beginning of its first full month of operation and will eventually include 36 months. Starting with twelfth month, the performance adjustment takes effect. Each month subsequent to the twelfth month, new month is added to the performance period until the performance period includes 36 months. Thereafter, the performance period consists of the most recent month plus the previous 35 months.


                              Notes to Financial Statements SEMIANNUAL REPORT 63

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate is +/-0.30% of International Growth Fund's average daily net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average daily net assets over the performance period, and the resulting dollar amount is then added to or subtracted from the base fee. CALAMOS ADVISORS may receive a positive performance adjustment even if the Fund has a negative return over a performance period if it otherwise outperforms the Index during that period.

Calamos Advisors receives a fee payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets; 0.0150% on the next $1 billion of combined assets; and 0.0110% on combined assets above $2 billion for financial accounting services. For purposes of this calculation combined assets means the net assets of Calamos Investment Trust, Calamos Advisors Trust, and the managed net assets of Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, and Calamos Convertible Opportunities and Income Fund. Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking, and reporting tax adjustments on all assets and monitoring trustee deferred compensation plan accruals and valuations. The Funds pay their pro rata share of the financial accounting services fee payable to Calamos Advisors based on average net assets of the Funds.

Effective August 1, 2005, the Trust began reimbursing the advisor for compensation paid to the Chief Compliance Officer of the Trust. This compensation is reported as part of "Other" expenses on the Statement of Operations.

Calamos Advisors has contractually agreed to limit the annual ordinary operating expenses of each Fund, as a percentage of the average daily net assets of the particular class of shares, to 1.75% for Class A shares, 2.50% for Class B shares, 2.50% for Class C shares, and 1.50% for Class I shares through August 31, 2006. As of September 30, 2005, there were no expenses waived or absorbed.

As Distributor, CALAMOS FINANCIAL SERVICES LLC ("CFS") assumed all expenses of personnel, office space, office facilities and equipment incidental to such service. Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 whereby the Fund pays to CFS an annual distribution and/or service fee of 0.25% of the average daily net assets of the Fund's Class A shares and an annual service fee of 0.25% and an annual distribution fee of 0.75% of the average daily net assets of the Fund's Class B shares and Class C shares.

CFS also receives a sales commission and/or an underwriting fee on certain sales of each Fund's Class A shares. During the six months ended September 30, 2005, CFS received commissions and distribution fees of $2,211,818, $15,820, $15,355 $41,446, $61,291, $881,282 and $31,533 from the sale of shares of Growth Fund, Blue Chip Fund, Value Fund, International Growth Fund, Global Growth and Income Fund, Growth and Income Fund and High Yield Fund, respectively.

Furthermore, pursuant to an agreement with US Bancorp Fund Services, LLC, the Funds' transfer agent ("US Bancorp"), CFS provides certain shareholder administrative services to US Bancorp. Effective as of September 1, 2005, CFS will receive an annual fee of $175,000, paid in monthly installments, for providing of these services. Also, US Bancorp pays license fees to unaffiliated third parties for CFS' utilization of certain transfer agent and phone systems in the providing of these services. The fees paid to CFS and the payment of license fees to third parties are borne by US Bancorp. The Funds have not assumed or incurred any additional expenses in connection with CFS providing these services to US Bancorp and the transfer agency fees payable by the Funds to US Bancorp have not increased as a result thereof.

Certain officers and trustees of the Trust are also officers and directors of CFS and Calamos Advisors. All officers and affiliated trustees serve without direct compensation from the Trust. The Funds' Statement of Additional Information contains additional information about the Funds' trustees and is available upon request without charge by calling our toll free number (800) 582-6959.

Certain affiliates of the advisor hold material investments in the Funds. As of September 30, 2005 affiliates of the advisor held 15%, 17% and 49% of the outstanding shares for the Blue Chip Fund, Value Fund and International Growth Fund, respectively.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a trustee who is not an "interested person" of Calamos Advisors and has elected to participate in the Plan (a "participating trustee") may defer receipt of all or a portion of his compensation from the Trust. The deferred compensation payable to the participating trustee is credited to the trustee's deferral account as of the business day such compensation would have been paid to the participating trustee. The value of a participating trustee's deferred


64 SEMIANNUAL REPORT Notes to Financial Statements

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the Funds of the Calamos Investment Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee's beneficiaries. Deferred compensation investments of $38,429 for the Growth Fund, $13,360 for the Blue Chip Fund, $21,263 for the Value Fund, $4,289 for the International Growth Fund, $23,751 for the Global Growth and Income Fund, $28,421 for the Growth and Income Fund, $23,636 for the High Yield Fund, $24,543 for the Convertible Fund and $23,871 for the Market Neutral Fund are included in "Other assets" on the Statements of Assets and Liabilities at September 30, 2005. Each Fund's obligation to make payments under the Plan is a general obligation of that Fund and is included in "Accounts payable and accrued liabilities" on the Statement of Assets and Liabilities at September 30, 2005.

NOTE 3 - INVESTMENTS

Purchases and sales of investments, other than short-term investments by the Funds for the six months ended September 30, 2005 were as follows:

                                                         INTERNATIONAL     GLOBAL
                   GROWTH       BLUE CHIP      VALUE        GROWTH       GROWTH AND
                    FUND           FUND         FUND         FUND        INCOME FUND
               --------------  -----------  -----------  -------------  ------------
Purchases      $8,118,287,608  $29,215,630  $29,300,261  $140,295,956   $243,522,372
Proceeds
   from sales   7,177,925,330   15,212,134   25,009,942    83,062,244    202,900,269

                                                              MARKET
                 GROWTH AND     HIGH YIELD    CONVERTIBLE     NEUTRAL
                 INCOME FUND       FUND          FUND          FUND
               --------------  ------------  ------------  ------------
Purchases      $1,878,623,887  $101,621,266  $335,571,981  $227,753,018
Proceeds
   from sales   1,637,190,426   111,646,822   499,804,966   172,272,088

The cost basis of investments for Federal income tax purposes at September 30, 2005 was as follows:

                                                                INTERNATIONAL     GLOBAL
                        GROWTH        BLUE CHIP       VALUE         GROWTH      GROWTH AND
                         FUND           FUND          FUND           FUND       INCOME FUND
                   ---------------  ------------  ------------  -------------  ------------
Cost basis of
   investments     $16,565,143,254  $128,402,859  $125,017,419   $101,870,008  $394,062,134
                   ---------------  ------------  ------------   ------------  ------------
Gross
   unrealized
   appreciation    $ 3,062,214,381  $ 17,078,660  $ 15,390,105     15,257,710  $ 61,285,254
Gross unrealized
  depreciation        (289,731,008)   (4,198,989)   (1,800,944)    (1,152,960)   (6,002,510)
                   ---------------  ------------  ------------   ------------  ------------
Net unrealized
   appreciation
   (depreciation)  $ 2,772,483,373  $ 12,879,671  $ 13,589,161   $ 14,104,750  $ 55,282,744
                   ---------------  ------------  ------------   ------------  ------------

                                                                    MARKET
                     GROWTH AND     HIGH YIELD     CONVERTIBLE      NEUTRAL
                     INCOME FUND       FUND           FUND           FUND
                   --------------  ------------  --------------  ------------
Cost basis of
   investments     $5,425,360,569  $246,377,019  $1,137,686,206  $357,483,928
                   --------------  ------------  --------------  ------------
Gross
   unrealized
   appreciation    $  868,340,384  $ 12,854,449  $  117,167,350  $ 15,540,007
Gross unrealized
  depreciation        (74,825,398)   (2,219,326)    (19,504,056)  (41,225,779)
                   --------------  ------------  --------------  ------------
Net unrealized
   appreciation
   (depreciation)  $  793,514,986  $ 10,635,123  $   97,663,294  $(25,685,772)
                   --------------  ------------  --------------  ------------

*    Cost basis of investments for Market Neutral is net of short positions.


                              Notes to Financial Statements SEMIANNUAL REPORT 65

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions for the period ended September 30, 2005 will be determined at the end of the funds current fiscal year. Distributions during the fiscal year ended March 31, 2005 were characterized for federal income tax purposes as follows:

                                                                                GLOBAL
                                         BLUE CHIP   VALUE   INTERNATIONAL    GROWTH AND
                           GROWTH FUND      FUND      FUND    GROWTH FUND    INCOME FUND
                               2005         2005      2005        2005           2005
                           -----------   ---------   -----   -------------   -----------
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME
      Class A              $        --    $63,962     $--         $--          $     --
      Class B                       --         --      --          --                --
      Class C                       --         --      --          --                --
      Class I                       --      4,058      --          --                --
                           -----------    -------     ---         ---          --------
                           $        --    $68,020     $--         $--          $     --
                           -----------    -------     ---         ---          --------

LONG-TERM CAPITAL GAIN
      Class A              $24,554,337    $    --     $--         $--          $ 61,215
      Class B                2,726,788         --      --          --             8,235
      Class C                7,655,607         --      --          --            38,088
      Class I                  416,810         --      --          --             1,795
                           -----------    -------     ---         ---          --------
                           $35,353,542    $    --     $--         $--          $109,333
                           -----------    -------     ---         ---          --------

                            GROWTH AND    HIGH YIELD   CONVERTIBLE      MARKET
                           INCOME FUND       FUND          FUND      NEUTRAL FUND
                               2005          2005          2005          2005
                           -----------   -----------   -----------   ------------
DISTRIBUTIONS PAID FROM:
   ORDINARY INCOME
      Class A              $40,207,810   $ 5,301,418   $17,797,687    $32,294,708
      Class B                6,126,572     1,173,446     4,671,344      3,806,311
      Class C               17,472,333     3,173,264    11,974,180     13,666,631
      Class I                1,109,533       149,472     1,597,791      3,866,600
                           -----------   -----------   -----------    -----------
                           $64,916,248   $ 9,797,600   $36,041,002    $53,634,250
                           -----------   -----------   -----------    -----------

LONG-TERM CAPITAL GAIN
      Class A              $ 4,294,476   $ 1,544,731   $18,327,083    $        --
      Class B                1,009,951       372,742     6,155,075             --
      Class C                2,708,516     1,023,477    15,180,047             --
      Class I                  110,905        39,613     1,552,622             --
                           -----------   -----------   -----------    -----------
                           $ 8,123,848   $ 2,980,563   $41,214,827    $        --
                           -----------   -----------   -----------    -----------


66 SEMIANNUAL REPORT Notes to Financial Statements

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Funds intend to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. For the year ended March 31, 2005, the Funds utilized capital loss carryforwards as follows:

                                                     INTERNATIONAL     GLOBAL                                           MARKET
                                 BLUE CHIP   VALUE       GROWTH      GROWTH AND   GROWTH AND  HIGH YIELD  CONVERTIBLE  NEUTRAL
                    GROWTH FUND     FUND      FUND        FUND      INCOME FUND  INCOME FUND     FUND         FUND       FUND
                    -----------  ---------  -------  -------------  -----------  -----------  ----------  -----------  -------
                    $11,154,218     $--     $28,858       $--           $--          $--          $--         $--        $--

As of March 31, 2005, the Funds had capital loss carryforwards which, if not used, will expire as follows:

                                                       INTERNATIONAL     GLOBAL                                            MARKET
                                   BLUE CHIP    VALUE      GROWTH      GROWTH AND   GROWTH AND  HIGH YIELD  CONVERTIBLE   NEUTRAL
                    GROWTH FUND       FUND       FUND       FUND      INCOME FUND  INCOME FUND     FUND         FUND        FUND
                    -----------  -------------  -----  -------------  -----------  -----------  ----------  -----------  ---------
2013                    $--       $(1,037,207)   $--        $--           $--          $--          $--      $--         $(295,148)

The Funds had deferred post-October losses occurring subsequent to March 31, 2005. For tax purposes, such losses were treated as having occurred on April 1, 2005. As of March 31, 2005, post-October losses were as follows:

                                                          GLOBAL                                             MARKET
                                   BLUE CHIP    VALUE   GROWTH AND   GROWTH AND  HIGH YIELD  CONVERTIBLE    NEUTRAL
                    GROWTH FUND       FUND       FUND  INCOME FUND  INCOME FUND     FUND         FUND         FUND
                    -----------  -------------  -----  -----------  -----------  ----------  -----------  -----------
Capital                 $--           $--        $ --  $        --  $        --  $      --   $        --  $(8,997,837)
Currency                 --            --          --   (4,203,990)          --    (10,840)   (1,316,401)          --
Contingent Payment
   Debt Instrument       --            --          --     (142,902)  (2,811,771)  (175,310)   (2,305,966)          --

NOTE 5 - SHORT SALES

Securities sold short represent obligations to purchase the securities at a future date at then prevailing prices. A Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the statement of operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

So long as the short position is open, the Fund must adjust daily the value of the segregated account so that the amount deposited in it, plus any amount deposited with the broker as collateral, will equal the current market value of the security sold short. However, the value of the segregated account may not be reduced below the point at which the segregated account, plus any amount deposited with the broker, is equal to the market value of the securities sold short at the time they were sold short.

NOTE 6 - FORWARD FOREIGN CURRENCY CONTRACTS

Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The counterparty to all forward foreign currency contracts at September 30, 2005, was a multinational bank.


                              Notes to Financial Statements SEMIANNUAL REPORT 67

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

As of September 30, 2005, the Global Growth and Income Fund had the following open forward foreign currency contracts:

                         SETTLEMENT        LOCAL        CURRENT     UNREALIZED
                            DATE         CURRENCY        VALUE     GAIN (LOSS)
                         ----------   -------------   ----------   -----------
SHORT CONTRACTS
Australian Dollar         10/27/05       14,065,000   10,711,965    $(100,097)
Brazilian Real            10/27/05        2,377,000    1,059,593     (104,973)
British Pound Sterling    10/27/05       15,970,000   28,151,156     (199,852)
Canadian Dollar           10/27/05        2,195,000    1,890,350     (106,667)
Euro                      10/27/05       46,735,000   56,235,741      487,229
Hong Kong Dollar          10/27/05       62,255,000    8,014,212       (4,724)
Hungarian Forint          10/27/05      895,210,000    4,306,578      120,813
Indonesian Rupiah         10/27/05      208,700,000    4,748,536       28,168
Japanese Yen              10/27/05    6,635,885,000   58,633,999      985,540
Singapore Dollar          10/27/05        2,800,000    1,657,033       33,013
Swedish Krona             10/27/05       29,575,000    3,822,638      (31,214)
Swiss Franc               10/27/05       32,595,000   25,246,004      201,697
Taiwanese Dollar          10/27/05      323,830,000    9,779,643      412,370
                                                                    ----------
                                                                    $1,721,303

As of September 30, 2005, the Convertible Fund had the following open forward foreign currency contracts:

                         SETTLEMENT        LOCAL        CURRENT      UNREALIZED
                            DATE         CURRENCY        VALUE      GAIN (LOSS)
                         ----------   -------------   -----------   -----------
SHORT CONTRACTS
British Pound Sterling    10/27/05      11,700,000    $20,624,203    $(145,796)
Euro                      10/27/05       8,720,000     10,492,686       84,500
Swiss Franc               10/27/05      40,510,000     31,376,457      226,266
                                                                     ---------
                                                                     $ 164,970

NOTE 7 - SYNTHETIC CONVERTIBLE SECURITIES

The Funds may establish a "synthetic" convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component") and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in non-convertible, fixed income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Funds may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Funds may purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.


68 SEMIANNUAL REPORT Notes to Financial Statements

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 8 - SECURITIES LENDING

For the six months ended September 30, 2005 the Funds loaned certain of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Fund lends securities. At September 30, 2005, the Growth Fund, Blue Chip Fund, Value Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund, and Convertible Fund had securities valued at $2,411,009,112, $21,908,497, $20,505,763, $40,303,258, $676,068,329, $44,737,085, and,
$179,084,825, respectively, on loan to broker-dealers and banks and Growth Fund, Blue Chip Fund, Value Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield and Convertible Fund had $2,451,221,285, $22,489,467, $21,163,297, $41,175,859, $693,063,438, $45,865,015 and $183,084,217,
respectively, in cash collateral.

NOTE 9 - REDEMPTION FEE

A redemption of Class A, Class B, Class C and Class I shares of a Fund (except shares purchased with reinvested dividends or distributions) held for five days or less may be subject to a redemption fee of 2% of the redemption proceeds that will be deducted from those proceeds. The redemption fee is intended to deter short-term trading. The redemption fee is also intended to offset portfolio transaction costs, market impact, and other costs associated with short-term trading. If the shares redeemed were purchased on different days, the shares held shortest will be redeemed first for purposes of determining whether the redemption fee applies. The redemption fee is not a sales charge; it is retained by the Fund and reflected as an addition to paid in capital and does not benefit the Funds Advisor or any other third party.

For the six months ended September 30, 2005, the redemption fees collected by the Funds were as follows:

                                        INTERNATIONAL      GLOBAL                                               MARKET
           GROWTH   BLUE CHIP   VALUE       GROWTH       GROWTH AND    GROWTH AND   HIGH YIELD   CONVERTIBLE   NEUTRAL
            FUND       FUND      FUND        FUND       INCOME FUND   INCOME FUND      FUND          FUND        FUND
          -------   ---------   -----   -------------   -----------   -----------   ----------   -----------   -------
Class A   $20,680      $14       $ --       $1,075          $289         $4,129       $1,343         $--         $--
Class B       465       --         --            1            51             82            6          --          --
Class C     1,658       --        272           --            --             22          249          --          --
Class I        --       --         --           --            --             --           --          --          --


                              Notes to Financial Statements SEMIANNUAL REPORT 69

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 10 - CAPITAL SHARE TRANSACTIONS

The following table summarizes the activity in capital shares of the Funds:

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005

                                  GROWTH                      BLUE CHIP                    VALUE
                                   FUND                          FUND                       FUND
                      -----------------------------   -------------------------   -----------------------
A SHARES                 SHARES         DOLLARS         SHARES        DOLLARS      SHARES       DOLLARS
--------              -----------   ---------------   ----------   ------------   --------   ------------
Shares sold            40,833,392   $ 2,083,658,844    1,547,237   $ 17,039,404    629,600   $  7,740,487
Shares issued in
   reinvestment of
   distributions               --                --           --             --         --             --
Less shares
   redeemed           (24,642,243)   (1,263,292,332)  (1,118,301)   (12,404,352)  (842,941)   (10,077,793)
                      -----------   ---------------   ----------   ------------   --------   ------------
Increase (decrease)    16,191,149   $   820,366,512      428,936   $  4,635,052   (213,341)  $ (2,337,306)
                      -----------   ---------------   ----------   ------------   --------   ------------

B SHARES                 SHARES         DOLLARS         SHARES        DOLLARS      SHARES       DOLLARS
--------              -----------   ---------------   ----------   ------------   --------   ------------
Shares sold             1,963,758   $   103,165,617      191,576   $  2,081,819    156,027   $  1,853,374
Shares issued in
   reinvestment of
   distributions               --                --           --             --         --             --
Less shares
   redeemed            (1,214,490)      (64,159,562)     (78,986)      (871,473)   (59,794)      (718,571)
                      -----------   ---------------   ----------   ------------   --------   ------------
Increase (decrease)       749,268   $    39,006,055      112,590   $  1,210,346     96,233   $  1,134,803
                      -----------   ---------------   ----------   ------------   --------   ------------

C SHARES                 SHARES         DOLLARS         SHARES        DOLLARS      SHARES       DOLLARS
--------              -----------   ---------------   ----------   ------------   --------   ------------
Shares sold             9,177,928   $   450,451,555      251,915   $  2,750,994    203,921   $  2,421,633
Shares issued in
   reinvestment of
   distributions               --                --           --             --         --             --
Less shares
   redeemed            (5,295,200)     (261,386,218)    (129,039)    (1,417,365)  (141,455)    (1,687,703)
                      -----------   ---------------   ----------   ------------   --------   ------------
Increase (decrease)     3,882,728   $   189,065,337      122,876   $  1,333,629     62,466   $    733,930
                      -----------   ---------------   ----------   ------------   --------   ------------

                           INTERNATIONAL            GLOBAL GROWTH AND
                            GROWTH FUND                INCOME FUND
                      -----------------------   -------------------------
A SHARES                SHARES      DOLLARS       SHARES        DOLLARS
--------              ---------   -----------   ----------   ------------
Shares sold           4,017,548   $40,674,243    6,092,756   $ 53,682,965
Shares issued in
   reinvestment of
   distributions             --            --           --             --
Less shares
   redeemed             (93,389)     (951,395)  (2,804,035)   (23,828,210)
                      ---------   -----------   ----------   ------------
Increase (decrease)   3,924,159   $39,722,848    3,288,721   $ 29,854,755
                      ---------   -----------   ----------   ------------

B SHARES                SHARES      DOLLARS       SHARES        DOLLARS
--------              ---------   -----------   ----------   ------------
Shares sold             361,930   $ 3,782,049      706,142   $  6,400,181
Shares issued in
   reinvestment of
   distributions             --            --           --             --
Less shares
   redeemed              (5,676)      (60,731)    (229,702)    (2,037,964)
                      ---------   -----------   ----------   ------------
Increase (decrease)     356,254   $ 3,721,318      476,440   $  4,362,217
                      ---------   -----------   ----------   ------------

C SHARES                SHARES      DOLLARS       SHARES        DOLLARS
--------              ---------   -----------   ----------   ------------
Shares sold             617,797   $ 6,567,461    3,084,768   $ 26,559,899
Shares issued in
   reinvestment of
   distributions             --            --           --             --
Less shares
   redeemed              (1,644)      (16,679)  (1,439,133)   (12,161,401)
                      ---------   -----------   ----------   ------------
Increase (decrease)     616,153   $ 6,550,782    1,645,635   $ 14,398,498
                      ---------   -----------   ----------   ------------


70 SEMIANNUAL REPORT Notes to Financial Statements

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

I SHARES                SHARES         DOLLARS        SHARES      DOLLARS      SHARES    DOLLARS
--------              ----------   --------------   ---------   -----------   -------   --------
Shares sold              713,474   $   38,625,005     535,457   $ 5,940,149    33,148   $408,329
Shares issued in
   reinvestment of
   distributions              --               --          --            --        --         --
Less shares
   redeemed           (1,397,544)     (74,387,406)    (10,139)     (110,634)   (2,524)   (30,582)
                      ----------   --------------   ---------   -----------   -------   --------
Increase (decrease)     (684,070)     (35,762,401)    525,318     5,829,515    30,624    377,747
                      ----------   --------------   ---------   -----------   -------   --------
Total Increase
   (decrease)         20,139,075   $1,012,675,503   1,189,720   $13,008,542   (24,018)  $(90,826)
                      ----------   --------------   ---------   -----------   -------   --------

I SHARES                SHARES      DOLLARS       SHARES      DOLLARS
--------              ---------   -----------   ---------   -----------
Shares sold              59,035   $   601,743      38,787   $   335,280
Shares issued in
   reinvestment of
   distributions             --            --          --            --
Less shares
   redeemed              (1,314)      (14,723)    (44,669)     (370,219)
                      ---------   -----------   ---------   -----------
Increase (decrease)      57,721   $   587,020      (5,882)  $   (34,939)
                      ---------   -----------   ---------   -----------
Total Increase
   (decrease)         4,954,287   $50,581,968   5,404,914   $48,580,531
                      ---------   -----------   ---------   -----------

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005

                               GROWTH AND                   HIGH YIELD
                              INCOME FUND                      FUND
                      ---------------------------   -------------------------
A SHARES                 SHARES        DOLLARS        SHARES        DOLLARS
--------              -----------   -------------   ----------   ------------
Shares sold            13,924,101   $ 414,798,462    1,616,290   $ 17,129,903
Shares issued in
   reinvestment of
   distributions          811,080      24,170,488      409,076      4,322,308
Less shares
   redeemed           (10,568,860)   (312,218,519)  (3,090,797)   (32,610,448)
                      -----------   -------------   ----------   ------------
Increase (decrease)     4,166,321   $ 126,750,431   (1,065,431)  $(11,158,237)
                      -----------   -------------   ----------   ------------

B SHARES                 SHARES        DOLLARS        SHARES        DOLLARS
--------              -----------   -------------   ----------   ------------
Shares sold             1,271,805   $  41,766,336    1,056,792   $ 11,489,907
Shares issued in
   reinvestment of
   distributions           68,310       2,233,181       75,100        814,123
Less shares
   redeemed            (1,183,563)    (38,866,023)    (598,715)    (6,499,526)
                      -----------   -------------   ----------   ------------
Increase (decrease)       156,552   $   5,133,494      533,177   $  5,804,504
                      -----------   -------------   ----------   ------------

C SHARES                 SHARES        DOLLARS        SHARES        DOLLARS
--------              -----------   -------------   ----------   ------------
Shares sold             7,221,926   $ 216,010,795      983,143   $ 10,666,470
Shares issued in
   reinvestment of
   distributions          256,670       7,655,162      187,006      2,017,179
Less shares
   redeemed            (4,282,945)   (128,172,908)  (1,250,612)   (13,503,770)
                       ----------   -------------   ----------   ------------
Increase (decrease)     3,195,651   $  95,493,049      (80,463)  $   (820,121)
                       ----------   -------------   ----------   ------------

I SHARES                 SHARES        DOLLARS        SHARES        DOLLARS
--------              -----------   -------------   ----------   ------------
Shares sold               793,898   $  23,039,267        9,581   $    101,476
Shares issued in
   reinvestment of
   distributions           29,795         874,827        8,311         87,807
Less shares
   redeemed               (16,887)       (485,644)     (21,087)      (226,720)
                        ---------   -------------     --------   ------------
Increase (decrease)       806,806   $  23,428,450       (3,195)  $    (37,437)
                        ---------   -------------     --------   ------------
Total Increase
   (decrease)           8,325,330   $ 250,805,424     (615,912)  $ (6,211,291)
                        ---------   -------------     --------   ------------

                              CONVERTIBLE                 MARKET NEUTRAL
                                 FUND                          FUND
                      --------------------------   ---------------------------
A SHARES                SHARES        DOLLARS         SHARES        DOLLARS
--------              ----------   -------------   -----------   -------------
Shares sold              102,589   $   2,080,410       270,777   $   3,410,124
Shares issued in
   reinvestment of
   distributions         415,429       8,443,657       731,130       9,230,261
Less shares
   redeemed           (3,547,749)    (72,153,380)   (8,411,729)   (105,880,521)
                      -----------  --------------   ----------   -------------
Increase (decrease)   (3,029,731)  $ (61,629,313)   (7,409,822)  $ (93,240,136)
                      -----------  --------------   ----------   -------------

B SHARES                SHARES        DOLLARS         SHARES        DOLLARS
--------              ----------   -------------   -----------   -------------
Shares sold                   11   $         257            --   $          --
Shares issued in
   reinvestment of
   distributions          83,533       1,920,964        90,237       1,184,583
Less shares
   redeemed             (757,224)    (17,513,311)     (461,644)     (6,046,670)
                      -----------  --------------   ----------   -------------
Increase (decrease)     (673,680)  $ (15,592,090)     (371,407)  $  (4,862,087)
                      -----------  --------------   ----------   -------------

C SHARES                SHARES        DOLLARS         SHARES        DOLLARS
--------              ----------   -------------   -----------   -------------
Shares sold                  483   $       9,687            --   $          --
Shares issued in
   reinvestment of
   distributions         257,710       5,245,264       312,438       3,995,790
Less shares
   redeemed           (2,615,503)    (53,337,639)   (2,503,091)    (31,975,466)
                      -----------  --------------   ----------   -------------
Increase (decrease)   (2,357,310)  $ (48,082,688)   (2,190,653)  $ (27,979,676)
                      -----------  --------------   ----------   -------------

I SHARES                SHARES        DOLLARS         SHARES        DOLLARS
--------              ----------   -------------   -----------   -------------
Shares sold                6,897   $     134,687         5,348   $      67,071
Shares issued in
   reinvestment of
   distributions           9,282         180,510       125,401       1,569,559
Less shares
   redeemed             (363,497)     (7,081,575)   (1,052,129)    (13,192,602)
                      -----------  --------------   ----------   -------------
Increase (decrease)     (347,318)  $  (6,766,378)     (921,380)  $ (11,555,972)
                      -----------  --------------   ----------   -------------
Total Increase
   (decrease)         (6,408,039)  $(132,070,469)  (10,893,262)  $(137,637,871)
                      -----------  --------------   ----------   -------------


                              Notes to Financial Statements SEMIANNUAL REPORT 71

Notes to Financial Statements (Unaudited)

FOR THE YEAR ENDED MARCH 31, 2005

                                GROWTH                     BLUE CHIP                 VALUE
                                 FUND                        FUND                     FUND
                     ----------------------------  ------------------------  ----------------------
A SHARES                SHARES        DOLLARS        SHARES       DOLLARS      SHARES     DOLLARS
--------             -----------  ---------------  ----------  ------------  ---------  -----------
Shares sold          110,821,893  $ 5,386,165,956   5,496,210  $ 57,568,129  4,504,909  $51,662,864
Shares issued in
   reinvestment of
   distributions         448,550       22,701,539       5,343        59,145         --           --
Less shares
   redeemed          (29,232,235)  (1,410,443,266) (1,238,777)  (13,238,622)  (727,555)  (8,452,782)
                     -----------  ---------------  ----------  ------------  ---------  -----------
Increase (decrease)   82,038,208  $ 3,998,424,229   4,262,776  $ 44,388,652  3,777,354  $43,210,082
                     -----------  ---------------  ----------  ------------  ---------  -----------

B SHARES                SHARES        DOLLARS        SHARES       DOLLARS      SHARES      DOLLARS
--------             -----------  ---------------  ----------  ------------  ---------  -----------
Shares sold            7,733,848  $   388,318,365     356,531  $  3,665,660    390,081  $ 4,393,119
Shares issued in
   reinvestment of
   distributions          48,926        2,566,653          --            --         --           --
Less shares
   redeemed           (1,389,179)     (69,126,947)    (69,081)     (719,578)   (84,313)    (953,694)
                     -----------  ---------------  ----------  ------------  ---------  -----------
Increase (decrease)    6,393,595  $   321,758,071     287,450  $  2,946,082    305,768  $ 3,439,425
                     -----------  ---------------  ----------  ------------  ---------  -----------

C SHARES                SHARES        DOLLARS        SHARES       DOLLARS      SHARES      DOLLARS
--------             -----------  ---------------  ----------  ------------  ---------  -----------
Shares sold           27,846,208  $ 1,308,775,296     808,482  $  8,411,998    754,887  $ 8,497,676
Shares issued in
   reinvestment of
   distributions         148,350        7,241,119          --            --         --           --
Less shares
   redeemed           (5,479,695)    (255,894,721)   (138,529)   (1,450,565)  (269,021)  (3,048,263)
                     -----------  ---------------  ----------  ------------  ---------  -----------
Increase (decrease)   22,514,863  $ 1,060,121,694     669,953  $  6,961,433    485,866  $ 5,449,413
                     -----------  ---------------  ----------  ------------  ---------  -----------

I SHARES                SHARES        DOLLARS        SHARES       DOLLARS      SHARES      DOLLARS
--------             -----------  ---------------  ----------  ------------  ---------  -----------
Shares sold              945,934  $    48,363,623     119,997  $  1,286,946     70,535  $   826,025
Shares issued in
   reinvestment of
   distributions           7,135          382,004         366         4,058         --           --
Less shares
   redeemed             (453,379)     (23,885,482)    (13,798)     (148,990)   (25,763)    (297,802)
                     -----------  ---------------   ---------  ------------  ---------  -----------
Increase (decrease)      499,690  $    24,860,145     106,565  $  1,142,014     44,772  $   528,223
                     -----------  ---------------   ---------  ------------  ---------  -----------
Total Increase
   (decrease)        111,446,356  $ 5,405,164,139   5,326,744  $ 55,438,181  4,613,760  $52,627,143
                     -----------  ---------------   ---------  ------------  ---------  -----------

                          INTERNATIONAL          GLOBAL GROWTH AND
                           GROWTH FUND              INCOME FUND
                     ----------------------  ------------------------
A SHARES               SHARES     DOLLARS      SHARES       DOLLARS
--------             ---------  -----------  ----------  ------------
Shares sold          4,480,000  $44,800,000  14,434,576  $117,002,583
Shares issued in
   reinvestment of
   distributions            --           --       6,757        55,819
Less shares
   redeemed                 --           --  (3,885,004)  (31,565,069)
                     ---------  -----------  ----------  ------------
Increase (decrease)  4,480,000  $44,800,000  10,556,329  $ 85,493,333
                     ---------  -----------  ----------  ------------

B SHARES               SHARES     DOLLARS      SHARES       DOLLARS
--------             ---------  -----------  ----------  ------------
Shares sold             10,000  $   100,000   1,519,877  $ 12,797,339
Shares issued in
   reinvestment of
   distributions            --           --         861         7,413
Less shares
   redeemed                 --           --    (332,476)   (2,818,770)
                     ---------  -----------  ----------  ------------
Increase (decrease)     10,000  $   100,000   1,188,262  $  9,985,982
                     ---------  -----------  ----------  ------------

C SHARES               SHARES     DOLLARS      SHARES       DOLLARS
--------             ---------  -----------  ----------  ------------
Shares sold             10,000  $   100,000   6,704,545  $ 53,571,181
Shares issued in
   reinvestment of
   distributions            --           --       4,096        33,425
Less shares
   redeemed                 --           --  (2,156,678)  (17,382,535)
                     ---------  -----------  ----------  ------------
Increase (decrease)     10,000  $   100,000   4,551,963  $ 36,222,071
                     ---------  -----------  ----------  ------------

I SHARES               SHARES     DOLLARS      SHARES       DOLLARS
--------             ---------  -----------  ----------  ------------
Shares sold            700,200  $ 7,000,000     160,550  $  1,330,893
Shares issued in
   reinvestment of
   distributions            --           --         217         1,795
Less shares
   redeemed                 --           --    (129,153)   (1,067,689)
                     ---------  -----------  ----------  ------------
Increase (decrease)    700,200  $ 7,000,000      31,614  $    264,999
                     ---------  -----------  ----------  ------------
Total Increase
   (decrease)        5,200,200  $52,000,000  16,328,168  $131,966,385
                     ---------  -----------  ----------  ------------


72 SEMIANNUAL REPORT Notes to Financial Statements

                                       Notes to Financial Statements (Unaudited)

FOR THE YEAR ENDED MARCH 31, 2005

                               GROWTH AND                  HIGH YIELD                CONVERTIBLE               MARKET NEUTRAL
                               INCOME FUND                    FUND                       FUND                       FUND
                       ---------------------------  ------------------------  -------------------------  --------------------------
A SHARES                  SHARES        DOLLARS       SHARES       DOLLARS      SHARES       DOLLARS       SHARES        DOLLARS
--------               -----------  --------------  ----------  ------------  ----------  -------------  ----------  --------------
Shares sold             36,824,936  $1,040,062,724   6,854,047  $ 74,559,017     323,635  $   6,853,202     714,584  $   9,906,849
Shares issued
   in reinvestment of
   distributions         1,357,299      39,015,486     509,964     5,527,282   1,466,650     30,684,139   1,917,992     26,203,643
                       -----------  --------------  ----------  ------------  ----------  -------------  ----------  -------------
Less shares redeemed   (21,144,588)   (593,309,016) (5,244,951)  (56,741,536) (5,763,734)  (121,293,681) (9,040,652)  (123,846,894)
                       -----------  --------------  ----------  ------------  ----------  -------------  ----------  -------------
Increase (decrease)     17,037,647  $  485,769,194   2,119,060  $ 23,344,763  (3,973,449) $ (83,756,340) (6,408,076) $ (87,736,402)

B SHARES                  SHARES        DOLLARS       SHARES       DOLLARS      SHARES       DOLLARS       SHARES        DOLLARS
--------               -----------  --------------  ----------  ------------  ----------  -------------  ----------  --------------
Shares sold              4,309,682  $  133,670,389     833,223  $  9,218,411         490  $      11,612         302  $       4,285
Shares issued in
   reinvestment of
   distributions           198,040       6,308,133      92,546     1,026,358     388,018      9,136,152     214,743      3,042,151
Less shares redeemed    (1,885,544)    (58,774,844)   (758,022)   (8,307,650) (1,166,826)   (27,587,484)   (624,588)    (8,878,140)
                       -----------  --------------  ----------  ------------  ----------  -------------  ----------  -------------
Increase (decrease)      2,622,178  $   81,203,678     167,747  $  1,937,119    (778,318) $ (18,439,720)   (409,543) $  (5,831,704)
                       -----------  --------------  ----------  ------------  ----------  -------------  ----------  -------------

C SHARES                  SHARES        DOLLARS       SHARES       DOLLARS      SHARES       DOLLARS       SHARES        DOLLARS
--------               -----------  --------------  ----------  ------------  ----------  -------------  ----------  --------------
Shares sold             17,934,295  $  509,599,707   2,575,077  $ 28,458,306       2,116  $      44,649          46  $       1,282
Shares issued in
   reinvestment of
   distributions           632,637      18,360,437     282,690     3,118,937   1,129,482     23,613,998     822,264     11,364,433
Less shares redeemed    (7,500,499)   (213,520,855) (2,487,401)  (27,495,977) (4,305,715)   (90,810,375) (3,701,259)   (51,224,026)
                       -----------  --------------  ----------  ------------  ----------  -------------  ----------  -------------
Increase (decrease)     11,066,433  $  314,439,289     370,366  $  4,081,266  (3,174,117) $ (67,151,728) (2,878,949) $ (39,858,311)
                       -----------  --------------  ----------  ------------  ----------  -------------  ----------  -------------

I SHARES                  SHARES        DOLLARS       SHARES       DOLLARS      SHARES       DOLLARS       SHARES        DOLLARS
--------               -----------  --------------  ----------  ------------  ----------  -------------  ----------  --------------
Shares sold              1,428,952  $   40,773,436      14,820  $    160,998       6,704  $     135,356      86,663  $   1,209,715
Shares issued in
   reinvestment of
   distributions            33,058         933,256      17,497       189,086      32,810        657,993     268,648      3,640,970
Less shares redeemed      (163,699)     (4,563,181)   (108,403)   (1,187,714)   (661,531)   (13,247,411)   (151,760)    (2,092,276)
                       -----------  --------------  ----------  ------------  ----------  -------------  ----------  -------------
Increase (decrease)      1,298,311  $   37,143,511     (76,086) $   (837,630)   (622,017) $ (12,454,062)    203,551  $   2,758,409
Total Increase
                       -----------  --------------  ----------  ------------  ----------  -------------  ----------  -------------
   (decrease)           32,024,569  $  918,555,672   2,581,087  $ 28,525,518  (8,547,901) $(181,801,850) (9,493,017) $(130,668,008)
                       -----------  --------------  ----------  ------------  ----------  -------------  ----------  -------------


                              Notes to Financial Statements SEMIANNUAL REPORT 73

Calamos Growth Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                    CLASS A
                                              -----------------------------------------------------------------------------------
                                               (unaudited)
                                                Six Months
                                                  Ended
                                              September 30,                           Year Ended March 31,
                                              -------------   -------------------------------------------------------------------
                                                   2005           2005          2004          2003          2002          2001
                                              -------------   -----------    ----------    ----------    ----------    ----------
   Net asset value, beginning of period       $     49.90     $     47.62    $    31.68    $    37.64    $    37.04    $  48.17
   Income from investment operations:
      Net investment income (loss)                  (0.19)          (0.36)*       (0.14)*       (0.37)*       (0.41)*     (0.27)*
   Net realized and unrealized gain (loss)
      on investments                                 4.90            2.78         16.08         (5.59)         1.01       (5.87)
                                              -----------     -----------    ----------    ----------    ----------    --------
   Total from investment operations                  4.71            2.42         15.94         (5.96)         0.60       (6.14)
                                              -----------     -----------    ----------    ----------    ----------    --------
Capital contribution from Advisor                                      --            --            --            --          --
Distributions:
      Dividends from net investment income                                --            --            --            --          --
      Dividends from net realized gains                --           (0.14)           --            --            --       (4.99)
      Distributions from capital
         contributions                                 --            --            --            --          --
                                              -----------     -----------    ----------    ----------    ----------    --------
   Total distributions                                 --           (0.14)           --            --            --       (4.99)
                                              -----------     -----------    ----------    ----------    ----------    --------
   Net asset value, end of period             $     54.61     $     49.90    $    47.62    $    31.68    $    37.64    $  37.04
                                              -----------     -----------    ----------    ----------    ----------    --------
   Total Return (a)(b)                               9.44%           5.08%        50.32%       (15.84%)        1.62%     (14.19%)
                                              -----------     -----------    ----------    ----------    ----------    --------
   Ratios and supplemental data:
   Net assets, end of period (000)            $12,003,414     $10,161,403    $5,789,210    $1,768,431    $1,027,091    $140,353
   Ratio of net expenses to average net
      assets                                         1.23%           1.23%         1.31%         1.40%         1.55%       1.47%
   Ratio of net investment income (loss) to
      average net assets                            (0.73%)         (0.74%)       (0.96%)       (1.12%)       (1.12%)     (0.66%)
   Ratio of gross expenses to average net
      assets prior to waiver of expenses by
      the Advisor                                    1.23%           1.23%         1.31%         1.40%         1.55%       1.47%

                                               (unaudited)
                                                Six Months
                                                  Ended
                                              September 30,                           Year Ended March 31,
                                              -------------   -------------------------------------------------------------------
                                                   2005           2005          2004          2003          2002          2001
                                              -------------   -----------    ----------    ----------    ----------    ----------
Portfolio turnover rate                           46.4%          63.1%          53.7%         60.5%         78.8%         90.9%

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) In March 2001, the Fund's total return includes the capital contribution by Calamos Advisors. Excluding this item, total return would have been -14.19%, -20.64%, -14.76%, and -13.92% for Class A, Class B, Class C and
     Class I shares, respectively.

*    Net investment income allocated based on average shares method.

**   Annualized


74 SEMIANNUAL REPORT Financial Highlights

                                                             Calamos Growth Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                    CLASS B
                                              -----------------------------------------------------------------------------------
                                               (unaudited)                                                              September
                                                Six Months                                                                2000
                                                  Ended                                                                  through
                                              September 30,                           Year Ended March 31,              March 31,
                                              -------------   -------------------------------------------------------------------
                                                   2005           2005          2004          2003          2002          2001
                                              -------------   -----------    ----------    ----------    ----------    ----------
   Net asset value, beginning of period        $    51.59     $    49.59     $  33.24      $  39.79      $  39.45      $ 50.67
   Income from investment operations
   Net investment income (loss)                     (0.39)         (0.75)*      (0.32)*       (0.65)*       (0.47)*      (0.31)*
   Net realized and unrealized gain (loss)
      on investments                                 5.04           2.89        16.67         (5.90)         0.81       (10.02)
                                               ----------     ----------     --------      --------      --------      -------
   Total from investment operations                  4.65           2.14        16.35         (6.55)         0.34       (10.33)
                                               ----------     ----------     --------      --------      --------      -------
Capital contribution from Advisor                                     --           --            --            --         3.77
Distributions:
      Dividends from net investment income             --           --            --            --           --
      Dividends from net realized gains                --          (0.14)          --            --            --        (0.89)
      Distributions from capital
         contributions                                 --           --            --            --        (3.77)
                                               ----------     ----------     --------      --------      --------      -------
   Total distributions                                 --          (0.14)          --            --            --        (4.66)
                                               ----------     ----------     --------      --------      --------      -------
   Net asset value, end of period              $    56.24     $    51.59     $  49.59      $  33.24      $  39.79      $ 39.45
                                               ----------     ----------     --------      --------      --------      -------
   Total Return (a)(b)                               9.01%          4.31%       49.19%       (16.46%)        0.86%      (13.48%)
                                               ----------     ----------     --------      --------      --------      -------
   Ratios and supplemental data:
   Net assets, end of period (000)             $1,252,247     $1,110,017     $749,897      $250,121      $130,934      $ 7,158
   Ratio of net expenses to average net
      assets                                         1.98%          1.98%        2.06%         2.15%         2.30%        2.22%**
   Ratio of net investment income (loss) to
      average net assets                            (1.48%)        (1.49%)      (1.71%)       (1.87%)       (1.87%)      (1.41%)**
   Ratio of gross expenses to average net
   assets prior to waiver of expenses by
   the Advisor                                       1.98%          1.98%        2.06%         2.15%         2.30%        3.39%**


                                       Financial Highlights SEMIANNUAL REPORT 75

Calamos Growth Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                        CLASS C
                                                      ---------------------------------------------------------------------------
                                                       (unaudited)
                                                        Six Months
                                                          Ended                           Year Ended March 31,
                                                      September 30,   -----------------------------------------------------------
                                                           2005          2005          2004         2003        2002        2001
                                                      -------------   ----------    ----------    --------    --------    -------
   Net asset value, beginning of period                $    48.00     $    46.15    $    30.94    $  37.03    $  36.72    $ 47.16
   Income from investment operations:
      Net investment income (loss)                          (0.37)         (0.69)*       (0.28)*     (0.61)*     (0.68)*    (0.56)*
   Net realized and unrealized gain (loss) on
      investments                                            4.70           2.68         15.49       (5.48)       0.99      (5.82)
                                                       ----------     ----------    ----------    --------    --------    -------
   Total from investment operations                          4.33           1.99         15.21       (6.09)       0.31      (6.38)
                                                       ----------     ----------    ----------    --------    --------    -------
Capital contribution from Advisor                              --             --            --          --          --       0.61
Distributions:
      Dividends from net investment income                     --             --            --          --          --         --
      Dividends from net realized gains                        --          (0.14)           --          --          --      (4.06)
      Distributions from capital contributions                 --             --            --          --          --      (0.61)
                                                       ----------     ----------    ----------    --------    --------    -------
   Total distributions                                         --          (0.14)           --          --          --      (4.67)
                                                       ----------     ----------    ----------    --------    --------    -------
   Net asset value, end of period                      $    52.33     $    48.00    $    46.15    $  30.94    $  37.03    $ 36.72
                                                       ----------     ----------    ----------    --------    --------    -------
   Total Return (a)(b)                                       9.02%          4.31%        49.16%     (16.45%)      0.84%    (13.52%)
                                                       ----------     ----------    ----------    --------    --------    -------
   Ratios and supplemental data:
   Net assets, end of period (000)                     $3,515,697     $3,038,513    $1,882,171    $585,040    $333,734    $52,463
   Ratio of net expenses to average net assets               1.98%          1.98%         2.06%       2.15%       2.30%      2.22%
   Ratio of net investment income (loss) to average
      net assets                                            (1.48%)        (1.49%)       (1.71%)     (1.87%)     (1.87%)    (1.41%)
   Ratio of gross expenses to average net assets
      prior to waiver of expenses by the Advisor             1.98%          1.98%         2.06%       2.15%       2.30%      2.52%


76 SEMIANNUAL REPORT Financial Highlights

                                                             Calamos Growth Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                     CLASS I
                                                      --------------------------------------------------------------------
                                                       (unaudited)
                                                        Six Months
                                                          Ended                       Year Ended March 31,
                                                      September 30,   ----------------------------------------------------
                                                           2005         2005        2004        2003       2002      2001
                                                      -------------   --------    --------    -------    -------   -------
   Net asset value, beginning of period                 $  52.85      $  50.30    $  33.38    $ 39.56    $38.83    $ 48.73
   Income from investment operations:
      Net investment income (loss)                         (0.13)        (0.25)*     (0.13)*    (0.30)*   (0.34)*    (0.18)*
   Net realized and unrealized gain (loss) on
      investments                                           5.18          2.94       17.05      (5.88)     1.07      (6.10)
   Total from investment operations                         5.05          2.69       16.92      (6.18)     0.73      (6.28)

Capital contribution from Advisor                             --            --          --         --        --       1.04
Distributions:
      Dividends from net investment income                    --            --          --         --        --         --
      Dividends from net realized gains                       --         (0.14)         --         --        --      (3.62)
      Distributions from capital contributions                --            --          --         --        --      (1.04)
   Total distributions                                        --         (0.14)         --         --        --      (4.66)

   Net asset value, end of period                       $  57.90      $  52.85    $  50.30    $ 33.38    $39.56    $ 38.83

   Total Return (a)(b)                                      9.56%         5.35%      50.69%    (15.62%)    1.88%    (11.87%)

   Ratios and supplemental data:
   Net assets, end of period (000)                      $132,005      $156,641    $123,933    $45,620    $7,424    $ 7,053
   Ratio of net expenses to average net assets              0.98%         0.98%       1.06%      1.15%     1.30%      1.22%
   Ratio of net investment income (loss) to average
      net assets                                           (0.48%)       (0.49%)     (0.71%)    (0.87%)   (0.87%)    (0.41%)
   Ratio of gross expenses to average net assets
      prior to waiver of expenses by the Advisor            0.98%         0.98%       1.06%      1.15%     1.30%      1.86%


                                       Financial Highlights SEMIANNUAL REPORT 77

Calamos Blue Chip Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                  CLASS A                                    CLASS B
                                                 ----------------------------------------   ----------------------------------------
                                                  (unaudited)                 December 1,    (unaudited)                 December 1,
                                                   Six Months                     2003        Six Months                     2003
                                                     Ended       Year Ended     through         Ended       Year Ended     through
                                                 September 30,    March 31,    March 31,    September 30,    March 31,    March 31,
                                                      2005          2005          2004           2005          2005          2004
                                                 -------------   ----------   -----------   -------------   ----------   -----------
Net asset value, beginning of period                $ 10.91       $ 10.27     $ 10.00          $10.82        $10.25       $10.00
Income from investment operations:
   Net investment income (loss)                        0.00*         0.02       (0.01)          (0.03)        (0.03)       (0.02)
Net realized and unrealized gain (loss) on
   investments                                         0.61          0.63        0.28            0.58          0.60         0.27
                                                    -------       -------     -------          ------        ------       ------
Total from investment operations                       0.61          0.65        0.27            0.55          0.57         0.25
                                                    -------       -------     -------          ------        ------       ------
Distributions:
   Dividends from net investment income                  --         (0.01)         --              --            --           --
   Dividends from net realized gains                                   --          --              --            --           --
                                                    -------       -------     -------          ------        ------       ------
Total distributions                                      --         (0.01)         --              --            --           --
                                                    -------       -------     -------          ------        ------       ------
Net asset value, end of period                      $ 11.52       $ 10.91     $ 10.27          $11.37        $10.82       $10.25
                                                    -------       -------     -------          ------        ------       ------
Total return (a)                                       5.59%         6.33%       2.70%           5.08%         5.56%        2.50%
                                                    -------       -------     -------          ------        ------       ------
Ratios and supplemental data:
Net assets, end of period (000)                     $85,976       $76,809     $28,499          $8,868        $7,219       $3,894
Ratio of net expenses to average net assets            1.51%         1.70%       1.75%**         2.26%         2.45%        2.50%**
Ratio of net investment income (loss) to
   average net assets                                  0.08%         0.25%      (0.42%)**       (0.67%)       (0.50%)      (1.17%)**
Ratio of gross expenses to average net assets
   prior to waiver of expenses by the Advisor          1.51%         1.70%       2.56%**         2.26%         2.45%        3.31%**

                                                  (unaudited)                 December 1,
                                                   Six Months                     2003
                                                     Ended       Year Ended     through
                                                 September 30,    March 31,    March 31,
                                                      2005          2005          2004
                                                 -------------   ----------   -----------
Portfolio turnover rate                              14.1%          37.6%         4.3%

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*    Amounts are less than $0.005.

**   Annualized


78 SEMIANNUAL REPORT Financial Highlights

                                                          Calamos Blue Chip Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                  CLASS C                                    CLASS I
                                                 ----------------------------------------   ----------------------------------------
                                                  (unaudited)                 December 1,    (unaudited)                 December 1,
                                                   Six Months                     2003        Six Months                     2003
                                                     Ended       Year Ended     through         Ended       Year Ended     through
                                                 September 30,    March 31,    March 31,    September 30,    March 31,    March 31,
                                                      2005          2005          2004           2005          2005          2004
                                                 -------------   ----------   -----------   -------------   ----------   -----------
Net asset value, beginning of period               $ 10.82        $ 10.25      $10.00          $10.94         $10.28      $10.00
Income from investment operations:
   Net investment income (loss)                      (0.03)         (0.03)      (0.02)           0.00*          0.04       (0.00)*
Net realized and unrealized gain (loss) on
   investments                                        0.58           0.60        0.27            0.62           0.64        0.28
                                                   -------        -------      ------          ------         ------      ------
Total from investment operations                      0.55           0.57        0.25            0.62           0.68        0.28
                                                   -------        -------      ------          ------         ------      ------
Distributions:
   Dividends from net investment income                 --             --          --              --          (0.02)         --
   Dividends from net realized gains                    --             --          --              --             --          --
                                                   -------        -------      ------          ------         ------      ------
Total distributions                                     --             --          --              --          (0.02)         --
                                                   -------        -------      ------          ------         ------      ------
Net asset value, end of period                     $ 11.37        $ 10.82      $10.25          $11.56         $10.94      $10.28
                                                   -------        -------      ------          ------         ------      ------
Total Return(a)                                       5.08%          5.56%       2.50%           5.67%          6.64%       2.80%
                                                   --------       -------      ------          ------         ------      ------

Ratios and supplemental data:
Net assets, end of period (000)                    $14,365        $12,337      $4,822          $8,913         $2,686      $1,427
Ratio of net expenses to average net assets           2.26%          2.45%       2.50%**         1.26%          1.45%       1.50%**
Ratio of net investment income (loss) to
   average net assets                                (0.67%)        (0.50%)     (1.17%)**        0.33%          0.50%      (0.17%)**
Ratio of gross expenses to average net assets
   prior to waiver of expenses by the Advisor         2.26%          2.45%       3.31%**         1.26%          1.45%       2.31%**


                                       Financial Highlights SEMIANNUAL REPORT 79

Calamos Value Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                         CLASS A
                                                 ----------------------------------------------------------
                                                  (unaudited)                                    January 2,
                                                   Six Months                                       2002
                                                     Ended           Year Ended March 31,          through
                                                 September 30,   ----------------------------     March 31,
                                                      2005         2005      2004       2003        2002
                                                 -------------   -------   -------    -------    ----------
   Net asset value, beginning of period             $ 12.01      $ 11.27   $  7.70    $  9.89     $10.00
   Income from investment operations:
      Net investment income (loss)                     0.01         0.02     (0.02)     (0.01)        --
   Net realized and unrealized gain (loss)
      on investments                                   0.63         0.72      3.59      (2.18)     (0.11)
                                                    -------      -------   -------    -------     ------
   Total from investment operations                    0.64         0.74      3.57      (2.19)     (0.11)
                                                    -------      -------   -------    -------     ------
Capital contribution from Advisor                        --           --        --         --         --
Distributions:
      Dividends from net investment income               --           --        --         --         --
      Dividends from net realized gains                  --           --        --         --         --
      Distributions from capital contributions           --           --        --         --         --
                                                    -------      -------   -------    -------     ------
   Total distributions                                   --           --        --         --         --
                                                    -------      -------   -------    -------     ------
   Net asset value, end of period                   $ 12.65      $ 12.01   $ 11.27    $  7.70     $ 9.89
                                                    -------      -------   -------    -------     ------
   Total Return (a)                                    5.33%        6.57%    46.36%    (22.14%)    (1.10%)
                                                    -------      -------   -------    -------     ------
   Ratios and supplemental data:
   Net assets, end of period (000)                  $90,029      $88,040   $40,024    $ 9,333     $1,130
   Ratio of net expenses to average net assets         1.54%        1.61%     1.75%      1.75%      1.75%*
   Ratio of net investment income (loss) to
      average net assets                               0.09%        0.07%    (0.40%)    (0.28%)    (0.26%)*
   Ratio of gross expenses to
      average net assets prior to
      waiver of expenses by the Advisor                1.54%        1.61%     2.02%      6.05%     32.22%*

                                                                          CLASS B
                                                 ---------------------------------------------------------
                                                  (unaudited)                                   January 2,
                                                   Six Months                                      2002
                                                     Ended           Year Ended March 31,         through
                                                 September 30,   ---------------------------     March 31,
                                                      2005        2005      2004       2003        2002
                                                 -------------   ------    ------    -------    ----------
   Net asset value, beginning of period             $11.73       $11.08    $ 7.63    $  9.87     $10.00
   Income from investment operations:
      Net investment income (loss)                   (0.03)       (0.03)    (0.02)     (0.03)     (0.01)
   Net realized and unrealized gain (loss)
      on investments                                  0.61         0.68      3.47      (2.21)     (0.12)
                                                    ------       ------    ------    -------     ------
   Total from investment operations                   0.58         0.65      3.45      (2.24)     (0.13)
                                                    ------       ------    ------    -------     ------
Capital contribution from Advisor                       --           --        --         --         --
Distributions:
      Dividends from net investment income              --           --        --         --         --
      Dividends from net realized gains                 --           --        --         --         --
      Distributions from capital contributions          --           --        --         --         --
                                                    ------       ------    ------    -------     ------
   Total distributions                                  --           --        --         --         --
                                                    ------       ------    ------    -------     ------
   Net asset value, end of period                   $12.31       $11.73    $11.08    $  7.63     $ 9.87
                                                    ------       ------    ------    -------     ------
   Total Return (a)                                   4.94%        5.87%    45.22%    (22.70%)    (1.30%)
                                                    ------       ------    ------    -------     ------
   Ratios and supplemental data:
   Net assets, end of period (000)                  $9,238       $7,676    $3,865    $   545     $   55
   Ratio of net expenses to average net assets        2.29%        2.36%     2.50%      2.50%      2.50%*
   Ratio of net investment income (loss) to
      average net assets                             (0.66%)      (0.68%)   (1.15%)    (1.03%)    (1.01%)*
   Ratio of gross expenses to
      average net assets prior to
      waiver of expenses by the Advisor               2.29%        2.36%     2.77%      6.80%     32.97%*

                                                                    January 2,
                             (unaudited)                               2002
                          Six Months Ended   Year Ended March 31,     through
                            September 30,    --------------------    March 31,
                                2005          2005   2004   2003       2002
                          ----------------    ----   ----   ----    ----------
Portfolio turnover rate         23.0%         50.3%  24.4%  33.6%      0.0%

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*    Annualized


80 SEMIANNUAL REPORT Financial Highlights

                                                              Calamos Value Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                          CLASS C
                                                 ---------------------------------------------------------
                                                  (unaudited)                                   January 2,
                                                   Six Months                                      2002
                                                     Ended           Year Ended March 31,         through
                                                 September 30,   ---------------------------     March 31,
                                                      2005         2005      2004      2003        2002
                                                 -------------   -------   ------    -------    ----------
   Net asset value, beginning of period            $ 11.72       $ 11.08   $ 7.63    $  9.88     $10.00
   Income from investment operations:
      Net investment income (loss)                   (0.03)        (0.04)   (0.01)     (0.03)     (0.01)
   Net realized and unrealized gain (loss)
      on investments                                  0.61          0.68     3.46      (2.22)     (0.11)
                                                   -------       -------   ------    -------     ------
   Total from investment operations                   0.58          0.64     3.45      (2.25)     (0.12)
                                                   -------       -------   ------    -------     ------
Capital contribution from Advisor                       --            --       --         --         --
Distributions:
      Dividends from net investment income              --            --       --         --         --
      Dividends from net realized gains                 --            --       --         --         --
      Distributions from capital contributions          --            --       --         --         --
                                                   -------       -------   ------    -------     ------
   Total distributions                                  --            --       --         --         --
                                                   -------       -------   ------    -------     ------
   Net asset value, end of period                  $ 12.30       $ 11.72   $11.08    $  7.63     $ 9.88
                                                   -------       -------   ------    -------     ------
   Total Return (a)(b)                                4.95%         5.78%   45.22%    (22.77%)    (1.20%)
                                                   -------       -------   ------    -------     ------
   Ratios and supplemental data:
   Net assets, end of period (000)                 $14,398       $12,991   $6,894    $   922     $   65
   Ratio of net expenses to average
      net assets                                      2.29%         2.36%    2.50%      2.50%      2.50%*
   Ratio of net investment income
      (loss) to average net assets                   (0.66%)       (0.68%)  (1.15%)    (1.03%)    (1.01%)*
   Ratio of gross expenses to average
      net assets prior to waiver of
      expenses by the Advisor                         2.29%         2.36%    2.77%      6.80%     32.97%*

                                                                          CLASS I
                                                 --------------------------------------------------------
                                                  (unaudited)                                  January 2,
                                                   Six Months                                     2002
                                                     Ended           Year Ended March 31,        through
                                                 September 30,   --------------------------     March 31,
                                                     2005        2005     2004       2003         2002
                                                 -------------   ------   ------    -------    ----------
   Net asset value, beginning of period             $12.11       $11.33   $ 7.72    $  9.90     $ 9.83
   Income from investment operations:
      Net investment income (loss)                    0.02         0.03    (0.01)        --         --
   Net realized and unrealized gain (loss)
      on investments                                  0.65         0.75     3.62      (2.18)      0.07
                                                    ------       ------   ------    -------     ------
   Total from investment operations                   0.67         0.78     3.61      (2.18)      0.07
                                                    ------       ------   ------    -------     ------
Capital contribution from Advisor                       --           --       --         --         --
Distributions:
      Dividends from net investment income              --           --       --         --         --
      Dividends from net realized gains                 --           --       --         --         --
      Distributions from capital contributions          --           --       --         --         --
                                                    ------       ------   ------    -------     ------
   Total distributions                                  --           --       --         --         --
                                                    ------       ------   ------    -------     ------
   Net asset value, end of period                   $12.78       $12.11   $11.33    $  7.72     $ 9.90
                                                    ------       ------   ------    -------     ------
   Total Return (a)(b)                                5.53%        6.88%   46.76%    (22.02%)     0.71%
                                                    ------       ------   ------    -------     ------
   Ratios and supplemental data:
   Net assets, end of period (000)                  $3,738       $3,174   $2,461    $ 1,336     $    1
   Ratio of net expenses to average
      net assets                                      1.29%        1.36%    1.50%      1.50%      1.50%*
   Ratio of net investment income
      (loss) to average net assets                    0.34%        0.32%   (0.15%)    (0.03%)    (0.01%)*
   Ratio of gross expenses to average
      net assets prior to waiver of
      expenses by the Advisor                         1.29%        1.36%    1.77%      5.80%     31.97%*


                                       Financial Highlights SEMIANNUAL REPORT 81

Calamos International Growth Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                            CLASS A                      CLASS B
                                                   -------------------------    -------------------------
                                                    (unaudited)    March 16,     (unaudited)    March 16,
                                                     Six Months      2005*        Six Months      2005*
                                                       Ended        through         Ended        through
                                                   September 30,   March 31,    September 30,   March 31,
                                                        2005          2005           2005          2005
                                                   -------------   ---------    -------------   ---------
   Net asset value, beginning of period             $  9.76        $ 10.00        $ 9.76        $10.00
   Income from investment operations:
      Net investment income                            0.04           0.01         (0.00)**       0.01
   Net realized and unrealized (loss)
      on investments                                   1.66          (0.25)         1.65         (0.25)
                                                    -------        -------        ------        ------
   Total from investment operations                    1.70          (0.24)         1.65         (0.24)
                                                    -------        -------        ------        ------
   Total distributions                                   --             --            --            --
                                                    -------        -------        ------        ------
   Net asset value, end of period                   $ 11.46        $  9.76        $11.41        $ 9.76
                                                    -------        -------        ------        ------
Total return (a)                                      17.42%         (2.40%)       16.91%        (2.40%)
                                                    -------        -------        ------        ------
   Ratios and supplemental data:
   Net assets, end of period (000)                  $96,293        $43,722        $4,179        $   98
   Ratio of net expenses to average net assets         1.66%***       1.75%***      2.41%***      2.50%***
   Ratio of net investment income (loss)
      to average net assets                            0.94%***       2.00%***      0.19%***      1.25%***
   Ratio of gross expenses to
      average net assets prior to
      expenses waived or absorbed by the Advisor       1.66%***       3.00%***      2.41%***      3.75%***

                                                            CLASS C                     CLASS I
                                                   -------------------------   -------------------------
                                                    (unaudited)    March 16,    (unaudited)    March 16,
                                                     Six Months      2005*       Six Months      2005*
                                                       Ended        through        Ended        through
                                                   September 30,   March 31,   September 30,   March 31,
                                                        2005          2005          2005          2005
                                                   -------------   ---------   -------------   ---------
   Net asset value, beginning of period              $ 9.76        $10.00        $ 9.76        $10.00
   Income from investment operations:
      Net investment income                           (0.00)**       0.01          0.06          0.01
   Net realized and unrealized (loss)
      on investments                                   1.65         (0.25)         1.65         (0.25)
                                                     ------        ------        ------        ------
   Total from investment operations                    1.65         (0.24)         1.71         (0.24)
                                                     ------        ------        ------        ------
   Total distributions                                   --            --            --            --
                                                     ------        ------        ------        ------
   Net asset value, end of period                    $11.41        $ 9.76        $11.47        $ 9.76
                                                     ------        ------        ------        ------
Total return (a)                                      16.91%        (2.40%)       17.52%        (2.40%)
                                                     ------        ------        ------        ------
   Ratios and supplemental data:
   Net assets, end of period (000)                   $7,142        $   98        $8,695        $6,835
   Ratio of net expenses to average net assets         2.41%***      2.50%***      1.41%***      1.50%***
   Ratio of net investment income (loss)
      to average net assets                            0.19%***      1.25%***      1.19%***      2.25%***
   Ratio of gross expenses to
      average net assets prior to
      expenses waived or absorbed by the Advisor       2.41%***      3.75%***      1.41%***      2.75%***

                           (unaudited)    March 16,
                            Six Months      2005*
                              Ended       through
                          September 30,   March 31,
                               2005          2005
                          -------------   ---------
Portfolio turnover rate       14.7%          0.0%

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*    Commencement of Operations

**   Amounts are less than $0.005.

***  Annualized


82 SEMIANNUAL REPORT Financial Highlights

Calamos Global Growth and Income Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                               CLASS A
                                                 -------------------------------------------------------------------
                                                  (unaudited)
                                                   Six Months
                                                     Ended                       Year Ended March 31,
                                                 September 30,   ---------------------------------------------------
                                                      2005         2005         2004      2003       2002      2001
                                                 -------------   --------     -------   -------    -------   -------
   Net asset value, beginning of period           $   8.27       $   8.04     $  6.27   $  6.89    $  7.12   $  9.24
   Income from investment operations:
      Net investment income (loss)                    0.04*          0.14*       0.13*     0.46       0.18      0.15
   Net realized and unrealized gain (loss) on
      investments                                     1.15           0.09        1.65     (1.06)     (0.15)    (1.12)
                                                  --------       --------     -------   -------    -------   -------
   Total from investment operations                   1.19           0.23        1.78     (0.60)      0.03     (0.97)
                                                  --------       --------     -------   -------    -------   -------
Capital contribution from Advisor                       --             --          --        --         --      0.01
Distributions:
      Dividends from net investment income              --             --       (0.01)    (0.02)     (0.23)    (0.47)
      Dividends from net realized gains                 --          (0.00)**       --        --      (0.03)    (0.68)
      Distributions from capital contributions          --             --          --        --         --     (0.01)
                                                  --------       --------     -------   -------    -------   -------
   Total distributions                                  --             --       (0.01)    (0.02)     (0.26)    (1.16)
                                                  --------       --------     -------   -------    -------   -------
   Net asset value, end of period                 $   9.46       $   8.27     $  8.04   $  6.27    $  6.89   $  7.12
                                                  --------       --------     -------   -------    -------   -------
   Total Return (a)(b)                               14.39%          2.90%      28.42%    (8.69%)     0.52%   (11.30%)
                                                  --------       --------     -------   -------    -------   -------
   Ratios and supplemental data:
   Net assets, end of period (000)                $241,328       $183,797     $93,830   $21,397    $12,611   $11,084
   Ratio of net expenses to average net assets        1.48%***       1.51%       1.69%     1.75%      1.75%     1.75%
   Ratio of net investment income (loss) to
      average net assets                              0.90%***       1.78%       1.72%     5.26%      1.88%     1.78%
   Ratio of gross expenses to average net
      assets prior to waiver of expenses
      by the Advisor                                  1.48%***       1.51%       1.69%     2.43%      2.99%     2.93%

                             (unaudited)
                          Six Months Ended          Year Ended March 31,
                            September 30,    ---------------------------------
                                2005         2005   2004   2003   2002    2001
                          ----------------   ----   ----   ----   ----   -----
Portfolio turnover rate         29.0%        45.5%  48.5%  59.5%  75.6%  111.4%

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) In March 2001, the Fund's total return includes the capital contriubtion by Calamos Advisors. Excluding this item, total return would have been -11.30%, -11.73%, -11.87%, and -10.97% for Class A, Class B, Class C and
     Class I shares, respectively.

*    Net investment income allocated based on average shares method.

**   Amounts are less than $0.005 per share.

***  Annualized


                                       Financial Highlights SEMIANNUAL REPORT 83

Calamos Global Growth and Income Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                            CLASS B
                                                            -----------------------------------------------------------------------
                                                             (unaudited)                                              September 11,
                                                              Six Months                                                   2000
                                                                Ended                 Year Ended March 31,               through
                                                            September 30,   ---------------------------------------     March 31,
                                                                 2005         2005        2004     2003       2002         2001
                                                            -------------   -------     -------   ------    -------   -------------
   Net asset value, beginning of period                      $  8.60        $  8.43     $  6.63   $ 7.34    $ 7.58      $ 9.11
   Income from investment operations:
      Net investment income (loss)                              0.01*          0.09*       0.08*    0.31      0.20        0.26
   Net realized and unrealized gain (loss) on investments       1.19           0.08        1.73    (1.00)    (0.21)      (1.31)
                                                             -------        -------     -------   ------    ------      ------
   Total from investment operations                             1.20           0.17        1.81    (0.69)    (0.01)      (1.05)
                                                             -------        -------     -------   ------    ------      ------
Capital contribution from Advisor                                 --             --          --       --        --        0.61
Distributions:
      Dividends from net investment income                        --             --       (0.01)   (0.02)    (0.20)      (0.38)
      Dividends from net realized gains                           --          (0.00)**       --       --     (0.03)      (0.10)
      Distributions from capital contributions                    --             --          --       --        --       (0.61)
                                                             -------        -------     -------   ------    ------      ------
   Total distributions                                            --             --       (0.01)   (0.02)    (0.23)      (1.09)
                                                             -------        -------     -------   ------    ------      ------
   Net asset value, end of period                            $  9.80        $  8.60     $  8.43   $ 6.63    $ 7.34      $ 7.58
                                                             -------        -------     -------   ------    ------      ------
   Total Return (a)(b)                                         13.95%          2.06%      27.30%   (9.38%)   (0.09%)     (4.72%)
                                                             -------        -------     -------   ------    ------      ------
   Ratios and supplemental data:
   Net assets, end of period (000)                           $32,449        $24,378     $13,878   $2,522    $  648      $   28
   Ratio of net expenses to average net assets                  2.23%***       2.26%       2.44%    2.50%     2.50%       2.50%***
   Ratio of net investment income (loss) to average net
      assets                                                    0.15%***       1.03%       0.97%    4.51%     1.13%       1.03%***
   Ratio of gross expenses to average net assets prior to
      waiver of expenses by the Advisor                         2.23%***       2.26%       2.44%    3.18%     3.74%       4.67%***


84 SEMIANNUAL REPORT Financial Highlights

                                           Calamos Global Growth and Income Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                          CLASS C
                                                            -------------------------------------------------------------------
                                                             (unaudited)
                                                              Six Months
                                                                Ended                       Year Ended March 31,
                                                            September 30,   ---------------------------------------------------
                                                                 2005         2005         2004      2003      2002       2001
                                                            -------------   --------     -------   -------    ------    -------
   Net asset value, beginning of period                      $   8.15       $   7.98     $  6.28   $  6.95    $ 7.19    $  9.14
   Income from investment operations:
      Net investment income (loss)                               0.01*          0.08*       0.07*     0.39      0.20       0.11
   Net realized and unrealized gain (loss) on investments        1.12           0.09        1.64     (1.04)    (0.22)     (1.14)
                                                             --------       --------     -------   -------    ------    -------
   Total from investment operations                              1.13           0.17        1.71     (0.65)    (0.02)     (1.03)
                                                             --------       --------     -------   -------    ------    -------
Capital contribution from Advisor                                  --             --          --        --        --       0.12
Distributions:
      Dividends from net investment income                         --             --       (0.01)    (0.02)    (0.19)     (0.36)
      Dividends from net realized gains                            --          (0.00)**       --        --     (0.03)     (0.56)
      Distributions from capital contributions                     --             --          --        --        --      (0.12)
                                                             --------       --------     -------   -------    ------    -------
   Total distributions                                             --             --       (0.01)    (0.02)    (0.22)     (1.04)
                                                             --------       --------     -------   -------    ------    -------
   Net asset value, end of period                            $   9.28       $   8.15     $  7.98   $  6.28    $ 6.95    $  7.19
                                                             --------       --------     -------   -------    ------    -------
   Total Return (a)(b)                                          13.87%          2.17%      27.23%    (9.33%)   (0.30%)   (10.41%)
                                                             --------       --------     -------   -------    ------    -------
   Ratios and supplemental data:
   Net assets, end of period (000)                           $131,273       $101,794     $63,425   $11,426    $4,301    $ 2,477
   Ratio of net expenses to average net assets                   2.23%***       2.26%       2.44%     2.50%     2.50%      2.50%
   Ratio of net investment income (loss) to average net
      assets                                                     0.15%***       1.03%       0.97%     4.51%     1.13%      1.03%
   Ratio of gross expenses to average net assets prior to
      waiver of expenses by the Advisor                          2.23%***       2.26%       2.44%     3.18%     3.74%      3.94%


                                       Financial Highlights SEMIANNUAL REPORT 85

Calamos Global Growth and Income Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                               CLASS I
                                                   --------------------------------------------------------------
                                                    (unaudited)
                                                     Six Months
                                                       Ended                    Year Ended March 31,
                                                   September 30,   ----------------------------------------------
                                                       2005         2005       2004     2003      2002      2001
                                                   -------------   ------     ------   ------    ------   -------
   Net asset value, beginning of period               $ 8.30       $ 8.05     $ 6.27   $ 6.86    $ 7.09   $  9.24
   Income from investment operations:
      Net investment income (loss)                      0.05*        0.16*      0.15*    0.52      0.16      0.19
   Net realized and unrealized gain (loss)
      on investments                                    1.15         0.09       1.64    (1.09)    (0.11)    (1.13)
                                                      ------       ------     ------   ------    ------   -------
   Total from investment operations                     1.20         0.25       1.79    (0.57)     0.05     (0.94)
                                                      ------       ------     ------   ------    ------   -------
Capital contribution from Advisor                         --           --         --       --        --      0.01
Distributions:
      Dividends from net investment income                --           --      (0.01)   (0.02)    (0.25)    (0.50)
      Dividends from net realized gains                   --        (0.00)**      --       --     (0.03)    (0.71)
      Distributions from capital contributions            --           --         --       --        --     (0.01)
                                                      ------       ------     ------   ------    ------   -------
   Total distributions                                    --           --      (0.01)   (0.02)    (0.28)    (1.22)
                                                      ------       ------     ------   ------    ------   -------
   Net asset value, end of period                     $ 9.50       $ 8.30     $ 8.05   $ 6.27    $ 6.86   $  7.09
                                                      ------       ------     ------   ------    ------   -------
   Total Return (a)(b)                                 14.46%        3.15%     28.59%   (8.29%)    0.76%   (10.92%)
                                                      ------       ------     ------   ------    ------   -------
   Ratios and supplemental data:
   Net assets, end of period (000)                    $5,264       $4,645     $4,251   $1,155    $  633   $   621
                                                      ------       ------     ------   ------    ------   -------
   Ratio of net expenses to average net assets          1.23%***     1.26%      1.44%    1.50%     1.50%     1.50%
   Ratio of net investment income (loss) to
      average net assets                                1.15%***     2.03%      1.97%    5.51%     2.13%     2.03%
   Ratio of gross expenses to average net assets
      prior to waiver of expenses by the Advisor        1.23%***     1.26%      1.44%    2.18%     2.74%     2.68%


86 SEMIANNUAL REPORT Financial Highlights

Calamos Growth and Income Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                   CLASS A
                                                   -----------------------------------------------------------------------
                                                    (unaudited)
                                                     Six Months
                                                       Ended                         Year Ended March 31,
                                                   September 30,   -------------------------------------------------------
                                                        2005          2005         2004        2003       2002       2001
                                                   -------------   ----------   ----------   --------   --------   -------
   Net asset value, beginning of period             $    29.40     $    28.71   $    22.30   $  23.95   $  23.26   $ 28.29
   Income from investment operations:
   Net investment income (loss)                           0.17           0.40         0.34       0.66       0.50      0.61
   Net realized and unrealized gain (loss)
      on investments                                      2.18           0.85         6.48      (1.83)      0.98     (2.29)
                                                    ----------     ----------   ----------   --------   --------   -------
   Total from investment operations                       2.35           1.25         6.82      (1.17)      1.48     (1.68)
                                                    ----------     ----------   ----------   --------   --------   -------
Capital contribution from Advisor                           --             --           --         --         --        --
Distributions:
   Dividends from net investment income                  (0.31)         (0.40)       (0.41)     (0.48)     (0.58)    (0.62)
   Dividends from net realized gains                        --          (0.16)          --         --      (0.21)    (2.73)
   Distributions from capital contributions                 --             --           --         --         --        --
                                                    ----------     ----------   ----------   --------   --------   -------
   Total distributions                                   (0.31)         (0.56)       (0.41)     (0.48)     (0.79)    (3.35)
                                                    ----------     ----------   ----------   --------   --------   -------
   Net asset value, end of period                   $    31.44     $    29.40   $    28.71   $  22.30   $  23.95   $ 23.26
                                                    ----------     ----------   ----------   --------   --------   -------
   Total Return (a)(b)                                    8.06%          4.40%       30.74%     (4.86%)     6.52%    (6.83%)
                                                    ----------     ----------   ----------   --------   --------   -------
   Ratios and supplemental data:
   Net assets, end of period (000)                  $2,890,973     $2,580,205   $2,031,032   $609,838   $242,624   $82,362
                                                    ----------     ----------   ----------   --------   --------   -------
   Ratio of net expenses to average net assets            1.07%          1.08%        1.14%      1.25%      1.36%     1.39%
   Ratio of net investment income (loss) to
      average net assets                                  1.09%          1.42%        1.63%      3.31%      2.19%     2.52%
   Ratio of gross expenses to average net assets
      prior to waiver of expenses by the Advisor          1.07%          1.08%        1.14%      1.25%      1.36%     1.39%

                             (unaudited)
                          Six Months Ended         Year Ended March 31,
                            September 30,    --------------------------------
                                2005         2005   2004   2003   2002   2001
                          ----------------   ----   ----   ----   ----   ----
Portfolio turnover rate         32.4%        65.0%  50.0%  27.1%  39.7%  81.6%

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) In March 2001, the Fund's total return includes the capital contribution by Calamos Advisors. Excluding this item, total return would have been -6.83%, -9.34%, -7.46%, and -6.62% for Class A, Class B, Class C and Class I shares, respectively.

*    Amounts are less than $0.005 per share.

**   Annualized


                                       Financial Highlights SEMIANNUAL REPORT 87

Calamos Growth and Income Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                    CLASS B
                                                   -------------------------------------------------------------------------
                                                    (unaudited)
                                                     Six Months                                                September 11,
                                                       Ended                  Year Ended March 31,              2000 through
                                                   September 30,   -----------------------------------------     March 31,
                                                        2005         2005       2004       2003        2002         2001
                                                   -------------   --------   --------   --------    -------   -------------
   Net asset value, beginning of period              $  32.42      $  31.66   $  24.57   $  26.36    $ 25.57     $28.43
   Income from investment operations:
      Net investment income (loss)                       0.06          0.19       0.16       0.54       0.36       0.13
   Net realized and unrealized gain (loss) on
      investments                                        2.42          0.95       7.14      (2.01)      1.08      (2.77)
                                                     --------      --------   --------   --------    -------     ------
   Total from investment operations                      2.48          1.14       7.30      (1.47)      1.44      (2.64)
                                                     --------      --------   --------   --------    -------     ------
Capital contribution from Advisor                          --            --         --         --         --       2.91
Distributions:
      Dividends from net investment income              (0.13)        (0.22)     (0.21)     (0.32)     (0.44)     (0.12)
      Dividends from net realized gains                    --         (0.16)        --         --      (0.21)     (0.10)
      Distributions from capital contributions             --            --         --         --         --      (2.91)
                                                     --------      --------   --------   --------    -------     ------
   Total distributions                                  (0.13)        (0.38)     (0.21)     (0.32)     (0.65)     (3.13)
                                                     --------      --------   --------   --------    -------     ------
   Net asset value, end of period                    $  34.77      $  32.42   $  31.66   $  24.57    $ 26.36     $25.57
                                                     --------      --------   --------   --------    -------     ------
   Total Return (a)(b)                                   7.68%         3.62%     29.78%     (5.56%)     5.74%      0.65%
                                                     --------      --------   --------   --------    -------     ------
   Ratios and supplemental data:
   Net assets, end of period (000)                   $691,086      $639,253   $541,360   $212,764    $68,757     $5,923
   Ratio of net expenses to average net assets           1.82%         1.83%      1.89%      2.00%      2.11%      2.14%**
   Ratio of net investment income (loss) to
      average net assets                                 0.34%         0.67%      0.88%      2.56%      1.44%      1.77%**
   Ratio of gross expenses to average net assets
      prior to waiver of expenses by the Advisor         1.82%         1.83%      1.89%      2.00%      2.11%      2.34%**


88 SEMIANNUAL REPORT Financial Highlights

                                                  Calamos Growth and Income Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                   CLASS C
                                                   -----------------------------------------------------------------------
                                                    (unaudited)
                                                     Six Months
                                                       Ended                         Year Ended March 31,
                                                   September 30,   -------------------------------------------------------
                                                        2005          2005         2004        2003       2002       2001
                                                   -------------   ----------   ----------   --------   --------   -------
   Net asset value, beginning of period             $    29.53     $    28.90   $    22.47   $  24.16   $  23.47   $ 27.99
   Income from investment operations:
      Net investment income (loss)                        0.04           0.19         0.17       0.51       0.31      0.37
   Net realized and unrealized gain (loss) on
      investments                                         2.22           0.84         6.50      (1.86)      1.01     (2.25)
                                                    ----------     ----------   ----------   --------   --------   -------
   Total from investment operations                       2.26           1.03         6.67      (1.35)      1.32     (1.88)
                                                    ----------     ----------   ----------   --------   --------   -------
Capital contribution from Advisor                           --             --           --         --         --      0.42
Distributions:
      Dividends from net investment income               (0.15)         (0.24)       (0.24)     (0.34)     (0.42)    (0.35)
      Dividends from net realized gains                     --          (0.16)          --         --      (0.21)    (2.29)
      Distributions from capital
         contributions                                      --             --           --         --         --     (0.42)
                                                    ----------     ----------   ----------   --------   --------   -------
   Total distributions                                   (0.15)         (0.40)       (0.24)     (0.34)     (0.63)    (3.06)
                                                    ----------     ----------   ----------   --------   --------   -------
   Net asset value, end of period                   $    31.64     $    29.53   $    28.90   $  22.47   $  24.16   $ 23.47
                                                    ----------     ----------   ----------   --------   --------   -------
   Total Return (a)(b)                                    7.70%          3.59%       29.77%     (5.57%)     5.75%    (5.98%)
                                                    ----------     ----------   ----------   --------   --------   -------
   Ratios and supplemental data:
   Net assets, end of period (000)                  $1,831,347     $1,615,096   $1,260,818   $386,101   $112,633   $24,311
   Ratio of net expenses to average net assets            1.82%          1.83%        1.89%      2.00%      2.11%     2.14%
   Ratio of net investment income (loss) to
      average net assets                                  0.34%          0.67%        0.88%      2.56%      1.44%     1.77%
   Ratio of gross expenses to average net assets
      prior to waiver of expenses by the Advisor          1.82%          1.83%        1.89%      2.00%      2.11%     2.35%


                                       Financial Highlights SEMIANNUAL REPORT 89

Calamos Growth and Income Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                             CLASS I
                                                                 --------------------------------------------------------------
                                                                  (unaudited)
                                                                   Six Months
                                                                     Ended                    Year Ended March 31,
                                                                 September 30,   ----------------------------------------------
                                                                      2005         2005      2004      2003      2002     2001
                                                                 -------------   -------   -------   -------    ------   ------
   Net asset value, beginning of period                            $  28.90      $ 28.21   $ 21.91   $ 23.54    $22.87   $28.44
   Income from investment operations:
      Net investment income (loss)                                     0.23         0.45      0.44      0.65      0.57     0.73
   Net realized and unrealized gain (loss) on investments              2.12         0.85      6.33     (1.75)     0.94    (2.32)
                                                                   --------      -------   -------   -------    ------   ------
   Total from investment operations                                    2.35         1.30      6.77     (1.10)     1.51    (1.59)
                                                                   --------      -------   -------   -------    ------   ------
Capital contribution from Advisor                                        --           --        --        --        --     0.00*
Distributions:
      Dividends from net investment income                            (0.36)       (0.45)    (0.47)    (0.53)    (0.63)   (0.76)
      Dividends from net realized gains                                  --        (0.16)       --        --     (0.21)   (3.22)
      Distributions from capital contributions                           --           --        --        --        --    (0.00)*
                                                                   --------      -------   -------   -------    ------   ------
   Total distributions                                                (0.36)       (0.61)    (0.47)    (0.53)    (0.84)   (3.98)
                                                                   --------      -------   -------   -------    ------   ------
   Net asset value, end of period                                  $  30.89      $ 28.90   $ 28.21   $ 21.91    $23.54   $22.87
                                                                   --------      -------   -------   -------    ------   ------
   Total Return (a)(b)                                                 8.21%        4.67%    31.06%    (4.65%)    6.77%   (6.53%)
                                                                   --------      -------   -------   -------    ------   ------
   Ratios and supplemental data:
   Net assets, end of period (000)                                 $113,423      $82,793   $44,192   $15,670    $2,956   $2,719
   Ratio of net expenses to average net assets                         0.82%        0.83%     0.89%     1.00%     1.11%    1.14%
   Ratio of net investment income (loss) to average net assets         1.34%        1.67%     1.88%     3.56%     2.44%    2.77%
   Ratio of gross expenses to average net assets prior to
      waiver of expenses by the Advisor                                0.82%        0.83%     0.89%     1.00%     1.11%    1.14%


90 SEMIANNUAL REPORT Financial Highlights

Calamos High Yield Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                             CLASS A
                                                                 --------------------------------------------------------------
                                                                  (unaudited)
                                                                   Six Months
                                                                     Ended                    Year Ended March 31,
                                                                 September 30,   ----------------------------------------------
                                                                      2005         2005       2004      2003     2002     2001
                                                                 -------------   --------   -------   -------   ------   ------

   Net asset value, beginning of period                            $  10.75      $  10.86   $  9.60   $  9.85   $ 9.55   $ 9.53
   Income from investment operations:
      Net investment income (loss)                                     0.30          0.67      0.69      0.48     0.54     0.64
   Net realized and unrealized gain (loss) on investments              0.19         (0.07)     1.28     (0.26)    0.29     0.02
                                                                   --------      --------   -------   -------   ------   ------
   Total from investment operations                                    0.49          0.60      1.97      0.22     0.83     0.66
                                                                   --------      --------   -------   -------   ------   ------
Capital contribution from Advisor                                        --            --        --        --       --     0.00*
Distributions:
      Dividends from net investment income                            (0.51)        (0.56)    (0.71)    (0.47)   (0.53)   (0.64)
      Dividends from net realized gains                                  --         (0.15)       --        --       --       --
      Distributions from capital contributions                           --            --        --        --       --    (0.00)*
                                                                   --------      --------   -------   -------   ------   ------
   Total distributions                                                (0.51)        (0.71)    (0.71)    (0.47)   (0.53)   (0.64)
                                                                   --------      --------   -------   -------   ------   ------
   Net asset value, end of period                                  $  10.73      $  10.75   $ 10.86   $  9.60   $ 9.85   $ 9.55
                                                                   --------      --------   -------   -------   ------   ------
   Total Return (a)(b)                                                 4.74%         5.67%    20.87%     2.53%    8.98%    7.12%
                                                                   --------      --------   -------   -------   ------   ------
   Ratios and supplemental data:
   Net assets, end of period (000)                                 $108,157      $119,798   $97,993   $45,265   $7,023   $2,243
   Ratio of net expenses to average net assets                         1.24%         1.24%     1.30%     1.75%    1.75%    1.75%
   Ratio of net investment income (loss) to average net assets         5.66%         6.26%     7.04%     7.07%    6.32%    7.50%
   Ratio of gross expenses to average net assets prior to
      waiver of expenses by the Advisor                                1.24%         1.24%     1.30%     1.96%    5.75%   12.60%

                           (unaudited)
                            Six Months
                              Ended             Year Ended March 31,
                          September 30,   --------------------------------
                               2005       2005   2004   2003   2002   2001
                          -------------   ----   ----   ----   ----   ----
Portfolio turnover rate       43.6%       39.7%  44.2%  33.2%  36.7%  19.7%

a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) In March 2001, the Fund's total return includes the capital share contribution by Calamos Advisors. Excluding this item, the total return would have been 7.12%, 4.83%, and 5.63% for Class A, Class B and Class C shares respectively.

*    Amounts are less than $0.005 per share.

**   Annualized


                                       Financial Highlights SEMIANNUAL REPORT 91

Calamos High Yield Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                       CLASS B
                                                            -------------------------------------------------------------
                                                                                                            December 21,
                                                              (unaudited)                                       2000
                                                               Six Months                                     through
                                                                 Ended          Year Ended March 31,         March 31,
                                                             September 30,  ---------------------------   ---------------
                                                                 2005         2005      2004      2003     2002     2001
                                                            -------------   -------   -------   -------   ------   ------
   Net asset value, beginning of period                        $ 10.99      $ 11.11   $  9.82   $ 10.07   $ 9.77   $ 9.39
   Income from investment operations:
      Net investment income (loss)                                0.27         0.61      0.63      0.45     0.47     0.07
   Net realized and unrealized gain (loss) on investments         0.20        (0.08)     1.29     (0.28)    0.31     0.38
                                                               -------      -------   -------   -------   ------   ------
   Total from investment operations                               0.47         0.53      1.92      0.17     0.78     0.45
                                                               -------      -------   -------   -------   ------   ------
Capital contribution from Advisor                                                --        --        --       --     0.23
Distributions:
      Dividends from net investment income                       (0.46)       (0.50)    (0.63)    (0.42)   (0.48)   (0.07)
      Dividends from net realized gains                             --        (0.15)       --        --       --       --
      Distributions from capital contributions                                   --        --        --       --    (0.23)
                                                               -------      -------   -------   -------   ------   ------
   Total distributions                                           (0.46)       (0.65)    (0.63)    (0.42)   (0.48)   (0.30)
                                                               -------      -------   -------   -------   ------   ------
   Net asset value, end of period                              $ 11.00      $ 10.99   $ 11.11   $  9.82   $10.07   $ 9.77
                                                               -------      -------   -------   -------   ------   ------
   Total Return (a)(b)                                            4.37%        4.83%    19.89%     1.91%    8.28%    7.52%
                                                               -------      -------   -------   -------   ------   ------
   Ratios and supplemental data:
   Net assets, end of period (000)                             $34,119      $28,228   $26,657   $14,166   $2,014   $   40
   Ratio of net expenses to average net assets                    1.99%        1.99%     2.05%     2.50%    2.50%    2.50%**
   Ratio of net investment income (loss) to average net
      assets                                                      4.91%        5.51%     6.29%     6.32%    5.57%    6.75%**
   Ratio of gross expenses to average net assets prior to
      waiver of expenses by the Advisor                           1.99%        1.99%     2.05%     2.71%    6.50%   13.32%**


92 SEMIANNUAL REPORT Financial Highlights

                                                         Calamos High Yield Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                       CLASS C
                                                         --------------------------------------------------------------------
                                                          (unaudited)                                            December 21,
                                                           Six Months                                                2000
                                                             Ended               Year Ended March 31,               through
                                                         September 30,   ------------------------------------      March 31,
                                                             2005          2005      2004      2003     2002         2001
                                                         -------------   -------   -------   -------   ------    ------------
   Net asset value, beginning of period                     $ 10.94      $ 11.06   $  9.78   $ 10.04   $ 9.74     $ 9.39
   Income from investment operations:
      Net investment income (loss)                             0.27         0.61      0.62      0.47     0.46       0.18
   Net realized and unrealized gain (loss) on investments      0.19        (0.08)     1.29     (0.31)    0.33       0.35
                                                            -------      -------   -------   -------   ------     ------
   Total from investment operations                            0.46         0.53      1.91      0.16     0.79       0.53
                                                            -------      -------   -------   -------   ------     ------
Capital contribution from Advisor                                             --        --        --       --       0.15
Distributions:
      Dividends from net investment income                    (0.45)       (0.50)    (0.63)    (0.42)   (0.49)     (0.18)
      Dividends from net realized gains                          --        (0.15)       --        --       --         --
      Distributions from capital contributions                                --        --        --       --      (0.15)
                                                            -------      -------   -------   -------   ------     ------
   Total distributions                                        (0.45)       (0.65)    (0.63)    (0.42)   (0.49)     (0.33)
                                                            -------      -------   -------   -------   ------     ------
   Net asset value, end of period                           $ 10.95      $ 10.94   $ 11.06   $  9.78   $10.04     $ 9.74
                                                            -------      -------   -------   -------   ------     ------
   Total Return (a)(b)                                         4.35%        4.87%    19.88%     1.84%    8.38%      7.43%
                                                            -------      -------   -------   -------   ------     ------
   Ratios and supplemental data:
   Net assets, end of period (000)                          $70,117      $70,922   $67,593   $30,324   $3,636     $   11
   Ratio of net expenses to average net assets                 1.99%        1.99%     2.05%     2.50%    2.50%      2.50%**
   Ratio of net investment income (loss) to average net
      assets                                                   4.91%        5.51%     6.29%     6.32%    5.57%      6.75%**
   Ratio of gross expenses to average net assets prior to
      waiver of expenses by the Advisor                        1.99%        1.99%     2.05%     2.71%    6.50%     13.32%**


                                       Financial Highlights SEMIANNUAL REPORT 93

Calamos High Yield Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                               CLASS I
                                                         ----------------------------------------------------
                                                          (unaudited)                                March 1,
                                                           Six Months                                  2002
                                                             Ended         Year Ended March 31,      through
                                                         September 30,   ------------------------   March 31,
                                                              2005        2005     2004     2003       2002
                                                         -------------   ------   ------   ------   ---------
Net asset value, beginning of period                        $10.75       $10.85   $ 9.60   $ 9.84   $ 9.67
                                                            ------       ------   ------   ------   ------
Income from investment operations:
   Net investment income (loss)                               0.34         0.82     0.77     0.61     0.06
                                                            ------       ------   ------   ------   ------
Net realized and unrealized gain (loss) on investments        0.17        (0.19)    1.21    (0.37)    0.20
                                                            ------       ------   ------   ------   ------
Total from investment operations                              0.51         0.63     1.98     0.24     0.26
                                                            ------       ------   ------   ------   ------
Capital contribution from Advisor                               --           --       --       --       --
                                                            ------       ------   ------   ------   ------
Distributions:
   Dividends from net investment income                      (0.53)       (0.58)   (0.73)   (0.48)   (0.09)
                                                            ------       ------   ------   ------   ------
   Dividends from net realized gains                            --        (0.15)      --       --       --
                                                            ------       ------   ------   ------   ------
   Distributions from capital contributions                     --           --       --       --       --
                                                            ------       ------   ------   ------   ------
Total distributions                                          (0.53)       (0.73)   (0.73)   (0.48)   (0.09)
                                                            ------       ------   ------   ------   ------
Net asset value, end of period                              $10.73       $10.75   $10.85   $ 9.60   $ 9.84
                                                            ------       ------   ------   ------   ------
Total Return (a)(b)                                           4.94%        5.96%   21.04%    2.83%    2.68%
                                                            ------       ------   ------   ------   ------
Ratios and supplemental data:
Net assets,end of period (000)                              $1,835       $1,874   $2,717   $2,272   $    1
                                                            ------       ------   ------   ------   ------
Ratio of net expenses to average net assets                   0.99%        0.99%    1.05%    1.50%    1.50%**
                                                            ------       ------   ------   ------   ------
Ratio of net investment income (loss) to average net
   assets                                                     5.91%        6.51%    7.29%    7.32%    6.57%**
                                                            ------       ------   ------   ------   ------
Ratio of gross expenses to average net assets prior to
   waiver of expenses by the Advisor                          0.99%        0.99%    1.05%    1.71%    5.50%**
                                                            ------       ------   ------   ------   ------


94 SEMIANNUAL REPORT Financial Highlights

Calamos Convertible Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                         CLASS A
                                                         ----------------------------------------------------------------------
                                                          (unaudited)
                                                           Six Months
                                                             Ended                        Year Ended March 31,
                                                         September 30,   ------------------------------------------------------
                                                              2005         2005        2004       2003        2002       2001
                                                         -------------   --------    --------   --------    --------   --------
Net asset value, beginning of period                       $  20.42      $  22.18    $  17.15   $  18.85    $  19.14   $  22.74
                                                           --------      --------    --------   --------    --------   --------
Income from investment operations:
   Net investment income (loss)                                0.13          0.40        0.51       0.60        0.52       0.51
                                                           --------      --------    --------   --------    --------   --------
Net realized and unrealized gain (loss) on investments         0.98         (0.76)       5.13      (2.04)       0.12      (1.14)
                                                           --------      --------    --------   --------    --------   --------
Total from investment operations                               1.11         (0.36)       5.64      (1.44)       0.64      (0.63)
                                                           --------      --------    --------   --------    --------   --------
Capital contribution from Advisor                                --            --          --         --          --       0.03
                                                           --------      --------    --------   --------    --------   --------
Distributions:
   Dividends from net investment income                       (0.43)        (0.36)      (0.61)     (0.26)      (0.62)     (0.56)
                                                           --------      --------    --------   --------    --------   --------
   Dividends from net realized gains                             --         (1.04)         --         --       (0.31)     (2.41)
                                                           --------      --------    --------   --------    --------   --------
   Distributions from capital contributions                      --            --          --         --          --      (0.03)
                                                           --------      --------    --------   --------    --------   --------
Total distributions                                           (0.43)        (1.40)      (0.61)     (0.26)      (0.93)     (3.00)
                                                           --------      --------    --------   --------    --------   --------
Net asset value, end of period                             $  21.10      $  20.42    $  22.18   $  17.15    $  18.85   $  19.14
                                                           --------      --------    --------   --------    --------   --------
Total Return (a)(b)                                            5.55%        (1.69%)     33.16%     (7.63%)      3.56%     (3.24%)
                                                           --------      --------    --------   --------    --------   --------
Ratios and supplemental data:
Net assets,end of period (000)                             $451,004      $498,262    $629,461   $550,035    $313,223   $142,293
                                                           --------      --------    --------   --------    --------   --------
Ratio of net expenses to average net assets                    1.12%         1.11%       1.15%      1.20%       1.28%      1.20%
                                                           --------      --------    --------   --------    --------   --------
Ratio of net investment income (loss) to average net
   assets                                                      1.35%         1.80%       2.36%      3.75%       2.68%      2.48%
                                                           --------      --------    --------   --------    --------   --------
Ratio of gross expenses to average net assets prior to
   waiver of expenses by the Advisor                           1.12%         1.11%       1.15%      1.20%       1.28%      1.21%
                                                           --------      --------    --------   --------    --------   --------

                             (unaudited)
                          Six Months Ended         Year Ended March 31,
                            September 30,    --------------------------------
                                2005         2005   2004   2003   2002   2001
                          ----------------   ----   ----   ----   ----   ----
Portfolio turnover rate         29.9%        50.6%  67.0%  35.6%  37.0%  92.6%

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) In March 2001, the Fund's total return includes the capital contribution by Calamos Advisors. Excluding this item, total return would have been -3.36%, -6.16%, -4.01%, and -3.11% for Class A, Class B, Class C and Class I shares, respectively.

*    Amounts are less than $0.005 per share.

**   Annualized

                                       Financial Highlights SEMIANNUAL REPORT 95

Calamos Convertible Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                    CLASS B
                                                   -------------------------------------------------------------------------
                                                    (unaudited)                                                September 11,
                                                     Six Months                                                     2000
                                                       Ended                  Year Ended March 31,                through
                                                   September 30,   -----------------------------------------     March 31,
                                                        2005         2005        2004       2003       2002         2001
                                                   -------------   --------    --------   --------   -------   -------------
   Net asset value, beginning of period              $  23.04      $  24.88    $  19.18   $  21.10   $ 21.35     $ 23.03
   Income from investment operations:
      Net investment income (loss)                       0.07          0.26        0.37       0.50      0.40        0.15
   Net realized and unrealized gain (loss)
      on investments                                     1.11         (0.84)       5.77      (2.26)     0.16       (1.56)
                                                     --------      --------    --------   --------   -------     -------
   Total from investment operations                      1.18         (0.58)       6.14      (1.76)     0.56       (1.41)
                                                     --------      --------    --------   --------   -------     -------
Capital contribution from Advisor                          --            --          --         --        --        2.61
Distributions:
      Dividends from net investment income              (0.30)        (0.22)      (0.44)     (0.16)    (0.50)      (0.17)
      Dividends from net realized gains                    --         (1.04)         --         --     (0.31)      (0.10)
      Distributions from capital contributions             --            --          --         --        --       (2.61)
                                                     --------      --------    --------   --------   -------     -------
   Total distributions                                  (0.30)        (1.26)      (0.44)     (0.16)    (0.81)      (2.88)
                                                     --------      --------    --------   --------   -------     -------
   Net asset value, end of period                    $  23.92      $  23.04    $  24.88   $  19.18   $ 21.10     $ 21.35
                                                     --------      --------    --------   --------   -------     -------
   Total Return (a)(b)                                   5.18%        (2.43%)     32.16%     (8.32%)    2.74%       5.17%
                                                     --------      --------    --------   --------   -------     -------
   Ratios and supplemental data:
   Net assets, end of period (000)                   $185,673      $194,383    $229,323   $177,823   $86,451     $13,628
   Ratio of net expenses to average net assets           1.87%         1.86%       1.90%      1.95%     2.03%       1.95%**
   Ratio of net investment income (loss) to
      average net assets                                 0.60%         1.05%       1.61%      3.00%     1.93%       1.73%**
   Ratio of gross expenses to average net assets
      prior to waiver of expenses by the Advisor         1.87%         1.86%       1.90%      1.95%     2.03%       2.71%**


96 SEMIANNUAL REPORT Financial Highlights

                                                        Calamos Convertible Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                  CLASS C
                                                   --------------------------------------------------------------------
                                                    (unaudited)
                                                     Six Months
                                                       Ended                       Year Ended March 31,
                                                   September 30,   ----------------------------------------------------
                                                        2005         2005        2004       2003       2002       2001
                                                   -------------   --------    --------   --------   --------   -------
   Net asset value, beginning of period              $  20.42      $  22.22    $  17.19   $  18.94   $  19.23   $ 22.62
   Income from investment operations:
      Net investment income (loss)                       0.04          0.23        0.33       0.47       0.36      0.34
   Net realized and unrealized gain (loss) on
      investments                                        1.01         (0.76)       5.16      (2.05)      0.15     (1.12)
                                                     --------      --------    --------   --------   --------   -------
   Total from investment operations                      1.05         (0.53)       5.49      (1.58)      0.51     (0.78)
                                                     --------      --------    --------   --------   --------   -------
Capital contribution from Advisor                          --            --          --         --         --      0.18
Distributions:
      Dividends from net investment income              (0.32)        (0.23)      (0.46)     (0.17)     (0.49)    (0.34)
      Dividends from net realized gains                    --         (1.04)         --         --      (0.31)    (2.27)
      Distributions from capital contributions             --            --          --         --         --     (0.18)
                                                     --------      --------    --------   --------   --------   -------
   Total distributions                                  (0.32)        (1.27)      (0.46)     (0.17)     (0.80)    (2.79)
                                                     --------      --------    --------   --------   --------   -------
   Net asset value, end of period                    $  21.15      $  20.42    $  22.22   $  17.19   $  18.94   $ 19.23
                                                     --------      --------    --------   --------   --------   -------
   Total Return (a)(b)                                   5.20%        (2.45%)     32.11%     (8.32%)     2.80%    (3.23%)
                                                     --------      --------    --------   --------   --------   -------
   Ratios and supplemental data:
   Net assets, end of period (000)                   $379,900      $415,044    $522,146   $422,336   $225,058   $97,784
   Ratio of net expenses to average net assets           1.87%         1.86%       1.90%      1.95%      2.03%     1.95%
   Ratio of net investment income (loss) to
      average net assets                                 0.60%         1.05%       1.61%      3.00%      1.93%     1.73%
   Ratio of gross expenses to average net assets
      prior to waiver of expenses by the Advisor         1.87%         1.86%       1.90%      1.95%      2.03%     2.06%


                                       Financial Highlights SEMIANNUAL REPORT 97

Calamos Convertible Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                              CLASS I
                                                                 ----------------------------------------------------------------
                                                                  (unaudited)
                                                                   Six Months
                                                                     Ended                     Year Ended March 31,
                                                                 September 30,   ------------------------------------------------
                                                                      2005         2005      2004      2003       2002      2001
                                                                 -------------   -------   -------   -------    -------   -------
   Net asset value, beginning of period                             $ 19.55      $ 21.29   $ 16.49   $ 18.13    $ 18.44   $ 22.82
   Income from investment operations:
   Net investment income (loss)                                        0.12         0.43      0.51      0.66       0.54      0.59
      Net realized and unrealized gain (loss) on investments           0.97        (0.73)     4.95     (2.01)      0.13     (1.12)
                                                                    -------      -------   -------   -------    -------   -------
Total from investment operations                                       1.09        (0.30)     5.46     (1.35)      0.67     (0.53)
                                                                    -------      -------   -------   -------    -------   -------

Capital contribution from Advisor                                        --           --        --        --         --     (0.00)*
Distributions:
      Dividends from net investment income                            (0.47)       (0.40)    (0.66)    (0.29)     (0.67)    (0.67)
      Dividends from net realized gains                                  --        (1.04)       --        --      (0.31)    (3.18)
      Distributions from capital contributions                           --           --        --        --         --     (0.00)*
                                                                    -------      -------   -------   -------    -------   -------
   Total distributions                                                (0.47)       (1.44)    (0.66)    (0.29)     (0.98)    (3.85)
                                                                    -------      -------   -------   -------    -------   -------
   Net asset value, end of period                                   $ 20.17      $ 19.55   $ 21.29   $ 16.49    $ 18.13   $ 18.44
                                                                    -------      -------   -------   -------    -------   -------
   Total Return (a)(b)                                                 5.70%       (1.47%)   33.45%    (7.44%)     3.83%    (3.09%)

   Ratios and supplemental data:
   Net assets, end of period (000)                                  $29,347      $35,235   $51,614   $38,852    $36,499   $30,069
   Ratio of net expenses to average net assets                         0.87%        0.86%     0.90%     0.95%      1.03%     0.95%
   Ratio of net investment income (loss) to average net assets         1.60%        2.05%     2.61%     4.00%      2.93%     2.73%
   Ratio of gross expenses to average net assets prior to
      waiver of expenses by the Advisor                                0.87%        0.86%     0.90%     0.95%      1.03%     0.95%


98 SEMIANNUAL REPORT Financial Highlights

Calamos Market Neutral Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                           CLASS A
                                                            --------------------------------------------------------------------
                                                             (unaudited)
                                                              Six Months
                                                                Ended                       Year Ended March 31,
                                                            September 30,   ----------------------------------------------------
                                                                 2005         2005       2004       2003        2002       2001
                                                            -------------   --------   --------   --------    --------   -------
   Net asset value, beginning of period                       $  13.02      $  14.45   $  14.14   $  13.72    $  13.34   $ 13.00
   Income from investment operations:
   Net investment income (loss)                                   0.25          0.33       0.51       0.50        0.36      0.51
   Net realized and unrealized gain (loss) on investments           --         (0.46)      0.87       0.46        0.41      0.58
                                                              --------      --------   --------   --------    --------   -------
   Total from investment operations                               0.25         (0.13)      1.38       0.96        0.77      1.09
                                                              --------      --------   --------   --------    --------   -------

Capital contribution from Advisor                                   --            --         --         --          --      0.01
Distributions:
      Dividends from net investment income                       (0.60)        (0.82)     (0.76)     (0.54)      (0.37)    (0.51)
      Dividends from net realized gains                             --         (0.48)     (0.31)     (0.00)*     (0.02)    (0.24)
      Distributions from capital contributions                      --            --         --         --          --     (0.01)
                                                              --------      --------   --------   --------    --------   -------
   Total distributions                                           (0.60)        (1.30)     (1.07)     (0.54)      (0.39)    (0.76)
                                                              --------      --------   --------   --------    --------   -------
   Net asset value, end of period                             $  12.67      $  13.02   $  14.45   $  14.14    $  13.72   $ 13.34
                                                              --------      --------   --------   --------    --------   -------
   Total Return(a)(b)                                             2.00%        (1.03%)    10.11%      7.11%       5.81%     8.62%

   Ratios and supplemental data:
   Net assets, end of period (000)                            $178,281      $279,737   $402,820   $463,466    $306,524   $73,817
   Ratio of net expenses to average net assets(c)                 1.77%         1.32%      1.51%      1.53%       1.39%     1.47%
   Ratio of net investment income (loss) to average net
      assets                                                      3.89%         3.45%      3.64%      3.67%       3.08%     4.98%
   Ratio of gross expenses to average net assets prior to
      waiver of expenses by the Advisor(c)                        1.77%         1.32%      1.51%      1.53%       1.39%     1.47%

                           (unaudited)
                            Six Months
                              Ended               Year Ended March 31,
                          September 30,   ------------------------------------
                               2005       2005    2004    2003    2002    2001
                          -------------   ----   -----   -----   -----   -----
Portfolio turnover rate       40.8%       74.4%  123.0%  116.9%  160.7%  264.9%

(a) Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(b) In March 2001, the Fund's total return includes the capital contriubtion by Calamos Advisors. Excluding this item, total return would have been 8.57%, 2.23%, 7.82% and 9.13%, for Class A, Class B, Class C and Class I shares, respectively.

(c) Includes 0.6% for the six months ended September 30, 2005, 0.2%, 0.2%, 0.3%, 0.1%, and 0.1% for the years 2005, 2004, 2003, 2002, and 2001, respectively, related to dividend expense on short positions.

*    Amounts are less than $0.005 per share.

**   Annualized


                                       Financial Highlights SEMIANNUAL REPORT 99

Calamos Market Neutral Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                CLASS B
                                                      -----------------------------------------------------------------------
                                                       (unaudited)                                              September 11,
                                                        Six Months                                                   2000
                                                          Ended                 Year Ended March 31,               through
                                                      September 30,   ---------------------------------------     March 31,
                                                           2005         2005       2004      2003       2002         2001
                                                      -------------   -------    -------   -------    -------   -------------
   Net asset value, beginning of period                  $ 13.51      $ 14.95    $ 14.60   $ 14.16    $ 13.78     $13.63
   Income from investment operations:
      Net investment income (loss)                          0.21         0.33       0.42      0.42       0.28       0.14
   Net realized and unrealized gain (loss)
      on investments                                       (0.01)       (0.56)      0.89      0.46       0.41       0.16
                                                         -------      -------    -------   -------    -------     ------
   Total from investment operations                         0.20        (0.23)      1.31      0.88       0.69       0.30
                                                         -------      -------    -------   -------    -------     ------
Capital contribution from Advisor                             --           --         --        --         --       0.51
Distributions:
      Dividends from net investment income                 (0.52)       (0.73)     (0.65)    (0.44)     (0.29)     (0.14)
      Dividends from net realized gains                       --        (0.48)     (0.31)    (0.00)*    (0.02)     (0.01)
      Distributions from capital contributions                --           --         --        --         --      (0.51)
                                                         -------      -------    -------   -------    -------     ------
   Total distributions                                     (0.52)       (1.21)     (0.96)    (0.44)     (0.31)     (0.66)
                                                         -------      -------    -------   -------    -------     ------
   Net asset value, end of period                        $ 13.19      $ 13.51    $ 14.95   $ 14.60    $ 14.16     $13.78
                                                         -------      -------    -------   -------    -------     ------
   Total Return(a)(b)                                       1.57%       (1.66%)     9.22%     6.28%      5.07%      6.21%
                                                         -------      -------    -------   -------    -------     ------
   Ratios and supplemental data:
   Net assets, end of period (000)                       $34,183      $40,019    $50,429   $55,186    $45,804     $2,108
   Ratio of net expenses to average net assets(c)           2.52%        2.07%      2.26%     2.28%      2.14%      2.22%**
   Ratio of net investment income (loss) to
      average net assets                                    3.14%        2.70%      2.89%     2.92%      2.33%      4.23%**
   Ratio of gross expenses to average net assets
      prior to waiver of expenses by the Advisor(c)         2.52%        2.07%      2.26%     2.28%      2.14%      2.22%**


100 SEMIANNUAL REPORT Financial Highlights

                                                     Calamos Market Neutral Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                        CLASS C
                                                      --------------------------------------------------------------------------
                                                       (unaudited)
                                                        Six Months
                                                          Ended                          Year Ended March 31,
                                                      September 30,   ----------------------------------------------------------
                                                           2005         2005        2004       2003       2002          2001
                                                      -------------   --------    --------   --------   --------   -------------
   Net asset value, beginning of period                  $ 13.17      $  14.61    $  14.29   $  13.87   $  13.50      $ 13.01
   Income from investment operations:
      Net investment income (loss)                          0.20          0.24        0.41       0.41       0.28         0.46
   Net realized and unrealized gain (loss)
      on investments                                       (0.01)        (0.47)       0.87       0.46       0.40         0.54
                                                         -------      --------    --------   --------   --------      -------
   Total from investment operations                         0.19         (0.23)       1.28       0.87       0.68         1.00
                                                         -------      --------    --------   --------   --------      -------
Capital contribution from Advisor                             --            --          --         --         --         0.18
Distributions:
      Dividends from net investment income                 (0.52)        (0.73)      (0.65)     (0.45)     (0.29)       (0.37)
      Dividends from net realized gains                       --         (0.48)      (0.31)     (0.00)*    (0.02)       (0.14)
      Distributions from capital contributions                --            --          --         --         --        (0.18)
                                                         -------      --------    --------   --------   --------      -------
   Total distributions                                     (0.52)        (1.21)      (0.96)     (0.45)     (0.31)       (0.69)
                                                         -------      --------    --------   --------   --------      -------
   Net asset value, end of period                        $ 12.84      $  13.17    $  14.61   $  14.29   $  13.87      $ 13.50
                                                         -------      --------    --------   --------   --------      -------
   Total Return(a)(b)                                       1.54%        (1.69%)      9.24%      6.29%      5.07%        9.32%
                                                         -------      --------    --------   --------   --------      -------
   Ratios and supplemental data:
   Net assets, end of period (000)                       $98,056      $129,352    $185,568   $204,105   $160,940      $13,438
   Ratio of net expenses to average net assets(c)           2.52%         2.07%       2.26%      2.28%      2.14%        2.22%
   Ratio of net investment income (loss) to
      average net assets                                    3.14%         2.70%       2.89%      2.92%      2.33%        4.23%
   Ratio of gross expenses to average net assets
      prior to waiver of expenses by the Advisor(c)         2.52%         2.07%       2.26%      2.28%      2.14%        2.24%


                                      Financial Highlights SEMIANNUAL REPORT 101

Calamos Market Neutral Fund

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD WERE AS FOLLOWS:

                                                                                     CLASS I
                                                      --------------------------------------------------------------------
                                                       (unaudited)
                                                        Six Months                                               May 10,
                                                          Ended                Year Ended March 31,           2000 through
                                                      September 30,   -------------------------------------    March 31,
                                                           2005         2005      2004      2003      2002        2001
                                                      -------------   -------   -------   -------   -------   ------------
   Net asset value, beginning of period                  $ 12.92      $ 14.34   $ 14.05   $ 13.63   $ 13.25    $ 12.97
   Income from investment operations:
      Net investment income (loss)                          0.26         0.54      0.56      0.54      0.45       0.58
   Net realized and unrealized gain (loss) on
      investments                                           0.01        (0.63)     0.84      0.46      0.35       0.58
                                                         -------      -------   -------   -------   -------    -------
   Total from investment operations                         0.27        (0.09)     1.40      1.00      0.80       1.16
                                                         -------      -------   -------   -------   -------    -------
Capital contribution from Advisor                             --           --        --        --        --         --
Distributions:
         Dividends from net investment income              (0.63)       (0.85)    (0.80)    (0.58)    (0.40)     (0.59)
         Dividends from net realized gains                    --        (0.48)    (0.31)    (0.00)*   (0.02)     (0.29)
         Distributions from capital contributions             --           --        --        --        --         --
                                                         -------      -------   -------   -------   -------    -------
      Total distributions                                  (0.63)       (1.33)    (1.11)    (0.58)    (0.42)     (0.88)
                                                         -------      -------   -------   -------   -------    -------
   Net asset value, end of period                        $ 12.56      $ 12.92   $ 14.34   $ 14.05   $ 13.63    $ 13.25
                                                         -------      -------   -------   -------   -------    -------
   Total Return(a)(b)                                       2.14%       (0.76%)   10.32%     7.40%     6.09%      9.13%
                                                         -------      -------   -------   -------   -------    -------
   Ratios and supplemental data:
   Net assets, end of period (000)                       $26,877      $39,561   $40,969   $39,257   $31,177    $20,665
   Ratio of net expenses to average net assets(c)           1.52%        1.07%     1.26%     1.28%     1.14%      1.22%**
   Ratio of net investment income (loss) to average
      net assets                                            4.14%        3.70%     3.89%     3.92%     3.33%      5.23%**
   Ratio of gross expenses to average net assets
      prior to waiver of expenses by the Advisor(c)         1.52%        1.07%     1.26%     1.28%     1.14%      1.22%**


102 SEMIANNUAL REPORT Financial Highlights

Trustee Approval of Management Agreement

The Board of Trustees of Calamos Investment Trust oversees the management of each of the Funds, and, as required by law, determines annually whether to continue the Trust's management agreement with Calamos Advisors under which Calamos Advisors serves as the investment manager and administrator for the Trust and each of the Fund's.

In connection with their most recent consideration of that agreement, the Trustees received and reviewed information provided by Calamos Advisors in response to detailed requests of the Independent Trustees and their independent legal counsel and discussed with representatives of Calamos Advisors' the operations of the Funds and the nature and quality of the advisory and other services provided by Calamos Advisors to the Funds. The Trustees also received and reviewed a memorandum from counsel to the Independent Trustees regarding the Trustee's responsibilities in evaluating the management agreement. In the course of their consideration of the agreement the Independent Trustees were advised by their counsel, and in addition to meeting with management of Calamos Advisors they met separately in executive session with their counsel.

At a meeting on June 30, 2005, based on their evaluation of the information referred to above and other information, the Trustees determined that the overall arrangements between the Funds and Calamos Advisors were fair and reasonable in light of the nature and quality of the services provided by Calamos Advisors and its affiliates, the fees charged for those services and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting the Trustees, including all of the Independent Trustees, unanimously approved continuation of the management agreement through August 1, 2006, subject to earlier termination as provided in the agreement.

In considering the continuation of the management agreement, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees' determination to approve the continuation of the management agreement are discussed separately below.

NATURE, QUALITY AND EXTENT OF SERVICES

The Trustees reviewed the nature, extent and quality of Calamos Advisors' services to the Funds, taking into account the investment objective and strategy of each Fund and the knowledge of the Trustees gained from their regular meetings with management on at least a quarterly basis. In addition, the Trustees reviewed Calamos Advisors' resources and key personnel, especially those who provide investment management services to the Funds. The Trustees also considered other services provided to the Funds by Calamos Advisors, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions, serving as the Funds' administrator, monitoring adherence to the Funds' investment restrictions, producing shareholder reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers,


                  Trustee Approval of Management Agreement SEMIANNUAL REPORT 103

Trustee Approval of Management Agreement

including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations.

The Trustees concluded that the nature and extent of the services provided by Calamos Advisors to each Fund were appropriate and consistent with the terms of the management agreement, that the quality of those services had been consistent with or superior to quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services. They also concluded that Calamos Advisors had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its continuing ability to attract and retain well qualified personnel.

PERFORMANCE OF THE FUNDS

The Trustees considered the performance results for each of the Funds over various time periods. They reviewed information comparing each Fund's performance with the performance of comparable funds and peer groups identified by Lipper Inc., an independent provider of investment company data, and with the Fund's benchmark. The Trustees noted that the long-term performance of each Fund that had been in operation for more than two years compared favorably with its relevant peer group and benchmark, with each of the Funds, except Value Fund, placing in the top quintile in relation to its peer group for the five year performance period, and with Value Fund, due to its inception date, placing in the top quintile in relation to its peer group for the three year performance period. Blue Chip Fund and International Growth Fund had commenced operations in December 2003 and March 2005, respectively, and thus did not have long-term performance records.

The Trustees concluded that, although past performance is not necessarily indicative of future results, the Funds strong longer term performance was an important factor in the Trustees' evaluation of the quality of services provided by Calamos Advisors under the management agreement.

COSTS OF SERVICES AND PROFITS REALIZED BY CALAMOS ADVISORS

The Trustees examined information on fees and expenses of each Fund in comparison to information for other comparable funds as provided by Lipper. Also, the Trustees reviewed information on fees and expenses for additional funds identified by Calamos Advisors. The Trustees noted that both the contractual rates of management fees and the actual management fees after fee waivers for most of the Funds were greater than the median management fees of the respective Lipper peer groups. They also noted, however, that the overall expense ratios of most of the Funds were below or not appreciably higher than the median expense ratios of their respective peer groups.

The Trustees considered the methodology used by Calamos Advisors in determining compensation payable to portfolio managers, the very competitive environment for investment management talent, and the competitive market for mutual funds in different distribution channels.


104 SEMIANNUAL REPORT Trustee Approval of Management Agreement

                                        Trustee Approval of Management Agreement

The Trustees reviewed information on the profitability of Calamos Advisors in serving as each Fund's investment manager and of Calamos Advisors and its affiliates in all of their relationships with each Fund, as well as an explanation of the methodology utilized in allocating various expenses among the Funds and other business units. The Trustees recognized that profitability comparisons among fund managers are difficult because very little comparative information is publicly available and profitability of any manager is affected by numerous factors, including the organizational structure of the particular manager, the types of funds and other accounts it manages, possible other lines of business, the methodology for allocating expenses and the manager's capital structure and cost of capital. However, based on the information available and taking those factors into account, the Trustees concluded that the profitability of Calamos Advisors regarding each Fund in relation to the services rendered was not unreasonable.

The Trustees also reviewed Calamos Advisors' management fees for its institutional separate accounts and for its subadvised funds (for which Calamos Advisors provides portfolio management services only). Although in most instances its sub-advisory, and in many instances its institutional separate account, fees for various investment strategies are lower than the management fees charged to the Funds with corresponding strategies, the Trustees noted that Calamos Advisors performs significant additional services for the Funds that it does not provide to those other clients, including administrative services, oversight of the Funds' other service providers, trustee support, regulatory compliance and numerous other services.

Finally, the Trustees considered the financial condition of Calamos Advisors, which they found to be sound.

The Trustees concluded that the management fees and other compensation payable by the Funds to Calamos Advisors and its affiliates were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisors for managing comparable mutual funds with similar strategies and the fees Calamos Advisors charges to other clients. The Trustees also concluded that the Funds' estimated overall expense ratios, taking into account quality of services provided by Calamos Advisors, the investment performance of the Funds' and the expense limitations agreed to by Calamos Advisors, were also reasonable.

ECONOMIES OF SCALE

The Trustees noted that the advisory fee schedule for each Fund except Blue Chip Fund, Global Growth and Income Fund, High Yield Fund and Value Fund contains breakpoints that reduce the fee rate on assets above specified levels. The Trustees received and discussed information concerning whether Calamos Advisors realizes economies of scale as a Fund's assets increase. The


                  Trustee Approval of Management Agreement SEMIANNUAL REPORT 105

Trustee Approval of Management Agreement

Trustees also considered Calamos Advisors' agreement to reimburse each of the Funds for any ordinary operating expenses (excluding 12b-1 fees) for a fiscal year above 1.50% of average net assets, subject, in the case of International Growth Fund, to an upward or downward adjustment of such limitation for any period equal to the performance fee adjustment applicable to that Fund for the period. The Trustees concluded that the fee schedule for each Fund currently in effect represents an appropriate sharing of economies of scale at current asset levels, but concluded to continue their periodic consideration of economies of scale.

OTHER BENEFITS TO CALAMOS ADVISORS

The Trustees also considered benefits that accrue to Calamos Advisors and its affiliates from their relationship with the Funds. The Trustees concluded that, other than the services to be provided by Calamos Advisors and its affiliates pursuant to the management agreement and the fees payable by the Funds therefor, the Funds and Calamos Advisors may potentially benefit from their relationship with each other in other ways. Recognizing that an affiliate of Calamos Advisors serves the Funds as distributor and receives compensation from the Funds for its services to the Funds, the Trustees determined that such compensation was fair and reasonable. The Trustees also considered Calamos Advisors' use of commissions to be paid by the Funds on their portfolio brokerage transactions to obtain proprietary research products and services benefiting the Funds and/or other clients of Calamos Advisors. The Trustees concluded that Calamos Advisors' use of "soft" commission dollars to obtain research products and services was consistent with regulatory requirements and is beneficial to the Funds. They concluded that, although Calamos Advisors derives or may derive additional benefits through the use of soft dollars from the Funds portfolio transactions, the Funds also benefit from the receipt of research products and services to be acquired through commissions paid on the portfolio transactions of other clients of Calamos Advisors. They also concluded that the Funds success could attract other business to Calamos Advisors or its other funds and that Calamos Advisors' success could enhance its ability to serve the Funds.

After full consideration of the above factors as well as other factors that were instructive in analyzing the management arrangements, the Trustees, including all of the Independent Trustees, concluded that the continuation of the management agreement was in the best interest of each Fund and its shareholders.


106 SEMIANNUAL REPORT Trustee Approval of Management Agreement

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

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

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

                           (CALAMOS INVESTMENTS LOGO)

     Calamos Investments | 2020 Calamos Court | Naperville, IL 60563-2787
                         |800.582.6959 | www.calamos.com

This report, including the unaudited financial statements contained herein, is submitted for general information for the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless accompanied by a currently effective prospectus of the Funds and, after September 30, 2005, updated performance data for the most recently completed calendar quarter. The views expressed in this report reflect those of Calamos Advisors LLC only through September 30, 2005. The manager's views are subject to change at any time based on market and other conditions.

A description of the Calamos Proxy Voting Policies and Procedures is available free of charge upon request by calling (800) 582-6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos Investments, Attn:
Client Services, 2020 Calamos Court, Naperville, IL 60563 or by visiting the SEC website at http://www.sec.gov. The Funds proxy voting record for the twelve month period ended June 30, 2005, is also available free of charge upon request by calling or writing Calamos Investments and by visiting the SEC website at http://www.sec.gov.

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Forms N-Q are available free of charge, upon request, by calling or writing Calamos Investments or by visiting the SEC website. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

FOR 24 HOUR AUTOMATED SHAREHOLDER ASSISTANCE
800.823.7386

TO OBTAIN INFORMATION ABOUT YOUR INVESTMENTS
800.582.6959

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISOR
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

TRANSFER AGENT
US Bancorp Fund Services, LLC
615 E. Michigan St. 3rd floor
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, IL

               (C) 2005 Calamos Holdings LLC. All Rights Reserved. Calamos(R), CALAMOS INVESTMENTS(R), Strategies for Serious Money(R)
   and the Calamos(R) logo are registered trademarks of Calamos Holdings LLC.

                                                                 MFSAN 2005 1400

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Report to Shareholders in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 11. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics - Not applicable.

(a)(2)(i) Certification of Principal Executive Officer.

(a)(2)(ii) Certification of Principal Financial Officer.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:  /s/ John P. Calamos, Sr.
   --------------------------------------


Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  December 14, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:  /s/ John P. Calamos, Sr.
   --------------------------------------


Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  December 14, 2005


By: /s/ Patrick H. Dudasik
   --------------------------------------


Name:  Patrick H. Dudasik
Title: Principal Financial Officer
Date:  December 14, 2005